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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-08413

Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 8 of its series, Evergreen Aggressive Growth Fund, Mid Cap Growth Fund, Evergreen Fund, Growth Fund, Large Company Growth Fund, Masters Fund, Omega Fund and Large Cap Equity Fund, for the year ended 09/30/04. These 8 series have a 09/30 fiscal year end.

Date of reporting period: 09/30/04

Item 1 - Reports to Stockholders.

Evergreen

AGGRESSIVE GROWTH FUND

Annual Report
as of September 30, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2004

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Aggressive Growth Fund, which covers the twelve-month period ended September 30, 2004.

The investment period began on the heels of a dramatic turnaround in the equity markets. The war in Iraq and the changes in the tax laws had already been priced into the markets, and the previous upward momentum was likely susceptible to disappointment. At this juncture, our Investment Strategy Committee and our equity analysts had to make a determination: were the fundamentals supportive of continued growth in equities, or was the recent market action simply a technical move, justifying a reduction in equity allocations? After careful thought and spirited debate, we decided that the fundamentals were solid enough to support further gains in corporate profit growth, likely spurring on the equity markets further in the year ahead.

The passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003 was critical to our belief in the sustainability of the expansion. The addition of capital investment as a pillar of the economic recovery not only took the pressure off the U.S. consumer, but it also provided longer-term support for growth. Indeed, economic and profit growth remained solid for the balance of 2003 and into 2004. Gross Domestic Product (GDP) expanded in the range of 6% in the latter half of 2003, followed by 4% growth for the economy in the first quarter of the new-year. Strengthened balance sheets and improved operating leverage on corporate income

1

LETTER TO SHAREHOLDERS continued

statements enabled this economic growth to translate into solid earnings gains of approximately 20% through the first half of 2004. Given the backdrop of the lowest interest rates in four decades, the major market indexes managed to climb higher into the first quarter of 2004 on these fundamental strengths.

Yet these fundamentals were simply not enough to prolong the twelve-month gains in equities through March 2004. The combination of geopolitical tensions, negative news from Iraq, terrorist threats, uncertainty about the presidential election, and potentially tighter monetary policy managed to dampen market sentiment. In addition, surging energy prices raised concerns about inflation, corporate profits, and personal consumption. As a result, a volatile period within a tight trading range ensued for the balance of the investment period.

We remind investors that a condition of economic recoveries is the transition from surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear this summer as second quarter GDP growth moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Consequently, the pace of growth in corporate profits has also moderated in recent months.

In this environment, we continue to recommend a diversified approach for equity portfolios relative to style, market capitalization, and region. To combat the frequent bouts of uncertainty and the associated volatility, our equity teams maintain an intense focus on the disciplines of their investment strategies, emphasizing economic and corporate fundamentals. Though fear may periodically dominate

2

LETTER TO SHAREHOLDERS continued

market sentiment over the short-term, we remain confident in our approach emphasizing solid fundamentals for successful long-term investing.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/ AnnualUpdates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of September 30, 2004

MANAGEMENT TEAM

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/15/1983

	Class A	Class B	Class C	Class I
Class inception date	4/15/1983	7/7/1995	8/3/1995	7/11/1995

Nasdaq symbol	EAGAX	EAGBX	EAGCX	EAGYX

Average annual return*

1-year with sales charge	3.01%	3.51%	7.54%	N/A

1-year w/o sales charge	9.31%	8.51%	8.54%	9.57%

5-year	-0.51%	-0.28%	-0.04%	0.96%

10-year	8.48%	8.41%	8.39%	9.41%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Aggressive Growth Fund Class A shares, versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 9.31% for the twelve-month period ended September 30, 2004, excluding any applicable sales charges. During the same period, the Russell 1000 Growth Index (Russell 1000 Growth) returned 7.51% .

Although growth stocks had a respectable start to the fiscal year, investor confidence declined as the period progressed amid concerns about the economy, rising oil prices, the threat of terrorism and political uncertainty. As a result, growth stocks fell out of favor and trailed lower-priced value stocks in performance.

We moved to take advantage of rising oil and natural gas prices by overweighting the energy sector, and emphasizing cyclical sectors such as consumer discretionary, industrials and materials. We de-emphasized consumer staples stocks, whose valuations appeared expensive in view of their growth potential. In the past, we have tried to take advantage of two long-term themes that supported the information technology and health care sectors. During the past fiscal year, however, we have underweighted those areas slightly. Within technology, we have concentrated on investments in industry-leading companies with long-term records of consistent earnings growth. Within health care, we generally avoided the large pharmaceutical companies, emphasizing instead growth stocks in the medical services and medical devices industries.

Helping performance was the overweight position in energy stocks, as the rising price of commodities encouraged expansion and particularly helped lift the prospects of companies involved in areas such as oil services and exploration and production. Apache Corp., a leader in exploration and production, was a significant contributor to performance. In health care, the de-emphasis of the major pharmaceutical companies helped, as did our focus on firms such as Stryker, a market leader in the development of surgical instruments and orthopedic implants. In the materials sector, Georgia Gulf was a strong contributor. Other investments that posted strong gains included: Massey Energy, a coal-mining company; on-line auctioneer eBay; software company Cognizant; and home builder Pulte.

Investments that detracted included generic drug manufacturers, such as Dr. Reddy's Laboratories, whose growth prospects declined because of increased competition and more aggressive price discounts. Career Education, which specializes in adult career education programs, fell hard as the SEC began an investigation of its enrollment records at two of its campuses and as rumors circulated about accounting practices. In addition, two of our holdings, China Yuchai and Schnitzer Steel, were affected by the slowdown in economic growth in China. China Yuchai makes diesel truck engines and Schnitzer Steel supplies scrap metal to China's steel industry.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of September 30, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2004	9/30/2004	Period*

Actual
Class A	$1,000.00	$ 940.26	$ 7.08
Class B	$1,000.00	$ 937.01	$10.46
Class C	$1,000.00	$ 936.80	$10.46
Class I	$1,000.00	$ 941.35	$ 5.63
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,017.70	$ 7.36
Class B	$1,000.00	$1,014.20	$10.88
Class C	$1,000.00	$1,014.20	$10.88
Class I	$1,000.00	$1,019.20	$ 5.86

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.46% for Class A, 2.16% for Class B, 2.16% for Class C and 1.16% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS A	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$ 14.40	$ 11.27	$ 13.21	$ 38.14	$ 25.87

Income from investment operations
Net investment loss	(0.17)	(0.14)	(0.13)	(0.11)	(0.24)
Net realized and unrealized gains or losses on securities	1.51	3.27	(1.81)	(14.49)	15.78

Total from investment operations	1.34	3.13	(1.94)	(14.60)	15.54

Distributions to shareholders from
Net realized gains	0	0	0	(10.33)	(3.27)

Net asset value, end of period	$ 15.74	$ 14.40	$ 11.27	$ 13.21	$ 38.14

Total return [2]	9.31%	27.77%	(14.69%)	(47.31%)	64.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$172,791	$120,314	$108,274	$133,001	$284,984
Ratios to average net assets
Expenses [3]	1.48%	1.53%	1.42%	1.26%	1.12%
Net investment loss	(1.04%)	(1.12%)	(0.98%)	(0.58%)	(0.70%)
Portfolio turnover rate	185%	229%	203%	224%	203%

[1] Net investment loss per share is based on average shares outstanding during the period.
[2] Excluding applicable sales charges
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS B	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$ 13.16	$ 10.37	$ 12.25	$ 36.50	$ 25.04

Income from investment operations
Net investment loss	(0.25)	(0.21)	(0.22)	(0.23)	(0.54)
Net realized and unrealized gains or losses on securities	1.37	3.00	(1.66)	(13.69)	15.27

Total from investment operations	1.12	2.79	(1.88)	(13.92)	14.73

Distributions to shareholders from
Net realized gains	0	0	0	(10.33)	(3.27)

Net asset value, end of period	$ 14.28	$ 13.16	$ 10.37	$ 12.25	$ 36.50

Total return [2]	8.51%	26.90%	(15.35%)	(47.68%)	63.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$41,219	$44,601	$44,162	$67,083	$134,252
Ratios to average net assets
Expenses [3]	2.18%	2.25%	2.17%	2.01%	1.88%
Net investment loss	(1.75%)	(1.84%)	(1.73%)	(1.33%)	(1.44%)
Portfolio turnover rate	185%	229%	203%	224%	203%

[1] Net investment loss per share is based on average shares outstanding during the period.
[2] Excluding applicable sales charges
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS C	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$13.11	$10.33	$12.20	$36.42	$ 24.98

Income from investment operations
Net investment loss	(0.25)	(0.21)	(0.22)	(0.22)	(0.58)
Net realized and unrealized gains or losses on securities	1.37	2.99	(1.65)	(13.67)	15.29

Total from investment operations	1.12	2.78	(1.87)	(13.89)	14.71

Distributions to shareholders from
Net realized gains	0	0	0	(10.33)	(3.27)

Net asset value, end of period	$14.23	$13.11	$10.33	$12.20	$ 36.42

Total return [2]	8.54%	26.91%	(15.33%)	(47.72%)	63.64%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,361	$6,966	$6,034	$8,657	$15,736
Ratios to average net assets
Expenses [3]	2.18%	2.26%	2.17%	2.02%	1.91%
Net investment loss	(1.74%)	(1.84%)	(1.73%)	(1.32%)	(1.40%)
Portfolio turnover rate	185%	229%	203%	224%	203%

[1] Net investment loss per share is based on average shares outstanding during the period.
[2] Excluding applicable sales charges
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	YearEnded September 30,

CLASS I [1]	2004 [2]	2003 [2]	2002 [2]	2001 [2]	2000 [2]

Net asset value, beginning of period	$ 14.94	$ 11.65	$ 13.62	$ 38.86	$ 26.23

Income from investment operations
Net investment loss	(0.12)	(0.10)	(0.10)	(0.06)	(0.16)
Net realized and unrealized gains or losses on securities	1.55	3.39	(1.87)	(14.85)	16.06

Total from investment operations	1.43	3.29	(1.97)	(14.91)	15.90

Distributions to shareholders from
Net realized gains	0	0	0	(10.33)	(3.27)

Net asset value, end of period	$ 16.37	$ 14.94	$ 11.65	$ 13.62	$ 38.86

Total return	9.57%	28.24%	(14.46%)	(47.20%)	65.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,170	$12,242	$13,711	$18,571	$48,523
Ratios to average net assets
Expenses [3]	1.18%	1.26%	1.17%	1.00%	0.88%
Net investment loss	(0.74%)	(0.83%)	(0.73%)	(0.33%)	(0.44%)
Portfolio turnover rate	185%	229%	203%	224%	203%

[1] Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
[2] Net investment loss per share is based on average shares outstanding during the period.
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2004

	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 17.3%
Auto Components 0.5%
Autoliv, Inc.	30,000	$1,212,000

Hotels, Restaurants & Leisure 2.4%
International Game Technology	65,000	2,336,750
Red Robin Gourmet Burgers, Inc. * (p)	75,000	3,275,250

		5,612,000

Household Durables 4.1%
Jarden Corp. * (p)	100,000	3,649,000
Pulte Homes, Inc.	95,000	5,830,150

		9,479,150

Internet & Catalog Retail 4.5%
Amazon.com, Inc. *	85,300	3,485,358
eBay, Inc. *	77,800	7,152,932

		10,638,290

Specialty Retail 2.9%
Best Buy Co., Inc.	85,500	4,637,520
Chico's FAS, Inc. * (p)	61,698	2,110,072

		6,747,592

Textiles, Apparel & Luxury Goods 2.9%
Coach, Inc. *	80,000	3,393,600
Deckers Outdoor Corp. * (p)	100,000	3,400,000

		6,793,600

CONSUMER STAPLES 3.2%
Food & Staples Retailing 2.2%
CVS Corp.	70,000	2,949,100
United Natural Foods, Inc. *	83,400	2,218,440

		5,167,540

Food Products 1.0%
McCormick & Co., Inc.	70,000	2,403,800

ENERGY 10.2%
Energy Equipment & Services 2.2%
Rowan Companies, Inc. *	90,000	2,376,000
Weatherford International, Ltd. *	55,000	2,806,100

		5,182,100

Oil & Gas 8.0%
Apache Corp.	115,000	5,762,650
Burlington Resources, Inc.	125,000	5,100,000
Teekay Shipping Corp. (p)	100,000	4,309,000
XTO Energy, Inc.	109,925	3,570,364

		18,742,014

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
FINANCIALS 5.2%
Capital Markets 2.7%
Ameritrade Holding Corp. *	200,000	$2,402,000
Investors Financial Services Corp. (p)	85,000	3,836,050

		6,238,050

Diversified Financial Services 2.5%
Chicago Mercantile Exchange Holdings, Inc. (p)	37,000	5,968,100

HEALTH CARE 22.0%
Biotechnology 1.1%
Biogen Idec, Inc. *	40,000	2,446,800

Health Care Equipment & Supplies 9.4%
Alcon, Inc.	35,000	2,807,000
Cooper Companies, Inc. (p)	45,000	3,084,750
Medtronic, Inc.	95,900	4,977,210
Millipore Corp. *	75,000	3,588,750
St. Jude Medical, Inc. *	55,000	4,139,850
Stryker Corp.	71,000	3,413,680

		22,011,240

Health Care Providers & Services 6.0%
Aetna, Inc.	60,000	5,995,800
American Healthways, Inc. * (p)	100,000	2,911,000
Caremark Rx, Inc. *	158,000	5,067,060

		13,973,860

Pharmaceuticals 5.5%
Medicis Pharmaceutical Corp., Class A (p)	115,000	4,489,600
Mylan Laboratories, Inc. (p)	125,000	2,250,000
Salix Pharmaceuticals, Ltd. * (p)	172,499	3,712,178
Sepracor, Inc. *	50,000	2,439,000

		12,890,778

INDUSTRIALS 8.6%
Aerospace & Defense 1.7%
Lockheed Martin Corp.	70,000	3,904,600

Air Freight & Logistics 0.7%
EGL, Inc. *	50,000	1,513,000

Commercial Services & Supplies 1.7%
Cendant Corp.	185,600	4,008,960

Electrical Equipment 1.8%
Cooper Industries, Ltd., Class A	71,800	4,236,200

Trading Companies & Distributors 2.7%
Fastenal Co. (p)	110,000	6,336,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 27.3%
Communications Equipment 9.4%
Cisco Systems, Inc. *	206,400	$3,735,840
Corning, Inc. *	440,000	4,875,200
Motorola, Inc.	265,000	4,780,600
QUALCOMM, Inc.	180,000	7,027,200
Research In Motion, Ltd. *	20,000	1,526,800

		21,945,640

Computers & Peripherals 2.6%
palmOne, Inc. * (p)	93,000	2,830,920
SanDisk Corp. *	115,000	3,348,800

		6,179,720

Internet Software & Services 4.3%
SINA Corp. * (p)	110,000	2,803,900
VeriSign, Inc. *	200,000	3,976,000
Yahoo!, Inc. *	95,000	3,221,450

		10,001,350

IT Services 4.0%
Affiliated Computer Services, Inc., Class A *	85,000	4,731,950
Cognizant Technology Solutions Corp., Class A *	150,000	4,576,500

		9,308,450

Office Electronics 2.4%
Zebra Technologies Corp., Class A *	90,000	5,490,900

Software 4.6%
Intuit, Inc. *	80,000	3,632,000
Microsoft Corp.	260,100	7,191,765

		10,823,765

MATERIALS 5.1%
Chemicals 2.7%
Air Products & Chemicals, Inc.	50,000	2,719,000
Georgia Gulf Corp.	80,000	3,567,200

		6,286,200

Metals & Mining 2.4%
GrafTech International, Ltd. * (p)	150,000	2,092,500
Massey Energy Co. (p)	117,900	3,410,847

		5,503,347

Total Common Stocks (cost $201,073,840)		231,045,046

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

SHORT-TERM INVESTMENTS 22.5%
MUTUAL FUND SHARES 22.5%
Evergreen Institutional U.S. Government Money Market Fund ø	5,126,426	$5,126,426
Navigator Prime Portfolio (pp)	47,294,777	47,294,777

Total Short-Term Investments (cost $52,421,203)		52,421,203

Total Investments (cost $253,495,043) 121.4%		283,466,249
Other Assets and Liabilities (21.4%)		(49,924,368)

Net Assets 100.0%		$233,541,881

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of September 30, 2004:

Information Technology	27.6%
Health Care	22.2%
Consumer Discretionary	17.5%
Energy	10.3%
Industrials	8.7%
Financials	5.3%
Materials	5.1%
Consumer Staples	3.3%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004

Assets
Investments in securities, at value (cost $253,495,043) including $46,785,071 of
securities loaned	$283,466,249
Receivable for securities sold	2,463,249
Receivable for Fund shares sold	45,378
Dividends receivable	93,806
Receivable for securities lending income	4,931
Prepaid expenses and other assets	17,311

Total assets	286,090,924

Liabilities
Payable for securities purchased	4,819,062
Payable for Fund shares redeemed	356,266
Payable for securities on loan	47,294,777
Advisory fee payable	3,411
Distribution Plan expenses payable	2,762
Due to other related parties	8,730
Accrued expenses and other liabilities	64,035

Total liabilities	52,549,043

Net assets	$233,541,881

Net assets represented by
Paid-in capital	$317,550,767
Undistributed net investment loss	(18,512)
Accumulated net realized losses on securities	(113,961,580)
Net unrealized gains on securities	29,971,206

Total net assets	$233,541,881

Net assets consists of
Class A	$172,790,950
Class B	41,219,249
Class C	8,361,392
Class I	11,170,290

Total net assets	$233,541,881

Shares outstanding
Class A	10,980,522
Class B	2,887,200
Class C	587,785
Class I	682,548

Net asset value per share
Class A	$15.74
Class A - Offering price (based on sales charge of 5.75%)	$16.70
Class B	$14.28
Class C	$14.23
Class I	$16.37

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended September 30, 2004

Investment income
Dividends (net of foreign withholding taxes of $4,423)	$1,009,390
Income from affiliate	65,819

Total investment income	1,075,209

Expenses
Advisory fee	1,271,163
Distribution Plan expenses
Class A	527,762
Class B	473,609
Class C	89,717
Administrative services fee	244,279
Transfer agent fees	1,167,126
Trustees' fees and expenses	4,929
Printing and postage expenses	42,550
Custodian and accounting fees	63,223
Registration and filing fees	65,595
Professional fees	22,045
Other	13,448

Total expenses	3,985,446
Less: Expense reductions	(1,110)
Fee waivers and expense reimbursements	(5,772)

Net expenses	3,978,564

Net investment loss	(2,903,355)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	31,494,758
Net change in unrealized gains or losses on securities	(12,600,842)

Net realized and unrealized gains or losses on securities	18,893,916

Net increase in net assets resulting from operations	$15,990,561

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2004		2003

Operations
Net investment loss		$ (2,903,355)		$ (2,200,220)
Net realized gains or losses on securities		31,494,758		(1,946,957)
Net change in unrealized gains or
losses on securities		(12,600,842)		45,244,661

Net increase in net assets resulting
from operations		15,990,561		41,097,484

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	946,616	15,223,566	4,571,527	53,160,322
Class B	294,590	4,314,520	363,942	4,229,842
Class C	132,457	1,949,957	190,365	2,158,073
Class I	60,896	1,017,214	487,963	6,069,489

		22,505,257		65,617,726

Automatic conversion of Class B shares
to Class A shares
Class A	259,743	4,176,011	257,131	3,068,874
Class B	(285,165)	(4,176,011)	(280,436)	(3,068,874)

		0		0

Payment for shares redeemed
Class A	(2,275,355)	(36,320,431)	(6,083,179)	(71,332,969)
Class B	(885,265)	(12,902,639)	(952,072)	(10,411,074)
Class C	(181,411)	(2,618,269)	(242,878)	(2,661,411)
Class I	(199,907)	(3,287,657)	(844,930)	(10,367,309)

		(55,128,996)		(94,772,763)

Net asset value of shares issued
in acquisition
Class A	3,695,890	59,047,178	0	0
Class B	373,342	5,442,118	0	0
Class C	105,369	1,530,188	0	0
Class I	1,940	32,153	0	0

		66,051,637		0

Net increase (decrease) in
net assets resulting from capital
share transactions		33,427,898		(29,155,037)

Total increase in net assets		49,418,459		11,942,447
Net assets
Beginning of period		184,123,422		172,180,975

End of period		$ 233,541,881		$ 184,123,422

Undistributed net investment loss		$ (18,512)		$ (18,316)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Aggressive Growth Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

18

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses and certain capital loss carryovers assumed as a result of acquisitions.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.52% and declining to 0.50% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.52% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended September 30, 2004, EIMC waived its fee in the amount of $3,460 and reimbursed expenses relating to Class A shares in the amount of $2,312. As of September 30, 2004 the Fund has $3,460 in advisory fee waivers subject to recoupment.

19

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2004, the transfer agent fees were equivalent to an annual rate of 0.48% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2004, the Fund paid brokerage commissions of $162,368 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended September 30, 2004, EIS received $4,056 from the sale of Class A shares and $40,045 and $889 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on December 5, 2003, the Fund acquired the net assets of Evergreen Premier 20 Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shares of Evergreen Premier 20 Fund at an exchange ratio of 0.33, 0.36, 0.36 and 0.32 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $9,975,239. The aggregate net assets of the Fund and Evergreen Premier 20 Fund immediately prior to the acquisition were $200,880,668 and $66,051,637, respectively. The aggregate net assets of the Fund immediately after the acquisition were $266,932,305.

20

NOTES TO FINANCIAL STATEMENTS continued

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $434,128,479 and $458,978,050, respectively, for the year ended September 30, 2004.

During the year ended September 30, 2004, the Fund loaned securities to certain brokers. At September 30, 2004, the value of securities on loan and the value of collateral amounted to $46,785,071 and $47,294,777, respectively. During the year ended September 30, 2004, the Fund earned $42,179 in income from securities lending which is included in dividend income on the Statement of Operations.

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $254,361,099. The gross unrealized appreciation and depreciation on securities based on tax cost was $30,824,057 and $1,718,907, respectively, with a net unrealized appreciation of $29,105,150.

As of September 30, 2004, the Fund had $113,095,524 in capital loss carryovers for federal income tax purposes with $15,676,195 expiring in 2009, $80,059,798 expiring in 2010 and $17,359,531 expiring in 2011.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2004, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Loss	Appreciation	Carryover

$ 18,512	$ 29,105,150	$ 113,095,524

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

21

NOTES TO FINANCIAL STATEMENTS continued

10. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended September 30, 2004, the Fund had no borrowings under this agreement.

12. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

13. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

14. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

22

NOTES TO FINANCIAL STATEMENTS continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Aggressive Growth Fund, a series of Evergreen Equity Trust, as of September 30, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004 by correspondence with the custodian. As to the securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Aggressive Growth Fund, as of September 30, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
November 12, 2004

24

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Other directorships: None	Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Other directorships: Trustee,	Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Phoenix Series Fund, Phoenix	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Other directorships: None	Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Other directorships: None	Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer, Senior Vice President and Director of
Chief Compliance Officer	Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With over $247 billion in assets under management as of September 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

536823 rv2 11/2004

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

536823 rv2 11/2004

Evergreen

MID CAP GROWTH FUND

Annual Report
as of September 30, 2004

Evergreen Investments℠
MUTUAL FUNDS

1	L E T T E R T O S H A R E H O L D E R S
4	F U N D AT A G L A N C E
5	P O RT F O L I O M A N A G E R C O M M E N TA RY
6	A B O U T Y O U R F U N D ' S E X P E N S E S
7	F I N A N C I A L H I G H L I G H T S
11	S C H E D U L E O F I N V E S T M E N T S
15	S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S
16	S TAT E M E N T O F O P E R AT I O N S
17	S TAT E M E N T S O F C H A N G E S I N N E T A S S E T S
18	N O T E S T O F I N A N C I A L S TAT E M E N T S
24	R E P O RT O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M
28	T R U S T E E S A N D O F F I C E R S

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2004

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Mid Cap Growth Fund, which covers the twelve-month period ended September 30, 2004.

The investment period began on the heels of a dramatic turnaround in the equity markets. The war in Iraq and the changes in the tax laws had already been priced into the markets, and the previous upward momentum was likely susceptible to disappointment. At this juncture, our Investment Strategy Committee and our equity analysts had to make a determination: were the fundamentals supportive of continued growth in equities, or was the recent market action simply a technical move, justifying a reduction in equity allocations? After careful thought and spirited debate, we decided that the fundamentals were solid enough to support further gains in corporate profit growth, likely spurring on the equity markets further in the year ahead.

The passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003 was critical to our belief in the sustainability of the expansion. The addition of capital investment as a pillar of the economic recovery not only took the pressure off the U.S. consumer, but it also provided longer-term support for growth. Indeed, economic and profit growth remained solid for the balance of 2003 and into 2004. Gross Domestic Product (GDP) expanded in the range of 6% in the latter half of 2003, followed by 4% growth for the economy in the first quarter of the new-year. Strengthened balance sheets and improved operating leverage on corporate income

1

LETTER TO SHAREHOLDERS continued

statements enabled this economic growth to translate into solid earnings gains of approximately 20% through the first half of 2004. Given the backdrop of the lowest interest rates in four decades, the major market indexes managed to climb higher into the first quarter of 2004 on these fundamental strengths.

Yet these fundamentals were simply not enough to prolong the twelve-month gains in equities through March 2004. The combination of geopolitical tensions, negative news from Iraq, terrorist threats, uncertainty about the presidential election, and potentially tighter monetary policy managed to dampen market sentiment. In addition, surging energy prices raised concerns about inflation, corporate profits, and personal consumption. As a result, a volatile period within a tight trading range ensued for the balance of the investment period.

We remind investors that a condition of economic recoveries is the transition from surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear this summer as second quarter GDP growth moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Consequently, the pace of growth in corporate profits has also moderated in recent months.

In this environment, we continue to recommend a diversified approach for equity portfolios relative to style, market capitalization, and region. To combat the frequent bouts of uncertainty and the associated volatility, our equity teams maintain an intense focus on the disciplines of their investment strategies, emphasizing economic and corporate fundamentals. Though fear may periodically dominate

2

LETTER TO SHAREHOLDERS continued

market sentiment over the short-term, we remain confident in our approach emphasizing solid fundamentals for successful long-term investing.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/ AnnualUpdates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of September 30, 2004

M A N A G E M E N T   T E A M

J. Gary Craven, CFA, CPA

Small/Mid Cap Growth Team Lead Manager

C U R R E N T   I N V E S T M E N T   S T Y L E

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

P E R F O R M A N C E   A N D   R E T U R N S

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/26/1998	1/26/1998

Nasdaq symbol	EKAAX	EKABX	EKACX	EKAYX

Average annual return*

1-year with sales charge	3.10%	3.71%	7.71%	N/A

1-year w/o sales charge	9.41%	8.71%	8.71%	9.93%

5-year	2.01%	2.22%	2.46%	3.46%

10-year	5.53%	5.66%	5.66%	6.35%

* Adjusted for maximum applicablesales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

L O N G - T E R M   G R O W T H

Comparison of a $10,000 investment in the Evergreen Mid Cap Growth Fund Class A shares, versus a similar investment in the Russell Midcap Growth Index (Russell Midcap Growth) and the Consumer Price Index (CPI).

The Russell Midcap Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 9.41% for the twelve-month period ended September 30, 2004, excluding any applicable sales charges. During the same period, the Russell Midcap Growth Index (Russell Midcap Growth) returned 13.68% .

The Fund performed well during the first half of the fiscal year, in an environment characterized by rising optimism about the economy and corporate profitability. The backdrop changed midway through the fiscal year however, as confidence about the pace of the economic recovery weakened and investors pulled back from more economically sensitive parts of the market, such as information technology. The resulting market slump hit its lowest point in July, as concerns about high energy costs, the threats from international terrorism, and the slow pace of new-jobs growth permeated the market. Stock valuations dropped precipitously. In the final weeks of the fiscal year, however, stocks began to recover some of their lost ground. Underperformance relative to the benchmark, Russell Midcap Growth, during the second half of the fiscal year resulted in a lagging return versus the benchmark for the entire year. This underperformance was caused by selections within the information technology sector and one particularly poor-performing stock, Career Education, in the industrials sector. Fund investments in all other sectors outperformed their groups in the benchmark index.

The strongest contributors to performance included Shuffle Master, which produces automatic card-shuffling machines and other gaming-related equipment for casinos; Chicago Mercantile Exchange, which benefited from increased trading of derivatives in the capital markets; and Coach, a specialty retailer targeting the affluent market. We have retained positions in all three companies, but have taken profits and liquidated our investment in another outstanding performer, Nextel Partners. In addition, two other holdings were acquired by larger companies, resulting in strong gains to the fund. They were casino operator, Mandalay Resorts and technology company, Netscreen.

Career Education, a top-five holding throughout the period, was the single biggest detractor. It lost more than 50% of its value because of controversy arising from allegations of two former employees about its enrollment record keeping. We retained the investment in Career Education at the end of the fiscal year because we believed it had a strong business model with excellent growth prospects, despite the controversy. Several information technology holdings also detracted from performance significantly. Consistent with our policy of selling positions when their growth prospects begin deteriorating, we liquidated our positions in many technology selections that had detracted from performance, including NVIDIA, Foundry Networks, Applied Power Conversion and Q-Logic.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

All data is as of September 30, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2004	9/30/2004	Period*

Actual
Class A	$1,000.00	$ 930.00	$5.55
Class B	$1,000.00	$ 927.81	$8.92
Class C	$1,000.00	$ 927.81	$8.92
Class I	$1,000.00	$ 931.51	$4.15
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,019.25	$5.81
Class B	$1,000.00	$1,015.75	$9.32
Class C	$1,000.00	$1,015.75	$9.32
Class I	$1,000.00	$1,020.70	$4.34

* For each class of theFund, expenses are equalto the annualizedexpense ratio of each class
(1.15% for Class A, 1.85%for Class B, 1.85%for Class C and 0.86%for Class I), multiplied by the average accountvalue over the period,multiplied by 183/ 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS A	2004	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$4.25	$ 2.98	$ 3.48	$10.57	$ 6.47

Income from investment operations
Net investment loss	(0.03)	(0.03)	(0.03)	(0.02)	(0.04)
Net realized and unrealized gains or losses on
securities and foreign currency related transactions	0.43	1.30	(0.47)	(3.73)	4.14

Total from investment operations	0.40	1.27	(0.50)	(3.75)	4.10

Distributions to shareholders from
Net realized gains	0	0	0	(3.34)	0

Net asset value, end of period	$4.65	$ 4.25	$ 2.98	$ 3.48	$10.57

Total return [2]	9.41%	42.62%	(14.37%)	(46.35%)	63.37%

Ratios and supplemental data
Net assets, end of period (millions)	$ 549	$ 544	$ 460	$ 574	$1,110
Ratios to average net assets
Expenses [3]	1.16%	1.22%	1.18%	1.05%	1.01%
Net investment loss	(0.75%)	(0.84%)	(0.67%)	(0.41%)	(0.46%)
Portfolio turnover rate	140%	221%	179%	181%	220%

1 Net investment loss per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS B	2004	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$4.02	$ 2.84	$ 3.35	$10.35	$ 6.39

Income from investment operations
Net investment loss	(0.08)	(0.05)	(0.05)	(0.06)	(0.11)
Net realized and unrealized gains or losses on
securities and foreign currency related transactions	0.43	1.23	(0.46)	(3.60)	4.07

Total from investment operations	0.35	1.18	(0.51)	(3.66)	3.96

Distributions to shareholders from
Net realized gains	0	0	0	(3.34)	0

Net asset value, end of period	$4.37	$ 4.02	$ 2.84	$ 3.35	$10.35

Total return [2]	8.71%	41.55%	(15.22%)	(46.54%)	61.97%

Ratios and supplemental data
Net assets, end of period (millions)	$ 30	$ 28	$ 21	$ 35	$ 81
Ratios to average net assets
Expenses [3]	1.86%	1.94%	1.92%	1.80%	1.77%
Net investment loss	(1.45%)	(1.56%)	(1.43%)	(1.17%)	(1.23%)
Portfolio turnover rate	140%	221%	179%	181%	220%

1 Net investment loss per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS C	2004	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$4.02	$ 2.85	$ 3.35	$10.36	$ 6.39

Income from investment operations
Net investment loss	(0.07)	(0.05)	(0.05)	(0.06)	(0.12)
Net realized and unrealized gains or losses on
securities and foreign currency related transactions	0.42	1.22	(0.45)	(3.61)	4.09

Total from investment operations	0.35	1.17	(0.50)	(3.67)	3.97

Distributions to shareholders from
Net realized gains	0	0	0	(3.34)	0

Net asset value, end of period	$4.37	$ 4.02	$ 2.85	$ 3.35	$10.36

Total return [2]	8.71%	41.05%	(14.93%)	(46.60%)	62.13%

Ratios and supplemental data
Net assets, end of period (millions)	$ 8	$ 8	$ 4	$ 4	$ 9
Ratios to average net assets
Expenses [3]	1.86%	1.94%	1.92%	1.80%	1.76%
Net investment loss	(1.45%)	(1.56%)	(1.43%)	(1.18%)	(1.20%)
Portfolio turnover rate	140%	221%	179%	181%	220%

1 Net investment loss per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS I [1]	2004 [2]	2003 [2]	2002 [2]	2001 [2]	2000 [2]

Net asset value, beginning of period	$4.33	$ 3.03	$ 3.54	$10.64	$ 6.51

Income from investment operations
Net investment loss	(0.02)	(0.02)	(0.02)	(0.01)	(0.02)
Net realized and unrealized gains or losses on
securities and foreign currency related transactions	0.45	1.32	(0.49)	(3.75)	4.15

Total from investment operations	0.43	1.30	(0.51)	(3.76)	4.13

Distributions to shareholders from
Net realized gains	0	0	0	(3.34)	0

Net asset value, end of period	$4.76	$ 4.33	$ 3.03	$ 3.54	$10.64

Total return	9.93%	42.90%	(14.41%)	(46.06%)	63.44%

Ratios and supplemental data
Net assets, end of period (millions)	$ 41	$ 4	$ 2	$ 2	$ 5
Ratios to average net assets
Expenses [3]	0.86%	0.94%	0.93%	0.80%	0.77%
Net investment loss	(0.42%)	(0.54%)	(0.43%)	(0.18%)	(0.21%)
Portfolio turnover rate	140%	221%	179%	181%	220%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Net investment loss per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2004

	Shares	Value

COMMON STOCKS 97.3%
CONSUMER DISCRETIONARY 21.0%
Hotels, Restaurants & Leisure 5.7%
Applebee's International, Inc. (p)	419,950	$10,616,336
International Game Technology	415,803	14,948,118
Shuffle Master, Inc. * (p)	263,450	9,868,837

		35,433,291

Household Durables 2.6%
Pulte Homes, Inc.	268,600	16,483,982

Media 1.4%
Washington Post Co., Class B (p)	9,700	8,924,000

Multi-line Retail 0.8%
Family Dollar Stores, Inc.	188,600	5,111,060

Specialty Retail 7.4%
American Eagle Outfitters, Inc.	152,600	5,623,310
Chico's FAS, Inc. *	222,800	7,619,760
Claire's Stores, Inc. (p)	408,300	10,223,832
Pacific Sunwear of California, Inc. *(p)	334,924	7,050,150
PETCO Animal Supplies, Inc. *	218,300	7,129,678
Rent-A-Center, Inc. * (p)	336,600	8,704,476

		46,351,206

Textiles, Apparel & Luxury Goods 3.1%
Coach, Inc. *	329,111	13,960,889
Columbia Sportswear Co. *(p)	99,200	5,406,400

		19,367,289

CONSUMER STAPLES 4.5%
Food & Staples Retailing 1.7%
United Natural Foods, Inc. *(p)	403,396	10,730,334

Food Products 1.4%
McCormick & Co., Inc. (p)	251,200	8,626,208

Personal Products 1.4%
NBTY, Inc. *(p)	403,400	8,697,304

ENERGY 7.5%
Energy Equipment & Services 2.8%
Diamond Offshore Drilling, Inc. (p)	311,100	10,263,189
Weatherford International, Ltd. *	141,700	7,229,534

		17,492,723

Oil & Gas 4.7%
Chesapeake Energy Corp. (p)	786,200	12,445,546
EOG Resources, Inc.	120,200	7,915,170
Teekay Shipping Corp. (p)	207,900	8,958,411

		29,319,127

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
FINANCIALS 7.8%
Capital Markets 3.6%
Affiliated Managers Group, Inc. *(p)	290,249	$15,539,931
Ameritrade Holding Corp. *(p)	591,867	7,108,323

		22,648,254

Diversified Financial Services 2.7%
Chicago Mercantile Exchange Holdings, Inc. (p)	106,951	17,251,196

Insurance 0.6%
UnumProvident Corp. (p)	246,035	3,860,289

Real Estate 0.9%
ProLogis Trust REIT	153,700	5,416,388

HEALTH CARE 21.3%
Biotechnology 4.5%
Charles River Laboratories International, Inc. *(p)	181,900	8,331,020
Chiron Corp. *	182,300	8,057,660
Genzyme Corp. *	101,000	5,495,410
OSI Pharmaceuticals, Inc. *(p)	104,700	6,434,862

		28,318,952

Health Care Equipment & Supplies 4.5%
Bausch & Lomb, Inc. (p)	81,700	5,428,965
Cytyc Corp. *	366,700	8,855,805
Fisher Scientific International, Inc. *	107,000	6,241,310
St. Jude Medical, Inc. *	99,000	7,451,730

		27,977,810

Health Care Providers & Services 4.8%
AmerisourceBergen Corp.	168,600	9,055,506
Community Health Systems *	191,200	5,101,216
Coventry Health Care, Inc. *	130,500	6,964,785
Renal Care Group, Inc. *	169,650	5,467,819
Wellpoint Health Networks, Inc. *	35,200	3,699,168

		30,288,494

Pharmaceuticals 7.5%
Allergan, Inc.	104,200	7,559,710
Barr Pharmaceuticals, Inc. *	338,900	14,040,627
Mylan Laboratories, Inc. (p)	480,500	8,649,000
Sepracor, Inc. * (p)	160,600	7,834,068
Shire Pharmaceuticals Group plc, ADR *(p)	316,398	9,064,803

		47,148,208

INDUSTRIALS 8.3%
Airlines 1.6%
jetBlue Airways Corp. *(p)	474,500	9,926,540

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 5.5%
Career Education Corp. *	514,200	$14,618,706
HNI Corp.	172,200	6,815,676
Monster Worldwide, Inc. *	531,600	13,098,624

		34,533,006

Machinery 1.2%
CNH Global NV	402,700	7,884,866

INFORMATION TECHNOLOGY 21.7%
Communications Equipment 4.0%
ADTRAN, Inc. (p)	517,200	11,730,096
F5 Networks, Inc. *(p)	261,700	7,971,382
Juniper Networks, Inc. *	238,474	5,627,986

		25,329,464

Computers & Peripherals 1.6%
palmOne, Inc. * (p)	321,950	9,800,158

Electronic Equipment & Instruments 3.7%
Au Optronics Corp., ADR (p)	541,122	6,774,848
Flextronics International, Ltd. *(p)	1,214,600	16,093,450

		22,868,298

Internet Software & Services 2.7%
SINA Corp. *(p)	651,600	16,609,284

IT Services 2.3%
Alliance Data Systems Corp. *	196,300	7,961,928
Cognizant Technology Solutions Corp., Class A *	218,700	6,672,537

		14,634,465

Semiconductors & Semiconductor Equipment 5.1%
Broadcom Corp., Class A *	297,764	8,125,979
Intersil Holding Corp., Class A (p)	701,400	11,173,302
Lam Research Corp. *(p)	309,302	6,767,528
Xilinx, Inc.	229,200	6,188,400

		32,255,209

Software 2.3%
Intuit, Inc. *	323,600	14,691,440

MATERIALS 1.7%
Chemicals 1.7%
Scotts Co., Class A * (p)	162,100	10,398,715

TELECOMMUNICATION SERVICES 2.8%
Wireless Telecommunications Services 2.8%
Turkcell Iletisim Hizmetleri, ADR * (p)	821,922	9,213,751
Vimpel Communications, ADR *	76,300	8,301,440

		17,515,191

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
UTILITIES 0.7%
Multi-Utilities & Unregulated Power 0.7%
AES Corp. *	436,600	$4,361,634

Total Common Stocks (cost $538,929,330)		610,254,385

SHORT-TERM INVESTMENTS 28.0%
MUTUAL FUND SHARES 28.0%
Evergreen Institutional Money Market Fund ø	7,791,416	7,791,416
Navigator Prime Portfolio (pp)	167,859,627	167,859,627

Total Short-Term Investments (cost $175,651,043)		175,651,043

Total Investments (cost $714,580,373) 125.3%		785,905,428
Other Assets and Liabilities (25.3%)		(158,441,710)

Net Assets 100.0%		$627,463,718

(p)	All or a portion of this security is on loan.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

The following table shows thepercent of total long-term investments by sector as of September 30, 2004:

Health Care	22.9%
Consumer Discretionary	21.6%
Information Technology	21.2%
Financials	8.1%
Energy	7.7%
Industrials	7.3%
Consumer Staples	4.6%
Materials	3.0%
Telecommunication Services	2.9%
Utilities	0.7%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004

Assets
Investments in securities, at value (cost $714,580,373)
including $163,939,466 of securities loaned	$785,905,428
Foreign currency, at value (cost $19)	18
Receivable for securities sold	9,156,535
Receivable for Fund shares sold	843,594
Dividends receivable	119,675
Receivable for securities lending income	26,585
Prepaid expenses and other assets	124,329

Total assets	796,176,164

Liabilities
Payable for Fund shares redeemed	737,911
Payable for securities on loan	167,859,627
Advisory fee payable	8,210
Distribution Plan expenses payable	5,528
Due to other related parties	2,969
Accrued expenses and other liabilities	98,201

Total liabilities	168,712,446

Net assets	$627,463,718

Net assets represented by
Paid-in capital	$734,755,226
Undistributed net investment loss	(58,921)
Accumulated net realized losses on securities and foreign currency related transactions	(178,557,641)
Net unrealized gains on securities and foreign currency related transactions	71,325,054

Total net assets	$627,463,718

Net assets consists of
Class A	$548,623,956
Class B	29,533,179
Class C	8,355,942
Class I	40,950,641

Total net assets	$627,463,718

Shares outstanding
Class A	117,975,869
Class B	6,756,938
Class C	1,911,247
Class I	8,600,414

Net asset value per share
Class A	$4.65
Class A - Offering price (based on sales charge of 5.75%)	$4.93
Class B	$4.37
Class C	$4.37
Class I	$4.76

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended September 30, 2004

Investment income
Dividends (net of foreign withholding taxes of $43,947)	$2,396,309
Securities lending income	210,053

Total investment income	2,606,362

Expenses
Advisory fee	3,057,460
Distribution Plan expenses
Class A	1,745,434
Class B	310,363
Class C	91,983
Administrative services fee	640,528
Transfer agent fees	1,342,204
Trustees' fees and expenses	8,991
Printing and postage expenses	156,055
Custodian and accounting fees	148,320
Registration and filing fees	64,615
Professional fees	66,358
Other	21,699

Total expenses	7,654,010
Less: Expense reductions	(3,079)
Expense reimbursements	(5,178)

Net expenses	7,645,753

Net investment loss	(5,039,391)

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains on:
Securities	100,081,525
Foreign currency related transactions	67,968

Net realized gains on securities and foreign currency related transactions	100,149,493
Net change in unrealized gains or losses on securities and foreign currency related transactions	(39,922,475)

Net realized and unrealized gains or losses on securities and foreign currency related transactions	60,227,018

Net increase in net assets resulting from operations	$55,187,627

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

		Year Ended September30,

	2004		2003

Operations
Net investment loss		$ (5,039,391)		$ (4,687,378)
Net realized gains on securities and
foreign currency related transactions		100,149,493		81,944,555
Net change in unrealized gains or losses
on securities and foreign currency
related transactions		(39,922,475)		109,304,250

Net increase in net assets resulting from
operations		55,187,627		186,561,427

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	11,484,711	54,865,945	27,761,300	93,700,642
Class B	1,480,368	6,642,087	1,461,378	5,326,117
Class C	709,918	3,197,369	6,046,996	18,603,112
Class I	8,587,675	41,981,199	3,386,529	11,830,073

		106,686,600		129,459,944

Automatic conversion of Class B shares
to Class A shares
Class A	159,705	754,924	291,491	1,062,153
Class B	(169,237)	(754,924)	(307,339)	(1,062,153)

		0		0

Payment for shares redeemed
Class A	(21,915,114)	(104,169,140)	(53,919,253)	(186,511,578)
Class B	(1,444,724)	(6,450,017)	(1,569,247)	(5,192,013)
Class C	(670,961)	(2,963,312)	(5,411,988)	(16,325,136)
Class I	(883,514)	(4,337,299)	(3,014,226)	(10,243,225)

		(117,919,768)		(218,271,952)

Net decrease in net assets resulting from
capital share transactions		(11,233,168)		(88,812,008)

Total increase in net assets		43,954,459		97,749,419
Net assets
Beginning of period		583,509,259		485,759,840

End of period		$ 627,463,718		$ 583,509,259

Undistributed net investment loss		$ (58,921)		$ (53,603)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1 . O R G A N I Z AT I O N

Evergreen Mid Cap Growth Fund (the "Fund") (formerly, Evergreen Emerging Growth Fund), is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2 . S I G N I F I C A N T   A C C O U N T I N G   P O L I C I E S

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated

18

NOTES TO FINANCIAL STATEMENTS continued

in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

19

NOTES TO FINANCIAL STATEMENTS continued

3 . A D V I S O RY   F E E   A N D   O T H E R   T R A N S A C T I O N S   W I T H   A F F I L I AT E S

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.51% and declining to 0.26% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee which started at 0.61% and declined to 0.26% as the Fund's average daily net assets increased.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended September 30, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $5,178.

During the year ended September 30, 2004, EIMC made a payment to the Fund as a result of short-term trading activity. EIMC paid to the Fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the investor's net gain and the fees earned by EIMC and the expenses incurred by the Fund on the investor's account. This amount is included in realized gains on securities in the Statement of Operations. The impact to the net asset values per share of the Fund was less than $0.01.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2004, the transfer agent fees were equivalent to an annual rate of 0.21% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2004, the Fund paid brokerage commissions of $299,984 to Wachovia Securities, LLC.

4 . D I S T R I B U T I O N   P L A N S

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual

20

NOTES TO FINANCIAL STATEMENTS continued

rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended September 30, 2004, EIS received $5,405 from the sale of Class A shares and $25,971 and $711 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5 . S E C U R I T I E S   T R A N S A C T I O N S

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $884,042,037 and $913,767,479, respectively, for the year ended September 30, 2004.

During the year ended September 30, 2004, the Fund loaned securities to certain brokers. At September 30, 2004, the value of securities on loan and the value of collateral amounted to $163,939,466 and $167,859,627, respectively.

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $716,191,222. The gross unrealized appreciation and depreciation on securities based on tax cost was $92,703,555 and $22,989,349, respectively, with a net unrealized appreciation of $69,714,206.

As of September 30, 2004, the Fund had $176,946,793 in capital loss carryovers for federal income tax purposes with $169,397,937expiring in 2010 and $7,548,856 expiring in 2011.

For income tax purposes, currency losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2004, the Fund incurred and will elect to defer post-October currency losses of $4,506.

6 . I N T E R F U N D   L E N D I N G

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2004, the Fund did not participate in the interfund lending program.

7 . D I S T R I B U T I O N S   T O   S H A R E H O L D E R S

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Loss	Appreciation	Carryover

$58,921	$69,714,206	$176,946,793

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

21

NOTES TO FINANCIAL STATEMENTS continued

8 . E X P E N S E   R E D U C T I O N S

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9 . D E F E R R E D   T R U S T E E S '   F E E S

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

1 0 . F I N A N C I N G   A G R E E M E N T

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended September 30, 2004, the Fund had no borrowings under this agreement.

1 1 . L I T I G AT I O N

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

1 2 . R E G U L AT O RY   M AT T E R S

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to

22

NOTES TO FINANCIAL STATEMENTS continued

engage in short-term trading, on behalf of a client, in the Fund during the period from December 2000 through April 2003, in excess of the limitations set forth in the Fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the short-term trading activity in the Fund, EIMC reimbursed the Fund the amount of net gains realized by the investor (see Note 3). In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund), a series of Evergreen Equity Trust, as of September 30, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Mid Cap Growth Fund, as of September 30, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
November 12, 2004

24

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer, Senior Vice President and Director of
Chief Compliance Officer	Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

563825 11/2004

Evergreen

EVERGREEN FUND

Annual Report
as of September 30, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2004

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Fund, which covers the twelvemonth period ended September 30, 2004.

The investment period began on the heels of a dramatic turnaround in the equity markets. The war in Iraq and the changes in the tax laws had already been priced into the markets, and the previous upward momentum was likely susceptible to disappointment. At this juncture, our Investment Strategy Committee and our equity analysts had to make a determination: were the fundamentals supportive of continued growth in equities, or was the recent market action simply a technical move, justifying a reduction in equity allocations? After careful thought and spirited debate, we decided that the fundamentals were solid enough to support further gains in corporate profit growth, likely spurring on the equity markets further in the year ahead.

The passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003 was critical to our belief in the sustainability of the expansion. The addition of capital investment as a pillar of the economic recovery not only took the pressure off the U.S. consumer, but it also provided longer-term support for growth. Indeed, economic and profit growth remained solid for the balance of 2003 and into 2004. Gross Domestic Product (GDP) expanded in the range of 6% in the latter half of 2003, followed by 4% growth for the economy in the first quarter of the new-year. Strengthened balance sheets and improved operating leverage on corporate income

1

LETTER TO SHAREHOLDERS continued

statements enabled this economic growth to translate into solid earnings gains of approximately 20% through the first half of 2004. Given the backdrop of the lowest interest rates in four decades, the major market indexes managed to climb higher into the first quarter of 2004 on these fundamental strengths.

Yet these fundamentals were simply not enough to prolong the twelve-month gains in equities through March 2004. The combination of geopolitical tensions, negative news from Iraq, terrorist threats, uncertainty about the presidential election, and potentially tighter monetary policy managed to dampen market sentiment. In addition, surging energy prices raised concerns about inflation, corporate profits, and personal consumption. As a result, a volatile period within a tight trading range ensued for the balance of the investment period.

We remind investors that a condition of economic recoveries is the transition from surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear this summer as second quarter GDP growth moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Consequently, the pace of growth in corporate profits has also moderated in recent months.

In this environment, we continue to recommend a diversified approach for equity portfolios relative to style, market capitalization, and region. To combat the frequent bouts of uncertainty and the associated volatility, our equity teams maintain an intense focus on the disciplines of their investment strategies, emphasizing economic and corporate fundamentals. Though fear may periodically dominate

2

LETTER TO SHAREHOLDERS continued

market sentiment over the short-term, we remain confident in our approach emphasizing solid fundamentals for successful long-term investing.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/ AnnualUpdates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of September 30, 2004

MANAGEMENT TEAM

Maureen E. Cullinane, CFA
Large Cap Core Growth Team Lead Manager

Timothy E. O'Grady
Value Equity Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc. Morningstar's style box is based on a portfolio date as of 9/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/1971

	Class A	Class B	Class C	Class I
Class inception date	1/3/1995	1/3/1995	1/3/1995	10/15/1971

Nasdaq symbol	EVRAX	EVRBX	EVRCX	EVGRX

Average annual return*

1-year with sales charge	5.31%	5.87%	9.90%	N/A

1-year w/o sales charge	11.74%	10.87%	10.90%	11.98%

5-year	-5.94%	-5.76%	-5.53%	-4.58%

10-year	4.82%	4.72%	4.72%	5.74%

* Adjusted for maximum applicablesales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Fund Class A shares, versus a similar investment in the Russell 1000 Index (Russell 1000) and the Consumer Price Index (CPI).

The Russell 1000 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 11.74% for the twelve-month period ended September 30, 2004, excluding any applicable sales charges. During the same period, the Russell 1000 Index (Russell 1000) returned 13.90%.

The stock market produced moderate returns over the fiscal year ended September 30, 2004. Early in the period, when investors were optimistic about prospects for a sustained, vigorous economic rebound, growth stocks performed strongly. However, in the latter months of the fiscal year, market sentiment changed amid worries about the strength of the recovery as well as concerns about rising oil prices, the threats of terrorism, and political uncertainty in the United States. During these months, when stock market returns were more muted, lower-priced value stocks tended to perform better than growth stocks.

The portfolio management team intends to divide the fund's assets evenly between portfolios of large-cap growth stocks and large-cap value stocks. The team managing the growth portfolio took advantage of opportunities created by rising oil and natural gas prices to overweight the energy sector, helping performance of the portfolio. The growth portfolio also emphasized more economically sensitive areas such as consumer discretionary, industrials and materials, while de-emphasizing consumer staples stocks, whose valuations appeared expensive in view of their growth potential. Although information technology and health care stocks accounts for much of the growth portfolio, less emphasis was placed on those sectors than in recent years. Within technology, managers concentrated on relatively large positions in industry-leading companies with long-term records of consistent earnings growth. Within health care, managers generally avoided the large pharmaceutical companies, preferring growth stocks in the medical services and medical devices industries. Stocks that contributed to performance included energy exploration and production company Apache; Air Products, a major supplier of industrial gases; and Zimmer, a leader in the development of orthopedic products in the health care sector. Investments that detracted from performance included Intel and Oracle from the information technology sector, and Coca-Cola, Amazon.com and Corning.

The team managing the value portfolio also emphasized the basic materials and energy sectors, while underweighting the financial services and consumer discretionary areas. In general, the underweight position in consumer companies helped performance, as did the overweights in materials and energy stocks. Within the consumer discretionary sector, one holding, tool manufacturer Black & Decker, performed particularly well. The underweighting of financial services companies held back results for the fiscal year, although managers continued to believe there was significant overcapacity within that sector. Also holding back performance was selection within the technology sector, as managers tended to favor the least volatile tech stocks, which underperformed during the period. Among basic materials holdings, coal-miner Peabody Energy was a major contributor, helped by rising commodity prices. Other strong performers included Phelps Dodge, a copper mining company, and Freeport-McMoRan, a major mining company with copper and gold operations.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

All data is as of September 30, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2004	9/30/2004	Period*

Actual
Class A	$1,000.00	$ 975.02	$ 7.41
Class B	$1,000.00	$ 971.50	$10.79
Class C	$1,000.00	$ 971.45	$10.84
Class I	$1,000.00	$ 975.73	$ 5.93
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,017.50	$ 7.57
Class B	$1,000.00	$1,014.05	$11.03
Class C	$1,000.00	$1,014.00	$11.08
Class I	$1,000.00	$1,019.00	$ 6.06

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.50% for Class A, 2.19% for Class B, 2.20% for Class C and 1.20% for Class I), multiplied by the average account value over the period, multiplied by 183/ 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS A	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$10.48	$ 8.92	$11.21	$16.88	$24.24

Income from investment operations
Net investment loss	(0.02)	(0.02)	(0.01)	(0.03)	(0.12)
Net realized and unrealized gains or losses on securities, futures contracts and foreign
currency related transactions	1.25	1.58	(2.28)	(5.43)	2.79

Total from investment operations	1.23	1.56	(2.29)	(5.46)	2.67

Distributions to shareholders from
Net realized gains	0	0	0	(0.21)	(10.03)

Net asset value, end of period	$11.71	$10.48	$ 8.92	$11.21	$16.88

Total return [2]	11.74%	17.49%	(20.43%)	(32.68%)	11.07%

Ratios and supplemental data
Net assets, end of period (millions)	$ 136	$ 110	$ 71	$ 85	$ 161
Ratios to average net assets
Expenses [3]	1.59%	1.76%	1.57%	1.51%	1.43%
Net investment loss	(0.14%)	(0.23%)	(0.11%)	(0.20%)	(0.49%)
Portfolio turnover rate	84%	125%	133%	160%	119%

1 Net investment loss per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS B	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$ 9.84	$ 8.43	$10.68	$16.21	$23.80

Income from investment operations
Net investment loss	(0.09)	(0.09)	(0.09)	(0.13)	(0.28)
Net realized and unrealized gains or losses on securities, futures contracts and foreign
currency related transactions	1.16	1.50	(2.16)	(5.19)	2.72

Total from investment operations	1.07	1.41	(2.25)	(5.32)	2.44

Distributions to shareholders from
Net realized gains	0	0	0	(0.21)	(10.03)

Net asset value, end of period	$10.91	$ 9.84	$ 8.43	$10.68	$16.21

Total return [2]	10.87%	16.73%	(21.07%)	(33.17%)	10.22%

Ratios and supplemental data
Net assets, end of period (millions)	$ 74	$ 122	$ 168	$ 296	$ 553
Ratios to average net assets
Expenses [3]	2.30%	2.48%	2.32%	2.27%	2.18%
Net investment loss	(0.87%)	(0.94%)	(0.86%)	(0.95%)	(1.23%)
Portfolio turnover rate	84%	125%	133%	160%	119%

1 Net investment loss per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS C	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$ 9.82	$ 8.42	$10.65	$16.18	$23.77

Income from investment operations
Net investment loss	(0.09)	(0.09)	(0.09)	(0.13)	(0.28)
Net realized and unrealized gains or losses on securities, futures contracts and foreign
currency related transactions	1.16	1.49	(2.14)	(5.19)	2.72

Total from investment operations	1.07	1.40	(2.23)	(5.32)	2.44

Distributions to shareholders from
Net realized gains	0	0	0	(0.21)	(10.03)

Net asset value, end of period	$10.89	$ 9.82	$ 8.42	$10.65	$16.18

Total return [2]	10.90%	16.63%	(20.94%)	(33.23%)	10.23%

Ratios and supplemental data
Net assets, end of period (millions)	$ 4	$ 4	$ 4	$ 6	$ 11
Ratios to average net assets
Expenses [3]	2.30%	2.48%	2.32%	2.27%	2.18%
Net investment loss	(0.85%)	(0.95%)	(0.86%)	(0.95%)	(1.24%)
Portfolio turnover rate	84%	125%	133%	160%	119%

1 Net investment loss per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS I [1]	2004 [2]	2003 [2]	2002 [2]	2001 [2]	2000 [2]

Net asset value, beginning of period	$10.77	$ 9.14	$11.45	$17.20	$24.48

Income from investment operations
Net investment income (loss)	0.02	0.01	0.02	0.01	(0.06)
Net realized and unrealized gains or losses on securities, futures contracts and foreign
currency related transactions	1.27	1.62	(2.33)	(5.55)	2.81

Total from investment operations	1.29	1.63	(2.31)	(5.54)	2.75

Distributions to shareholders from
Net realized gains	0	0	0	(0.21)	(10.03)

Net asset value, end of period	$12.06	$10.77	$ 9.14	$11.45	$17.20

Total return	11.98%	17.83%	(20.17%)	(32.53%)	11.32%

Ratios and supplemental data
Net assets, end of period (millions)	$ 214	$ 221	$ 216	$ 508	$ 887
Ratios to average net assets
Expenses [3]	1.29%	1.48%	1.32%	1.27%	1.18%
Net investment income (loss)	0.15%	0.05%	0.14%	0.05%	(0.23%)
Portfolio turnover rate	84%	125%	133%	160%	119%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2004

	Shares	Value

COMMON STOCKS 98.2%
CONSUMER DISCRETIONARY 11.1%
Distributors 0.2%
Adesa, Inc. *	46,033	$756,322

Hotels, Restaurants & Leisure 1.2%
International Game Technology	36,000	1,294,200
Starbucks Corp. *	89,000	4,045,940

		5,340,140

Household Durables 0.2%
Sharp Corp.	50,000	687,872

Internet & Catalog Retail 1.8%
Amazon.com, Inc. *(p)	73,000	2,982,780
eBay, Inc. *	52,000	4,780,880

		7,763,660

Media 3.6%
Comcast Corp., Class A *	165,308	4,615,399
Liberty Media Corp., Class A *	312,704	2,726,779
News Corp., Ltd., ADR (p)	111,713	3,499,968
Time Warner, Inc. *	287,953	4,647,562

		15,489,708

Multi-line Retail 1.1%
Target Corp.	100,000	4,525,000

Specialty Retail 1.9%
Best Buy Co., Inc.	69,000	3,742,560
Home Depot, Inc.	113,000	4,429,600

		8,172,160

Textiles, Apparel & Luxury Goods 1.1%
Coach, Inc. *	51,000	2,163,420
Liz Claiborne, Inc.	67,082	2,530,333

		4,693,753

CONSUMER STAPLES 6.8%
Beverages 1.7%
Anheuser-Busch Companies, Inc.	30,787	1,537,811
Diageo plc, ADR (p)	20,000	1,008,600
PepsiCo, Inc.	102,028	4,963,662

		7,510,073

Food & Staples Retailing 1.3%
CVS Corp.	75,000	3,159,750
Wal-Mart Stores, Inc.	42,380	2,254,616

		5,414,366

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 1.2%
General Mills, Inc.	60,144	$2,700,465
H.J. Heinz Co.	62,489	2,250,854

		4,951,319

Household Products 1.3%
Kimberly-Clark Corp.	32,571	2,103,761
Procter & Gamble Co.	65,000	3,517,800

		5,621,561

Tobacco 1.3%
Altria Group, Inc.	120,017	5,645,600

ENERGY 10.6%
Energy Equipment & Services 2.1%
Halliburton Co.	52,893	1,781,965
Schlumberger, Ltd.	86,041	5,791,420
Transocean, Inc. *	37,559	1,343,861

		8,917,246

Oil & Gas 8.5%
Apache Corp.	53,860	2,698,925
Burlington Resources, Inc.	85,000	3,468,000
ChevronTexaco Corp.	104,771	5,619,916
Devon Energy Corp.	22,518	1,599,003
Exxon Mobil Corp.	311,176	15,039,136
Marathon Oil Corp.	60,729	2,506,893
XTO Energy, Inc.	163,571	5,312,786

		36,244,659

FINANCIALS 18.8%
Capital Markets 2.6%
Goldman Sachs Group, Inc.	12,000	1,118,880
Merrill Lynch & Co., Inc.	74,148	3,686,639
Morgan Stanley	123,568	6,091,902

		10,897,421

Commercial Banks 5.1%
Bank of America Corp.	215,474	9,336,488
SunTrust Banks, Inc.	32,281	2,272,905
U.S. BanCorp.	124,571	3,600,102
Wells Fargo & Co.	90,398	5,390,433
Zions BanCorp.	23,000	1,403,920

		22,003,848

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 1.5%
American Express Co.	126,178	$6,493,120

Diversified Financial Services 4.0%
Citigroup, Inc.	232,740	10,268,489
JPMorgan Chase & Co.	172,946	6,871,144

		17,139,633

Insurance 3.7%
Allstate Corp.	71,854	3,448,274
American International Group, Inc.	131,385	8,932,866
Mitsui Sumitomo Insurance Co., Ltd.	250,000	2,062,253
SAFECO Corp. (p)	29,913	1,365,528

		15,808,921

Thrifts & Mortgage Finance 1.9%
Sovereign Bancorp, Inc.	112,979	2,465,202
Washington Mutual, Inc.	141,862	5,543,967

		8,009,169

HEALTH CARE 14.3%
Biotechnology 1.1%
Amgen, Inc. *	30,000	1,700,400
Biogen Idec, Inc. *	35,000	2,140,950
Genentech, Inc. *	22,000	1,153,240

		4,994,590

Health Care Equipment & Supplies 5.7%
Alcon, Inc.	15,000	1,203,000
Baxter International, Inc.	21,173	680,924
Medtronic, Inc.	145,675	7,560,532
Millipore Corp. *	60,000	2,871,000
St. Jude Medical, Inc. *	50,000	3,763,500
Stryker Corp.	65,800	3,163,664
Thermo Electron Corp. *	90,455	2,444,094
Zimmer Holdings, Inc. *	35,000	2,766,400

		24,453,114

Health Care Providers & Services 1.9%
Aetna, Inc.	52,000	5,196,360
Caremark Rx, Inc. *	90,000	2,886,300

		8,082,660

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 5.6%
Abbott Laboratories	53,333	$2,259,186
Eli Lilly & Co.	20,000	1,201,000
Merck & Co., Inc.	115,266	3,803,778
Pfizer, Inc.	318,399	9,743,009
Schering-Plough Corp.	95,000	1,810,700
Wyeth	134,059	5,013,807

		23,831,480

INDUSTRIALS 12.5%
Aerospace & Defense 2.6%
Boeing Co.	26,000	1,342,120
Honeywell International, Inc.	69,555	2,494,242
Lockheed Martin Corp.	75,000	4,183,500
Northrop Grumman Corp.	58,246	3,106,259

		11,126,121

Building Products 0.7%
Masco Corp.	88,000	3,038,640

Commercial Services & Supplies 0.5%
Cendant Corp.	93,000	2,008,800

Electrical Equipment 0.9%
Cooper Industries, Ltd., Class A	66,000	3,894,000

Industrial Conglomerates 5.4%
Allete, Inc.	47,429	1,541,453
General Electric Co.	419,310	14,080,430
Tyco International, Ltd.	247,351	7,583,782

		23,205,665

Machinery 2.4%
Deere & Co.	86,051	5,554,592
Illinois Tool Works, Inc.	23,928	2,229,372
Ingersoll-Rand Co., Ltd., Class A	37,676	2,560,838

		10,344,802

INFORMATION TECHNOLOGY 15.2%
Communications Equipment 3.7%
Cisco Systems, Inc. *	188,100	3,404,610
Corning, Inc. *	400,000	4,432,000
Motorola, Inc.	145,000	2,615,800
QUALCOMM, Inc.	136,000	5,309,440

		15,761,850

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 3.4%
Dell, Inc. *	89,000	$3,168,400
Hewlett-Packard Co.	143,702	2,694,412
International Business Machines Corp.	53,924	4,623,444
Lexmark International, Inc., Class A *	47,500	3,990,475

		14,476,731

Electronic Equipment & Instruments 0.0%
Ingram Micro, Inc., Class A *	7,207	116,033

Internet Software & Services 0.7%
Yahoo!, Inc. *	83,000	2,814,530

IT Services 2.1%
Accenture, Ltd., Class A *	90,000	2,434,500
Affiliated Computer Services, Inc., Class A *	38,000	2,115,460
Cognizant Technology Solutions Corp., Class A *	55,000	1,678,050
First Data Corp.	62,256	2,708,136

		8,936,146

Semiconductors & Semiconductor Equipment 1.3%
Intel Corp.	276,407	5,544,724

Software 4.0%
Intuit, Inc. *	50,000	2,270,000
Microsoft Corp.	458,184	12,668,788
Oracle Corp. *	203,400	2,294,352

		17,233,140

MATERIALS 3.7%
Chemicals 2.0%
Air Products & Chemicals, Inc.	50,000	2,719,000
Dow Chemical Co.	28,763	1,299,513
Monsanto Co.	63,065	2,296,827
PPG Industries, Inc.	35,000	2,144,800

		8,460,140

Metals & Mining 1.7%
Freeport-McMoRan Copper & Gold, Inc., Class B (p)	72,964	2,955,042
Peabody Energy Corp.	32,627	1,941,306
Phelps Dodge Corp. (p)	25,794	2,373,822

		7,270,170

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 2.2%
ALLTEL Corp.	40,717	$2,235,771
Verizon Communications, Inc.	184,788	7,276,951

		9,512,722

Wireless Telecommunications Services 0.7%
Nextel Communications, Inc., Class A *	122,957	2,931,295

UTILITIES 2.3%
Electric Utilities 2.3%
Entergy Corp.	62,175	3,768,427
Exelon Corp.	80,609	2,957,544
PG&E Corp. *	104,133	3,165,643

		9,891,614

Total Common Stocks (cost $373,482,919)		420,014,518

SHORT-TERM INVESTMENTS 3.9%
MUTUAL FUND SHARES 3.9%
Evergreen Institutional U.S. Government Money Market Fund ø	6,039,629	6,039,629
Navigator Prime Portfolio (pp)	10,737,945	10,737,945

Total Short-Term Investments (cost $16,777,574)		16,777,574

Total Investments (cost $390,260,493) 102.1%		436,792,092
Other Assets and Liabilities (2.1%)		(8,825,712)

Net Assets 100.0%		$427,966,380

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

September 30, 2004

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summaryof Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of September 30, 2004:

Financials	19.1%
Information Technology	15.4%
Health Care	14.6%
Industrials	12.8%
Consumer Discretionary	11.3%
Energy	10.8%
Consumer Staples	6.9%
Materials	3.7%
Telecommunication Services	3.0%
Utilities	2.4%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004

Assets
Investments in securities, at value (cost $390,260,493)
including $10,550,279 of securities loaned	$436,792,092
Receivable for securities sold	4,401,069
Receivable for Fund shares sold	16,304
Dividends receivable	467,651
Receivable for securities lending income	401
Prepaid expenses and other assets	21,077

Total assets	441,698,594

Liabilities
Payable for securities purchased	2,010,122
Payable for Fund shares redeemed	706,061
Payable for securities on loan	10,737,945
Advisory fee payable	6,565
Distribution Plan expenses payable	3,261
Due to other related parties	9,343
Accrued expenses and other liabilities	258,917

Total liabilities	13,732,214

Net assets	$427,966,380

Net assets represented by
Paid-in capital	$547,897,663
Undistributed net investment loss	(148,835)
Accumulated net realized losses on securities, futures contracts
and foreign currency related transactions	(166,314,082)
Net unrealized gains on securities and foreign currency related transactions	46,531,634

Total net assets	$427,966,380

Net assets consists of
Class A	$136,096,022
Class B	74,126,269
Class C	4,090,729
Class I	213,653,360

Total net assets	$427,966,380

Shares outstanding
Class A	11,625,851
Class B	6,796,284
Class C	375,775
Class I	17,717,218

Net asset value per share
Class A	$11.71
Class A - Offering price (based on sales charge of 5.75%)	$12.42
Class B	$10.91
Class C	$10.89
Class I	$12.06

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended September 30, 2004

Investment income
Dividends (net of foreign withholding taxes of $34,947)	$6,750,943

Expenses
Advisory fee	3,302,674
Distribution Plan expenses
Class A	400,766
Class B	1,025,444
Class C	44,380
Administrative services fee	467,009
Transfer agent fees	2,229,007
Trustees' fees and expenses	8,411
Printing and postage expenses	69,233
Custodian and accounting fees	114,354
Registration and filing fees	39,638
Professional fees	22,837
Other	22,418

Total expenses	7,746,171
Less: Expense reductions	(1,533)
Fee waivers and expense reimbursements	(226,782)

Net expenses	7,517,856

Net investment loss	(766,913)

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	38,615,430
Foreign currency related transactions	(4,154)

Net realized gains on securities and foreign currency related transactions	38,611,276
Net change in unrealized gains or losses on securities and foreign currency related transactions	15,405,242

Net realized and unrealized gains or losses on securities and foreign currency related transactions	54,016,518

Net increase in net assets resulting from operations	$53,249,605

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2004		2003

Operations
Net investment loss		$ (766,913)		$ (1,507,252)
Net realized gains or losses on securities
and foreign currency related transactions		38,611,276		(49,080,446)
Net change in unrealized gains or losses
on securities and foreign currency
related transactions		15,405,242		123,841,422

Net increase in net assets resulting from
operations		53,249,605		73,253,724

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,477,708	17,325,252	1,851,450	17,825,896
Class B	205,250	2,246,222	336,277	3,093,697
Class C	39,141	421,350	59,487	543,855
Class I	175,511	2,112,866	311,013	3,136,239

		22,105,690		24,599,687

Automatic conversion of Class B shares
to Class A shares
Class A	2,348,503	27,500,948	2,761,301	26,635,651
Class B	(2,510,357)	(27,500,948)	(2,932,013)	(26,635,651)

		0		0

Payment for shares redeemed
Class A	(2,716,473)	(31,783,581)	(2,059,051)	(19,967,084)
Class B	(3,327,199)	(36,422,762)	(4,888,105)	(44,276,229)
Class C	(93,610)	(1,021,232)	(80,663)	(733,251)
Class I	(3,008,863)	(36,135,799)	(3,347,296)	(33,268,771)

		(105,363,374)		(98,245,335)

Net decrease in net assets resulting from
capital share transactions		(83,257,684)		(73,645,648)

Total decrease in net assets		(30,008,079)		(391,924)
Net assets
Beginning of period		457,974,459		458,366,383

End of period		$ 427,966,380		$ 457,974,459

Undistributed net investment loss		$ (148,835)		$ (148,792)

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

21

NOTES TO FINANCIAL STATEMENTS continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses.

22

NOTES TO FINANCIAL STATEMENTS continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.45% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee, which started at 0.75% and declined to 0.625% as the Fund's average daily net assets increased.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended September 30, 2004, EIMC waived its fee in the amount of $224,686 and reimbursed expenses relating to Class A shares in the amount of $2,096, which represents 0.05% of the Fund's average daily net assets and 0.00% of the average daily net assets of Class A shares, respectively. As of September 30, 2004 the Fund has $224,686 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2004, the transfer agent fees were equivalent to an annual rate of 0.48% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2004, the Fund paid brokerage commissions of $212,665 to Wachovia Securities, LLC.

23

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended September 30, 2004, EIS received $1,533 from the sale of Class A shares and $35,892 and $69 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $383,734,459 and $466,656,335, respectively, for the year ended September 30, 2004.

During the year ended September 30, 2004, the Fund loaned securities to certain brokers. At September 30, 2004, the value of securities on loan and the value of collateral amounted to $10,550,279 and $10,737,945, respectively. During the year ended September 30, 2004, the Fund earned $12,342 in income from securities lending which is included in dividend income on the Statement of Operations.

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $396,421,472. The gross unrealized appreciation and depreciation on securities based on tax cost was $51,555,458 and $11,184,838, respectively, with a net unrealized appreciation of $40,370,620.

As of September 30, 2004, the Fund had $160,153,068 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2010	2011	2012

$ 86,236,766	$ 73,611,690	$ 304,612

For income tax purposes, currency losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2004, the Fund incurred and will elect to defer post-October currency losses of $4,154.

24

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Unrealized	Capital Loss
Loss	Appreciation	Carryover

$148,835	$ 40,370,620	$160,153,068

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended September 30, 2004, the Fund had no borrowings under this agreement.

25

NOTES TO FINANCIAL STATEMENTS continued

11. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

26

NOTES TO FINANCIAL STATEMENTS continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Fund, a series of Evergreen Equity Trust, as of September 30, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004 by correspondence with the custodian. As to the securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Fund, as of September 30, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
November 12, 2004

28

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31

TRUSTEES ANDOFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer, Senior Vice President and Director of
Chief Compliance Officer	Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

563826 rv2 11/2004

Evergreen

GROWTH FUND

Annual Report
as of September 30, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
27	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2004

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Growth Fund, which covers the twelve-month period ended September 30, 2004.

The investment period began on the heels of a dramatic turnaround in the equity markets. The war in Iraq and the changes in the tax laws had already been priced into the markets, and the previous upward momentum was likely susceptible to disappointment. At this juncture, our Investment Strategy Committee and our equity analysts had to make a determination: were the fundamentals supportive of continued growth in equities, or was the recent market action simply a technical move, justifying a reduction in equity allocations? After careful thought and spirited debate, we decided that the fundamentals were solid enough to support further gains in corporate profit growth, likely spurring on the equity markets further in the year ahead.

The passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003 was critical to our belief in the sustainability of the expansion. The addition of capital investment as a pillar of the economic recovery not only took the pressure off the U.S. consumer, but it also provided longer-term support for growth. Indeed, economic and profit growth remained solid for the balance of 2003 and into 2004. Gross Domestic Product (GDP) expanded in the range of 6% in the latter half of 2003, followed by 4% growth for the economy in the first quarter of the new-year. Strengthened balance sheets and improved operating leverage on corporate income

1

LETTER TO SHAREHOLDERS continued

statements enabled this economic growth to translate into solid earnings gains of approximately 20% through the first half of 2004. Given the backdrop of the lowest interest rates in four decades, the major market indexes managed to climb higher into the first quarter of 2004 on these fundamental strengths.

Yet these fundamentals were simply not enough to prolong the twelve-month gains in equities through March 2004. The combination of geopolitical tensions, negative news from Iraq, terrorist threats, uncertainty about the presidential election, and potentially tighter monetary policy managed to dampen market sentiment. In addition, surging energy prices raised concerns about inflation, corporate profits, and personal consumption. As a result, a volatile period within a tight trading range ensued for the balance of the investment period.

We remind investors that a condition of economic recoveries is the transition from surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear this summer as second quarter GDP growth moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Consequently, the pace of growth in corporate profits has also moderated in recent months.

In this environment, we continue to recommend a diversified approach for equity portfolios relative to style, market capitalization, and region. To combat the frequent bouts of uncertainty and the associated volatility, our equity teams maintain an intense focus on the disciplines of their investment strategies, emphasizing economic and corporate fundamentals. Though fear may periodically dominate

2

LETTER TO SHAREHOLDERS continued

market sentiment over the short-term, we remain confident in our approach emphasizing solid fundamentals for successful long-term investing.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/ AnnualUpdates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of September 30, 2004

MANAGEMENT TEAM

Theodore W. Price, CFA Small Cap Growth Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/15/1985

	Class A	Class B	Class C	Class I
Class inception date	6/5/1995	10/18/1999	4/15/1985	11/19/1997

Nasdaq symbol	EGWAX	EGRBX	EGRTX	EGRYX

Average annual return*

1-year with sales charge	3.15%	3.75%	7.68%	N/A

1-year w/o sales charge	9.45%	8.75%	8.68%	9.78%

5-year	5.17%	5.38%	5.65%	6.72%

10-year	9.10%	8.98%	8.98%	9.97%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and I prior to their inception is based on the performance of Class C, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Growth Fund Class A shares, versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 9.45% for the twelve-month period ended September 30, 2004, excluding any applicable sales charges. During the same period, the Russell 2000 Growth Index (Russell 2000 Growth) returned 11.92% .

The fund performed relatively well during the final months of the fiscal year after underperforming early in the period when market expectations for a robust economic recovery were the highest. In general, no broad themes dominated the market during a period in which market sentiment seemed to shift several times. Early in the period, low quality stocks tended to be the performance leaders as investors anticipated that the economic recovery would be strong and durable. However, as evidence about the health of the economy became less clear later in the year, investors also began worrying about the effects of external events, including political uncertainty, the risks of terrorism and the war in Iraq. Throughout the final months of the year, investors also attempted to assess the impact of dramatically rising oil prices on the world economy.

Our overweight position in energy and stock selections within the sector substantially contributed to performance. Early in the period, we emphasized both exploration and production companies and service companies. However, we placed more emphasis on service companies, especially in the natural gas industry, as the period progressed. For the fiscal year, the most significant contributor to performance was the fund's largest holding, Ultra Petroleum, an independent exploration and production company. Other energy stocks that performed particularly well included Unit Corporation, a drilling company, and Superior Energy Services, which specialize in repair and maintenance of deepwater drilling equipment. The overweight position in the consumer discretionary sector also supported performance, particularly among leisure companies and retailers, although some stocks were hurt in the latter months of the period as higher gasoline prices discouraged some types of consumer spending. Stocks that helped included two gaming-related stocks: Shuffle Master, which produces equipment for the gaming industry; and Penn National Gaming, which owns and operates both casinos and racetracks. We were overweighted in the information technology sector, which had a difficult year, but stock selections in the area helped performance relative to the benchmark, despite a negative absolute return. Our selections in the software industry were particularly helpful. Top performers included Global Payments and Alliance Data Systems, two companies that provide processing services to retailers for both credit and debit card purchases.

Selections in the health care sector had the greatest negative influence on performance relative to the index. Three stocks that particularly detracted from performance early in the fiscal year were Cyberonics, Wilson Greatbatch Technologies, and Inamed. We have sold our positions in all three companies. Our underweight position in the materials sector also held back performance, as materials stocks showed strong appreciation with rising commodity prices. Although our investments in the banking industry did relatively well early in the period, they detracted from results for the full year. We tended to be invested in companies with strong assets that were positioned to do well as interest rates rose. However, rising rates did not have a major impact on performance during the period.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of September 30, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

The example illustrates your fund's costs in two ways:

  Actual expenses
  The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/04	9/30/04	Period*

Actual
Class A	$1,000.00	$ 955.96	$6.26
Class B	$1,000.00	$ 953.16	$9.67
Class C	$1,000.00	$ 952.45	$9.62
Class I	$1,000.00	$ 957.37	$4.80
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,018.60	$6.46
Class B	$1,000.00	$1,015.10	$9.97
Class C	$1,000.00	$1,015.15	$9.92
Class I	$1,000.00	$1,020.10	$4.95

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.28% for Class A, 1.98% for Class B, 1.97% for Class C and 0.98% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period )
	Year Ended September 30,

CLASS A	2004 [1]	2003 [1]	2002 [1]	200[1]	2000 [2]

Net asset value, beginning of period	$ 14.08	$ 10.66	$ 12.35	$ 25.11	$ 15.99

Income from investment operations
Net investment loss	(0.16)	(0.13)	(0.13)	(0.23)	(0.20)
Net realized and unrealized gains or losses on securities	1.49	3.55	(1.56)	(6.84)	10.19

Total from investment operations	1.33	3.42	(1.69)	(7.07)	9.99

Distributions to shareholders from
Net realized gains	0	0	0	(5.69)	(0.87)

Net asset value, end of period	$ 15.41	$ 14.08	$ 10.66	$ 12.35	$ 25.11

Total return [3]	9.45%	32.08%	(13.68%)	(33.68%)	65.01%

Ratios and supplemental data
Net assets, end of period (thousands)	$82,353	$66,586	$49,793	$64,885	$114,248
Ratios to average net assets
Expenses [4]	1.27%	1.36%	1.32%	1.34%	1.44%
Net investment loss	(1.03%)	(1.05%)	(0.95%)	(0.79%)	(0.91%)
Portfolio turnover rate	87%	120%	89%	111%	137%

[1] Net investment loss per share is based on average shares outstanding during the period.
[2] Effective at the close of business on Oct ober 18, 1999, Evergreen Growth Fund acquired the net assets of Mentor Growth Portfolio. Mentor Growth Portfolio was the accounting and performance survivor in this transaction. The financ ial highlights for the periods prior to October 19, 1999 are those of Class A shares of Mentor Growth Portfolio.
[3] Excluding applicable sales charges
[4] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period )
	Year Ended September 30,

CLASS B	2004 [1]	2003 [1]	2002 [1]	2001	2000 [2]

Net asset value, beginning of period	$ 12.91	$ 9.86	$ 11.50	$23.97	$14.88

Income from investment operations
Net investment loss	(0.25)	(0.20)	(0.21)	(0.20)	(0.35)
Net realized and unrealized gains or losses on securities	1.38	3.25	(1.43)	(6.58)	10.31

Total from investment operations	1.13	3.05	(1.64)	(6.78)	9.96

Distributions to shareholders from
Net realized gains	0	0	0	(5.69)	(0.87)

Net asset value, end of period	$ 14.04	$ 12.91	$ 9.86	$11.50	$23.97

Total return [3]	8.75%	30.93%	(14.26%)	(34.19%)	69.62%

Ratios and supplemental data
Net assets, end of period (thousands)	$20,926	$19,127	$12,073	$6,252	$6,155
Ratios to average net assets
Expenses [4]	1.98%	2.08%	2.08%	2.09%	2.14% [5]
Net investment loss	(1.73%)	(1.77%)	(1.71%)	(1.55%)	(1.60%) [5]
Portfolio turnover rate	87%	120%	89%	111%	137%

[1] Net investment loss per share is based on average shares outstanding during the period.
[2] For the period from October 18, 1999 (commencement of class operations), to September 30, 2000.
[3] Excluding applicable sales charges
[4] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[5] Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period )
	Year Ended September 30,

CLASS C	2004 [1]	2003 [1]	2002 [1]	2001	2000 [2]

Net asset value, beginning of period	$ 12.90	$ 9.84	$ 11.49	$ 23.94	$ 15.39

Income from investment operations
Net investment loss	(0.25)	(0.20)	(0.22)	(0.19)	(0.35)
Net realized and unrealized gains or losses on securities	1.37	3.26	(1.43)	(6.57)	9.77

Total from investment operations	1.12	3.06	(1.65)	(6.76)	9.42

Distributions to shareholders from
Net realized gains	0	0	0	(5.69)	(0.87)

Net asset value, end of period	$ 14.02	$ 12.90	$ 9.84	$ 11.49	$ 23.94

Total return [3]	8.68%	31.10%	(14.36%)	(34.13%)	63.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$202,086	$220,442	$199,078	$263,292	$439,879
Ratios to average net assets
Expenses [4]	1.97%	2.09%	2.07%	2.09%	2.20%
Net investment loss	(1.73%)	(1.77%)	(1.70%)	(1.54%)	(1.67%)
Portfolio turnover rate	87%	120%	89%	111%	137%

[1] Net investment loss per share is based on average shares outstanding during the period.
[2] Effective at the close of business on October 18, 1999, Evergreen Growth Fund acquired the net assets of Mentor Growth Portfolio. Mentor Growth Portfolio was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to October 19, 1999 are those of Class B shares of Mentor Growth Portfolio.
[3] Excluding applicable sales charges
[4] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period )
	Year Ended September 30,

CLASS I [1]	2004 [2]	2003 [2]	2002 [2]	2001	2000 [3]

Net asset value, beginning of period	$ 14.32	$ 10.82	$ 12.50	$ 25.28	$ 16.05

Income from investment operations
Net investment loss	(0.12)	(0.10)	(0.10)	(0.15)	(0.15)
Net realized and unrealized gains or losses on securities	1.52	3.60	(1.58)	(6.94)	10.25

Total from investment operations	1.40	3.50	(1.68)	(7.09)	10.10

Distributions to shareholders from
Net realized gains	0	0	0	(5.69)	(0.87)

Net asset value, end of period	$ 15.72	$ 14.32	$ 10.82	$ 12.50	$ 25.28

Total return	9.78%	32.35%	(13.44%)	(33.49%)	65.47%

Ratios and supplemental data
Net assets, end of period (thousands)	$623,418	$497,489	$139,378	$116,217	$136,704
Ratios to average net assets
Expenses [4]	0.98%	1.07%	1.07%	1.09%	1.18%
Net investment loss	(0.73%)	(0.77%)	(0.70%)	(0.55%)	(0.65%)
Portfolio turnover rate	87%	120%	89%	111%	137%

[1] Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
[2] Net investment loss per share is based on average shares outstanding during the period.
[3] Effective at the close of business on Oct ober 18, 1999, Evergreen Growth Fund acquired the net assets of Mentor Growth Portfolio. Mentor Growth Portfolio was the accounting and performance survivor in this transaction. The financ ial highlights for the periods prior to October 19, 1999 are those of Class I shares of Mentor Growth Portfolio.
[4] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2004

	Shares	Value

COMMON STOCKS 95.7%
CONSUMER DISCRETIONARY 12.5%
Automobiles 0.7%
Monaco Coach Corp. (p)	282,800	$6,122,620

Hotels, Restaurants & Leisure 3.8%
Applebee's International, Inc. (p)	106,362	2,688,831
P.F. Chang's China Bistro, Inc. *(p)	110,300	5,348,447
Penn National Gaming, Inc. *(p)	210,650	8,510,260
Rare Hospitality International, Inc. *	185,561	4,945,201
Ruby Tuesday, Inc. (p)	201,200	5,607,444
Shuffle Master, Inc. * (p)	218,549	8,186,846

		35,287,029

Internet & Catalog Retail 0.4%
GSI Commerce, Inc. * (p)	3,150	27,751
Priceline.com, Inc. * (p)	157,100	3,482,907

		3,510,658

Leisure Equipment & Products 1.3%
Marvel Enterprises, Inc. * (p)	472,499	6,879,585
SCP Pool Corp. (p)	205,608	5,497,945

		12,377,530

Media 0.8%
Radio One, Inc., Class D * (p)	523,008	7,442,404

Multi-line Retail 0.4%
Conn's, Inc. *(p)	291,400	4,073,772

Specialty Retail 5.1%
America's Car-Mart, Inc. * (p)	172,045	5,806,519
AnnTaylor Stores Corp. *	101,575	2,376,855
Guitar Center, Inc. * (p)	124,500	5,390,850
Hibbett Sporting Goods, Inc. *(p)	289,837	5,938,760
Michaels Stores, Inc. (p)	75,800	4,488,118
Monro Muffler Brake, Inc. *(p)	262,850	5,743,273
Stage Stores, Inc. * (p)	177,361	6,069,293
Steiner Leisure, Ltd. * (p)	268,400	5,931,640
West Marine, Inc. * (p)	266,100	5,689,218

		47,434,526

CONSUMER STAPLES 1.2%
Food & Staples Retailing 1.2%
Performance Food Group Co. *(p)	178,200	4,223,340
United Natural Foods, Inc. *(p)	280,200	7,453,320

		11,676,660

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
ENERGY 6.9%
Energy Equipment & Services 4.9%
Grey Wolf, Inc. * (p)	1,496,400	$7,317,396
Input/Output, Inc. *(p)	694,400	7,159,264
Oceaneering International, Inc. *(p)	227,850	8,393,994
Superior Energy Services, Inc. * (p)	854,550	11,040,786
Unit Corp. *(p)	337,450	11,837,746

		45,749,186

Oil & Gas 2.0%
Comstock Resources, Inc. * (p)	342,850	7,172,422
Ultra Petroleum Corp. * (p)	223,750	10,974,937

		18,147,359

FINANCIALS 9.3%
Capital Markets 0.9%
Investors Financial Services Corp. (p)	183,450	8,279,099

Commercial Banks 3.3%
Boston Private Financial Holdings, Inc. (p)	236,700	5,908,032
East West Bancorp, Inc. (p)	305,160	10,250,324
Silicon Valley Bancshares *(p)	133,700	4,969,629
Southwest Bancorp of Texas, Inc. (p)	484,100	9,749,774

		30,877,759

Consumer Finance 0.7%
ASTA Funding, Inc. (p)	399,646	6,470,269

Insurance 3.4%
Argonaut Group, Inc. *(p)	312,800	5,839,976
HCC Insurance Holdings, Inc. (p)	186,850	5,633,527
Hub International, Ltd	366,150	6,619,992
Markel Corp. *	34,660	10,689,144
U.S.I. Holdings Corp. *(p)	226,347	3,089,637

		31,872,276

Thrifts & Mortgage Finance 1.0%
BankAtlantic Bancorp, Inc., Class A (p)	290,600	5,323,792
Dime Community Bancshares, Inc. (p)	201,000	3,376,800

		8,700,592

HEALTH CARE 20.2%
Biotechnology 5.5%
Celgene Corp. * (p)	80,700	4,699,161
Connetics Corp. *(p)	333,200	9,003,064
DOV Pharmaceutical, Inc. *(p)	452,700	7,759,278

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Biotechnology continued
Gen-Probe, Inc. * (p)	118,000	$4,704,660
Martek Biosciences Corp. *(p)	165,200	8,035,328
Onyx Pharmaceuticals, Inc. *(p)	144,200	6,202,042
Protein Design Labs, Inc. *(p)	231,600	4,534,728
Telik, Inc. * (p)	275,400	6,141,420

		51,079,681

Health Care Equipment & Supplies 5.4%
American Medical Systems Holdings, Inc. *(p)	252,650	9,163,616
Kensey Nash Corp. * (p)	235,027	6,155,357
Kinetic Concepts, Inc. *(p)	49,500	2,601,225
Kyphon, Inc. *(p)	284,000	7,037,520
Mentor Corp. (p)	174,300	5,870,424
ResMed, Inc. *(p)	110,300	5,251,383
Respironics, Inc. *	181,050	9,675,312
Wright Medical Group, Inc. *(p)	166,800	4,190,016

		49,944,853

Health Care Providers & Services 7.1%
Advisory Board Co. *	140,400	4,717,440
Beverly Enterprises, Inc. * (p)	895,000	6,775,150
Centene Corp. * (p)	195,400	8,320,132
LabOne, Inc. *(p)	191,050	5,584,391
Pediatrix Medical Group, Inc. *(p)	118,100	6,477,785
PSS World Medical, Inc. *(p)	494,500	4,964,780
Psychiatric Solutions, Inc. *(p)	235,012	5,957,554
Select Medical Corp.	393,900	5,290,077
Symbion, Inc. * (p)	270,500	4,356,403
United Surgical Partners International, Inc. *(p)	128,700	4,420,845
VCA Antech, Inc. *(p)	424,200	8,751,246

		65,615,803

Pharmaceuticals 2.2%
AtheroGenics, Inc. * (p)	153,450	5,056,177
Bradley Pharmaceuticals, Inc., Class A * (p)	281,200	5,722,420
Medicines Co. *(p)	173,400	4,185,876
Medicis Pharmaceutical Corp., Class A (p)	145,500	5,680,320

		20,644,793

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 16.9%
Aerospace & Defense 1.2%
Engineered Support Systems, Inc. (p)	163,900	$7,480,396
Sypris Solutions, Inc.	300,600	4,103,190

		11,583,586

Air Freight & Logistics 2.4%
Forward Air Corp. *(p)	248,500	9,944,970
UTi Worldwide, Inc. (p)	205,400	12,079,574

		22,024,544

Airlines 0.5%
SkyWest, Inc. (p)	305,300	4,594,765

Commercial Services & Supplies 4.2%
Corrections Corp. of America *(p)	200,400	7,086,144
DiamondCluster International, Inc., Class A *(p)	545,950	6,660,590
Heidrick & Struggles International, Inc. *(p)	258,100	7,438,442
Kforce, Inc. * (p)	413,053	3,461,384
Resources Connection, Inc. *(p)	195,550	7,387,879
Stericycle, Inc. * (p)	152,200	6,985,980

		39,020,419

Electrical Equipment 0.7%
Power-One, Inc. *(p)	977,450	6,333,876

Machinery 4.8%
Actuant Corp., Class A *(p)	249,550	10,283,956
Briggs & Stratton Corp. (p)	88,000	7,145,600
IDEX Corp.	300,200	10,194,792
Oshkosh Truck Corp. (p)	173,100	9,877,086
Terex Corp. * (p)	161,800	7,022,120

		44,523,554

Road & Rail 0.9%
Old Dominion Freight Line, Inc. *(p)	287,100	8,271,351

Trading Companies & Distributors 2.2%
Hughes Supply, Inc.	356,000	10,704,920
MSC Industrial Direct Co., Inc., Class A (p)	290,250	9,891,720

		20,596,640

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 26.8%
Communications Equipment 4.3%
AudioCodes, Ltd. * (p)	485,840	$6,116,726
F5 Networks, Inc. *(p)	384,600	11,714,916
Packeteer, Inc. *(p)	507,400	5,484,994
Powerwave Technologies, Inc. * (p)	1,278,150	7,873,404
Stratex Networks, Inc. * (p)	908,100	2,034,144
Tekelec *	423,400	7,062,312

		40,286,496

Computers & Peripherals 1.9%
Applied Films Corp. *(p)	201,500	3,629,015
InFocus Corp. *(p)	572,950	5,248,222
Synaptics, Inc. * (p)	438,700	8,844,192

		17,721,429

Electronic Equipment & Instruments 2.1%
Aeroflex, Inc. * (p)	800,650	8,462,871
Benchmark Electronics, Inc. * (p)	335,475	9,997,155
Parlex Corp. *(p)	133,300	713,155

		19,173,181

Internet Software & Services 3.1%
Ask Jeeves, Inc. * (p)	48,600	1,589,706
Digital River, Inc. *(p)	160,500	4,779,690
Equinix, Inc. *(p)	327,335	10,072,098
Interwoven, Inc. *(p)	473,900	3,431,036
NIC, Inc. *(p)	410,600	2,200,816
Retek, Inc. * (p)	386,850	1,764,036
ValueClick, Inc. * (p)	566,300	5,345,872

		29,183,254

IT Services 3.5%
Cognizant Technology Solutions Corp., Class A *(p)	255,500	7,795,305
eFunds Corp. *(p)	541,200	10,060,908
Global Payments, Inc. (p)	198,350	10,621,642
MPS Group, Inc. *(p)	504,000	4,238,640

		32,716,495

Semiconductors & Semiconductor Equipment 5.9%
ATMI, Inc. * (p)	460,250	9,425,920
August Technology Corp. *(p)	289,600	1,989,552
Exar Corp. *(p)	566,500	8,021,640

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Genesis Microchip, Inc. *(p)	544,400	$7,349,400
LTX Corp. * (p)	908,350	4,914,173
Micrel, Inc. *(p)	109,000	1,134,690
Pixelworks, Inc. * (p)	437,200	4,376,372
Power Integrations, Inc. *(p)	102,000	2,083,860
Rudolph Technologies, Inc. (p)	195,400	3,270,996
Semtech Corp. * (p)	276,000	5,290,920
Silicon Image, Inc. *(p)	371,800	4,699,552
Trident Microsystems, Inc. (p)	196,400	1,977,748

		54,534,823

Software 6.0%
Activision, Inc. *(p)	322,000	4,466,140
Agile Software Corp. * (p)	1,238,950	9,824,873
ANSYS, Inc. * (p)	92,100	4,580,133
Aspen Technology, Inc. *(p)	634,750	4,436,903
Concur Technologies, Inc. * (p)	480,850	5,044,117
Kronos, Inc. *(p)	158,350	7,013,321
Moldflow Corp. *	697,250	8,367,000
RSA Security, Inc. *(p)	381,150	7,356,195
Sonic Solutions *(p)	266,700	4,352,544

		55,441,226

MATERIALS 1.3%
Chemicals 0.7%
Headwaters, Inc. * (p)	218,800	6,752,168

Metals & Mining 0.6%
AMCOL International Corp. (p)	264,600	5,059,152

TELECOMMUNICATION SERVICES 0.6%
Wireless Telecommunications Services 0.6%
Alamosa Holdings, Inc. *(p)	688,300	5,258,612
JAMDAT Mobile, Inc.	15,150	349,510

		5,608,122

Total Common Stocks (cost $735,326,051)		888,731,950

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

SHORT-TERM INVESTMENTS 27.8%
MUTUAL FUND SHARES 27.8%
Evergreen Institutional Money Market Fund ø	26,046,541	$26,046,541
Navigator Prime Portfolio (pp)	231,906,387	231,906,387

Total Short-Term Investments (cost $257,952,928)		257,952,928

Total Investments (cost $993,278,979) 123.5%		1,146,684,878
Other Assets and Liabilities (23.5%)		(217,901,233)

Net Assets 100.0%		$928,783,645

(p)	All or a portion of this security is on loan.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of September 30, 2004:

Information Technology	28.0%
Health Care	21.1%
Industrials	17.7%
Consumer Discretionary	13.1%
Financials	9.7%
Energy	7.2%
Materials	1.3%
Consumer Staples	1.3%
Telecommunication Services	0.6%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004

Assets
Investments in securities, at value (cost $993,278,979) including $225,625,908
of securities loaned	$1,146,684,878
Receivable for securities sold	15,813,234
Receivable for Fund shares sold	2,255,914
Dividends receivable	157,563
Prepaid expenses and other assets	17,568

Total assets	1,164,929,157

Liabilities
Payable for securities purchased	3,393,894
Payable for Fund shares redeemed	741,829
Payable for securities on loan	231,906,387
Advisory fee payable	17,698
Distribution Plan expenses payable	6,761
Due to other related parties	6,657
Accrued expenses and other liabilities	72,286

Total liabilities	236,145,512

Net assets	$928,783,645

Net assets represented by
Paid-in capital	$845,834,420
Undistributed net investment loss	(8,482)
Accumulated net realized losses on securities	(70,448,192)
Net unrealized gains on securities	153,405,899

Total net assets	$928,783,645

Net assets consists of
Class A	$82,353,394
Class B	20,926,334
Class C	202,086,346
Class I	623,417,571

Total net assets	$928,783,645

Shares outstanding
Class A	5,342,838
Class B	1,490,731
Class C	14,414,261
Class I	39,649,928

Net asset value per share
Class A	$15.41
Class A - Offering price (based on sales charge of 5.75%)	$16.35
Class B	$14.04
Class C	$14.02
Class I	$15.72

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended September 30, 2004

Investment income
Dividends (net of foreign withholding taxes of $11,180)	$1,576,795
Securities lending income	301,630
Income from affiliate	377,610

Total investment income	2,256,035

Expenses
Advisory fee	6,515,416
Distribution Plan expenses
Class A	241,882
Class B	219,523
Class C	2,249,717
Administrative services fee	930,154
Transfer agent fees	1,202,799
Trustees' fees and expenses	13,495
Printing and postage expenses	54,816
Custodian and accounting fees	228,439
Registration and filing fees	64,525
Professional fees	25,882
Other	43,227

Total expenses	11,789,875
Less: Expense reductions	(3,705)
Expense reimbursements	(2,280)

Net expenses	11,783,890

Net investment loss	(9,527,855)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	74,560,371
Net change in unrealized gains or losses on securities	11,300,679

Net realized and unrealized gains or losses on securities	85,861,050

Net increase in net assets resulting from operations	$76,333,195

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2004		2003

Operations
Net investment loss		$ (9,527,855)		$ (6,695,432)
Net realized gains or losses on securities		74,560,371		(1,180,728)
Net change in unrealized gains or losses
on securities		11,300,679		166,886,502

Net increase in net assets resulting
from operations		76,333,195		159,010,342

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,115,592	33,082,570	2,284,679	27,080,618
Class B	330,122	4,703,190	595,033	6,717,596
Class C	531,112	7,631,783	985,041	11,200,156
Class I	14,869,677	236,422,138	20,472,791	252,844,619

		281,839,681		297,842,989

Automatic conversion of Class B shares
to Class A shares
Class A	27,338	429,564	32,546	376,389
Class B	(29,930)	(429,564)	(35,332)	(376,389)

		0		0

Payment for shares redeemed
Class A	(1,530,004)	(23,822,676)	(2,256,778)	(26,185,736)
Class B	(290,824)	(4,120,181)	(303,145)	(3,290,806)
Class C	(3,211,166)	(45,796,627)	(4,122,682)	(44,861,435)
Class I	(9,965,022)	(159,293,288)	(6,962,908)	(90,852,371)

		(233,032,772)		(165,190,348)

Net asset value of shares issued in
acquisition
Class I	0	0	8,349,712	111,659,209

Net increase in net assets resulting
from capital share transactions		48,806,909		244,311,850

Total increase in net assets		125,140,104		403,322,192
Net assets
Beginning of period		803,643,541		400,321,349

End of period		$ 928,783,645		$ 803,643,541

Undistributed net investment loss		$ (8,482)		$ (5,840)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Growth Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

21

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.70% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended September 30, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $2,280.

22

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2004, the transfer agent fees were equivalent to an annual rate of 0.13% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2004, the Fund paid brokerage commissions of $158,125 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended September 30, 2004, EIS received $4,985 from the sale of Class A shares and $30,683 and $5,675 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on June 13, 2003, the Fund acquired the net assets of Evergreen Select Small Cap Growth Fund in a tax-free exchange for Class I shares of the Fund. Shares were issued to Class I shares of Evergreen Select Small Cap Growth Fund at an exchange ratio of 0.72 for Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $20,572,106. The aggregate net assets of the Fund and Evergreen Select Small Cap Growth Fund immediately prior to the acquisition were $605,799,748 and $111,659,209, respectively. The aggregate net assets of the Fund immediately after the acquisition were $717,458,957.

23

NOTES TO FINANCIAL STATEMENTS continued

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $797,682,853 and $773,957,542, respectively, for the year ended September 30, 2004.

During the year ended September 30, 2004, the Fund loaned securities to certain brokers. At September 30, 2004, the value of securities on loan and the value of collateral amounted to $225,625,908 and $231,906,387, respectively.

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $997,628,710. The gross unrealized appreciation and depreciation on securities based on tax cost was $181,337,434 and $32,281,266, respectively, with a net unrealized appreciation of $149,056,168.

As of September 30, 2004, the Fund had $66,098,461 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010	2011

$23,880	$ 26,328,013	$ 111,919	$ 3,349,192	$ 36,285,457

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2004, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Loss	Appreciation	Carryover

$8,482	$149,056,168	$66,098,461

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

24

NOTES TO FINANCIAL STATEMENTS continued

10. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended September 30, 2004, the Fund had no borrowings under this agreement.

12. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

13. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

14. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

25

NOTES TO FINANCIAL STATEMENTS continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Growth Fund, a series of Evergreen Equity Trust, as of September 30, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004 by correspondence with the custodian. As to the securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Growth Fund, as of September 30, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts November 12, 2004

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer, Senior Vice President and Director of
Chief Compliance Officer	Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

563827 rv2 11/2004

Evergreen

LARGE COMPANY GROWTH FUND

Annual Report
as of September 30, 2004

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2004

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Large Company Growth Fund, which covers the twelve-month period ended September 30, 2004.

The investment period began on the heels of a dramatic turnaround in the equity markets. The war in Iraq and the changes in the tax laws had already been priced into the markets, and the previous upward momentum was likely susceptible to disappointment. At this juncture, our Investment Strategy Committee and our equity analysts had to make a determination: were the fundamentals supportive of continued growth in equities, or was the recent market action simply a technical move, justifying a reduction in equity allocations? After careful thought and spirited debate, we decided that the fundamentals were solid enough to support further gains in corporate profit growth, likely spurring on the equity markets further in the year ahead.

The passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003 was critical to our belief in the sustainability of the expansion. The addition of capital investment as a pillar of the economic recovery not only took the pressure off the U.S. consumer, but it also provided longer-term support for growth. Indeed, economic and profit growth remained solid for the balance of 2003 and into 2004. Gross Domestic Product (GDP) expanded in the range of 6% in the latter half of 2003, followed by 4% growth for the economy in the first quarter of the new-year. Strengthened balance sheets and improved operating leverage on corporate income

1

LETTER TO SHAREHOLDERS continued

statements enabled this economic growth to translate into solid earnings gains of approximately 20% through the first half of 2004. Given the backdrop of the lowest interest rates in four decades, the major market indexes managed to climb higher into the first quarter of 2004 on these fundamental strengths.

Yet these fundamentals were simply not enough to prolong the twelve-month gains in equities through March 2004. The combination of geopolitical tensions, negative news from Iraq, terrorist threats, uncertainty about the presidential election, and potentially tighter monetary policy managed to dampen market sentiment. In addition, surging energy prices raised concerns about inflation, corporate profits, and personal consumption. As a result, a volatile period within a tight trading range ensued for the balance of the investment period.

We remind investors that a condition of economic recoveries is the transition from surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear this summer as second quarter GDP growth moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Consequently, the pace of growth in corporate profits has also moderated in recent months.

In this environment, we continue to recommend a diversified approach for equity portfolios relative to style, market capitalization, and region. To combat the frequent bouts of uncertainty and the associated volatility, our equity teams maintain an intense focus on the disciplines of their investment strategies, emphasizing economic and corporate fundamentals. Though fear may periodically dominate

2

LETTER TO SHAREHOLDERS continued

market sentiment over the short-term, we remain confident in our approach emphasizing solid fundamentals for successful long-term investing.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/ AnnualUpdates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of September 30, 2004

MANAGEMENT TEAM

Maureen E. Cullinane, CFA
Large Cap Core Growth Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/22/1998	6/30/1999

Nasdaq symbol	EKJAX	EKJBX	EKJCX	EKJYX

Average annual return*

1-year with sales charge	1.71%	2.27%	6.06%	N/A

1-year w/o sales charge	7.97%	7.27%	7.06%	8.20%

5-year	-4.91%	-4.75%	-4.50%	-3.56%

10-year	6.78%	6.88%	6.88%	7.43%

* Adjusted for maximum applicablesales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Large Company Growth Fund Class A shares, versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 7.97% for the twelve-month period ended September 30, 2004, excluding any applicable sales charges. During the same period, the Russell 1000 Growth Index (Russell 1000 Growth) returned 7.51% .

While the overall stock market produced moderate returns during the fiscal year, primarily because of a strong start early in the period, growth company performance tended to lag the returns of lower priced value stocks. For much of the final half of the fiscal year, equities traded lower as concerns grew about a variety of factors, including the pace of economic growth and new job creation, rising oil and natural gas prices, threats from terrorism around the globe, and political uncertainty in the United States. All of these concerns held back performance in the stock market during the final six months of the fiscal year, particularly limiting the performance of growth stocks, whose prices often tend to reflect projections of future earnings prospects.

In our strategy, we have tried to take advantage of long-term themes favoring the information technology and health care sectors. However, during the past fiscal year, we have underweighted those areas slightly. Within technology, we have concentrated on relatively large positions in industry leading companies with long-term records of consistent earnings growth such as Intel, Cisco Systems and Microsoft. Within health care, we generally avoided the large pharmaceutical companies, whose stocks tended to perform poorly both because of near-term concerns about patent expirations for their leading drugs and because of the potential impact that new government policies could have on drug prices. Instead, we emphasized growth stocks in the medical services and medical devices industries. We overweighted the energy sector to take advantage of opportunities created by the rise in commodity prices. We also emphasized more economically sensitive areas such as consumer discretionary, industrials and materials, while de-emphasizing consumer staples stocks, whose valuations appeared expensive in view of their growth potential.

Our overweight position in energy stocks helped the fund substantially relative to the index, as the rising price of commodities encouraged expansion and particularly helped lift the prospects of companies involved in exploration and production, such as Apache. In health care, our de-emphasis of the major drug companies and our focus on equipment companies such as Zimmer, which specializes in the development and production of orthopedic products such as artificial hips and knees, added to returns. In the materials sector, Air Products, a major supplier of industrial gases used by a variety of industrial customers, was a strong contributor to the fund performance, relative to the index. Individual holdings that helped performance considerably included: consumer electronic retailer Best Buy and coffee shop chain Starbucks; and General Electric, a consistent growth company whose stock made a comeback during the year. The de-emphasis of consumer staples stocks also helped relative returns, as many leading companies such as Wal-Mart and Procter & Gamble performed poorly during the fiscal year.

Investments that detracted from performance included Intel, which had disappointing earnings; systems software company Oracle; Coca-Cola, a holding that we sold after its earnings outlook declined; Amazon.com, the on-line book retailer that faced increased competition; and Corning, whose operations have been hampered temporarily due to a product mix shift and an imbalance in inventories of LCD panels.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of September 30, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2004	9/30/2004	Period*

Actual
Class A	$1,000.00	$ 943.04	$5.73
Class B	$1,000.00	$ 939.70	$9.12
Class C	$1,000.00	$ 939.70	$9.12
Class I	$1,000.00	$ 944.36	$4.28
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,019.10	$5.96
Class B	$1,000.00	$1,015.60	$9.47
Class C	$1,000.00	$1,015.60	$9.47
Class I	$1,000.00	$1,020.60	$4.45

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.18% for Class A, 1.88% for Class B, 1.88% for Class C and 0.88% for Class I), multiplied by the average account value over the period, multiplied by 183/ 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS A	2004 [1]	2003 [1]	2002 [1]	2001	2000

Net asset value, beginning of period	$5.52	$ 4.68	$ 5.60	$12.64	$11.03

Income from investment operations
Net investment loss	(0.02)	(0.02)	(0.02)	(0.01)	(0.05)
Net realized and unrealized gains or losses on securities and foreign currency related
transactions	0.46	0.86	(0.90)	(4.40)	3.46

Total from investment operations	0.44	0.84	(0.92)	(4.41)	3.41

Distributions to shareholders from
Net realized gains	0	0	0	(2.63)	(1.80)

Net asset value, end of period	$5.96	$ 5.52	$ 4.68	$ 5.60	$12.64

Total return [2]	7.97%	17.95%	(16.43%)	(41.80%)	33.16%

Ratios and supplemental data
Net assets, end of period (millions)	$ 400	$ 413	$ 392	$ 534	$1,090
Ratios to average net assets
Expenses [3]	1.18%	1.20%	1.12%	1.01%	0.95%
Net investment loss	(0.36%)	(0.35%)	(0.32%)	(0.15%)	(0.34%)
Portfolio turnover rate	106%	206%	163%	184%	147%

1 Net investment loss per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS B	2004 [1]	2003 [1]	2002 [1]	2001	2000

Net asset value, beginning of period	$5.23	$ 4.47	$ 5.38	$12.34	$10.89

Income from investment operations
Net investment loss	(0.06)	(0.05)	(0.06)	(0.02)	(0.21)
Net realized and unrealized gains or losses on securities and foreign currency related
transactions	0.44	0.81	(0.85)	(4.31)	3.46

Total from investment operations	0.38	0.76	(0.91)	(4.33)	3.25

Distributions to shareholders from
Net realized gains	0	0	0	(2.63)	(1.80)

Net asset value, end of period	$5.61	$ 5.23	$ 4.47	$ 5.38	$12.34

Total return [2]	7.27%	17.00%	(16.91%)	(42.28%)	31.99%

Ratios and supplemental data
Net assets, end of period (millions)	$ 27	$ 27	$ 24	$ 43	$ 86
Ratios to average net assets
Expenses [3]	1.88%	1.92%	1.86%	1.76%	1.71%
Net investment loss	(1.07%)	(1.07%)	(1.07%)	(0.90%)	(1.09%)
Portfolio turnover rate	106%	206%	163%	184%	147%

1 Net investment loss per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS C	2004 [1]	2003 [1]	2002 [1]	2001	2000

Net asset value, beginning of period	$ 5.24	$ 4.47	$ 5.39	$12.35	$10.89

Income from investment operations
Net investment loss	(0.06)	(0.05)	(0.06)	(0.03)	(0.04)
Net realized and unrealized gains or losses on securities and foreign currency related
transactions	0.43	0.82	(0.86)	(4.30)	3.30

Total from investment operations	0.37	0.77	(0.92)	(4.33)	3.26

Distributions to shareholders from
Net realized gains	0	0	0	(2.63)	(1.80)

Net asset value, end of period	$ 5.61	$ 5.24	$ 4.47	$ 5.39	$12.35

Total return [2]	7.06%	17.23%	(17.07%)	(42.22%)	32.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,778	$8,059	$5,491	$5,690	$7,176
Ratios to average net assets
Expenses [3]	1.88%	1.92%	1.87%	1.76%	1.71%
Net investment loss	(1.06%)	(1.08%)	(1.06%)	(0.88%)	(1.11%)
Portfolio turnover rate	106%	206%	163%	184%	147%

1 Net investment loss per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS I [1]	2004 [2]	2003 [2]	2002 [2]	2001	2000

Net asset value, beginning of period	$ 5.49	$ 4.64	$ 5.54	$12.51	$10.92

Income from investment operations
Net investment income (loss)	0	(0.01)	0	0	(0.01)
Net realized and unrealized gains or losses on securities and foreign currency related
transactions	0.45	0.86	(0.90)	(4.34)	3.40

Total from investment operations	0.45	0.85	(0.90)	(4.34)	3.39

Distributions to shareholders from
Net realized gains	0	0	0	(2.63)	(1.80)

Net asset value, end of period	$ 5.94	$ 5.49	$ 4.64	$ 5.54	$12.51

Total return	8.20%	18.32%	(16.25%)	(41.65%)	33.34%

Ratios and supplemental data
Net assets, end of period (thousands)	$15,323	$9,793	$2,166	$1,604	$2,602
Ratios to average net assets
Expenses [3]	0.88%	0.92%	0.88%	0.76%	0.71%
Net investment income (loss)	(0.05%)	(0.13%)	(0.05%)	0.11%	(0.14%)
Portfolio turnover rate	106%	206%	163%	184%	147%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Net investment loss per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2004

	Shares	Value

COMMON STOCKS 95.0%
CONSUMER DISCRETIONARY 13.7%
Hotels, Restaurants & Leisure 2.5%
International Game Technology	73,000	$2,624,350
Starbucks Corp. *	190,000	8,637,400

		11,261,750

Household Durables 0.4%
Sharp Corp.	120,000	1,650,892

Internet & Catalog Retail 3.8%
Amazon.com, Inc. * (p)	161,100	6,582,546
eBay, Inc. *	114,000	10,481,160

		17,063,706

Multi-line Retail 2.2%
Target Corp.	215,000	9,728,750

Specialty Retail 3.8%
Best Buy Co., Inc.	150,500	8,163,120
Home Depot, Inc.	235,000	9,212,000

		17,375,120

Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc. *	109,000	4,623,780

CONSUMER STAPLES 6.0%
Beverages 1.6%
Diageo plc, ADR (p)	45,000	2,269,350
PepsiCo, Inc.	101,000	4,913,650

		7,183,000

Food & Staples Retailing 2.6%
CVS Corp.	165,000	6,951,450
Wal-Mart Stores, Inc.	92,000	4,894,400

		11,845,850

Household Products 1.8%
Procter & Gamble Co.	145,000	7,847,400

ENERGY 8.1%
Energy Equipment & Services 1.5%
Schlumberger, Ltd.	105,000	7,067,550

Oil & Gas 6.6%
Apache Corp.	116,610	5,843,327
Burlington Resources, Inc.	190,000	7,752,000
Exxon Mobil Corp.	195,000	9,424,350
XTO Energy, Inc.	204,100	6,629,168

		29,648,845

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
FINANCIALS 8.3%
Capital Markets 1.2%
Goldman Sachs Group, Inc.	25,000	$2,331,000
Morgan Stanley	60,000	2,958,000

		5,289,000

Commercial Banks 0.7%
Zions BanCorp.	50,000	3,052,000

Consumer Finance 2.0%
American Express Co.	175,000	9,005,500

Diversified Financial Services 1.5%
Citigroup, Inc.	101,200	4,464,944
JPMorgan Chase & Co.	60,000	2,383,800

		6,848,744

Insurance 2.9%
American International Group, Inc.	130,000	8,838,700
Mitsui Sumitomo Insurance Co., Ltd.	540,000	4,454,467

		13,293,167

HEALTH CARE 20.2%
Biotechnology 2.4%
Amgen, Inc. *	65,000	3,684,200
Biogen Idec, Inc. *	80,000	4,893,600
Genentech, Inc. *	48,000	2,516,160

		11,093,960

Health Care Equipment & Supplies 8.6%
Alcon, Inc.	30,000	2,406,000
Medtronic, Inc.	184,300	9,565,170
Millipore Corp. *	130,000	6,220,500
St. Jude Medical, Inc. *	103,000	7,752,810
Stryker Corp.	145,000	6,971,600
Zimmer Holdings, Inc. *	75,000	5,928,000

		38,844,080

Health Care Providers & Services 4.0%
Aetna, Inc.	115,000	11,491,950
Caremark Rx, Inc. *	200,000	6,414,000

		17,905,950

Pharmaceuticals 5.2%
Eli Lilly & Co.	42,500	2,552,125
Merck & Co., Inc.	115,000	3,795,000
Pfizer, Inc.	310,000	9,486,000
Schering-Plough Corp.	200,000	3,812,000
Wyeth	100,000	3,740,000

		23,385,125

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 13.8%
Aerospace & Defense 2.6%
Boeing Co.	53,000	$2,735,860
Lockheed Martin Corp.	165,000	9,203,700

		11,939,560

Building Products 1.5%
Masco Corp.	195,000	6,733,350

Commercial Services & Supplies 1.0%
Cendant Corp.	205,000	4,428,000

Electrical Equipment 1.9%
Cooper Industries, Ltd., Class A	145,000	8,555,000

Industrial Conglomerates 5.1%
General Electric Co.	476,300	15,994,154
Tyco International, Ltd.	223,000	6,837,180

		22,831,334

Machinery 1.7%
Deere & Co.	118,000	7,616,900

INFORMATION TECHNOLOGY 22.7%
Communications Equipment 7.6%
Cisco Systems, Inc. *	410,000	7,421,000
Corning, Inc.	870,000	9,639,600
Motorola, Inc.	320,000	5,772,800
QUALCOMM, Inc.	290,000	11,321,600

		34,155,000

Computers & Peripherals 3.8%
Dell, Inc. *	190,000	6,764,000
Hewlett-Packard Co. (p)	100,000	1,875,000
Lexmark International, Inc., Class A *	103,000	8,653,030

		17,292,030

Internet Software & Services 1.4%
Yahoo!, Inc. *	180,000	6,103,800

IT Services 3.0%
Accenture, Ltd., Class A *	195,000	5,274,750
Affiliated Computer Services, Inc., Class A *	80,000	4,453,600
Cognizant Technology Solutions Corp., Class A *	120,000	3,661,200

		13,389,550

Semiconductors & Semiconductor Equipment1.4%
Intel Corp.	312,000	6,258,720

Software 5.5%
Intuit, Inc. *	110,000	4,994,000
Microsoft Corp.	550,700	15,226,855
Oracle Corp. *	422,500	4,765,800

		24,986,655

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
MATERIALS 2.2%
Chemicals 2.2%
Air Products & Chemicals, Inc.	100,000	$5,438,000
PPG Industries, Inc.	77,000	4,718,560

		10,156,560

Total Common Stocks (cost $376,169,170)		428,460,628

SHORT-TERM INVESTMENTS 5.9%
MUTUAL FUND SHARES 5.9%
Evergreen Institutional U.S. Government Money Market Fund ø	18,792,255	18,792,255
Navigator Prime Portfolio (pp)	7,798,985	7,798,985

Total Short-Term Investments (cost $26,591,240)		26,591,240

Total Investments (cost $402,760,410) 100.9%		455,051,868
Other Assets and Liabilities (0.9%)		(4,112,359)

Net Assets 100.0%		$450,939,509

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

ADR    American Depository Receipt

The following table showsthe percent of total long-term investments by sector as of September 30, 2004:

Information Technology	23.8%
Health Care	21.3%
Industrials	14.5%
Consumer Discretionary	14.4%
Financials	8.7%
Energy	8.6%
Consumer Staples	6.3%
Materials	2.4%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004

Assets
Investments in securities, at value (cost $402,760,410) including
$7,671,508 of securities loaned	$455,051,868
Foreign currency, at value (cost $15)	14
Receivable for securities sold	4,769,800
Receivable for Fund shares sold	46,257
Dividends receivable	420,253
Receivable for securities lending income	174
Prepaid expenses and other assets	80,686

Total assets	460,369,052

Liabilities
Payable for securities purchased	1,153,322
Payable for Fund shares redeemed	370,856
Payable for securities on loan	7,798,985
Advisory fee payable	6,300
Distribution Plan expenses payable	4,267
Due to other related parties	4,035
Accrued expenses and other liabilities	91,778

Total liabilities	9,429,543

Net assets	$450,939,509

Net assets represented by
Paid-in capital	$588,958,766
Undistributed net investment loss	(49,981)
Accumulated net realized losses on securities and foreign
currency related transactions	(190,260,818)
Net unrealized gains on securities and foreign currency related transactions	52,291,542

Total net assets	$450,939,509

Net assets consists of
Class A	$399,769,713
Class B	27,068,824
Class C	8,777,957
Class I	15,323,015

Total net assets	$450,939,509

Shares outstanding
Class A	67,121,093
Class B	4,827,959
Class C	1,565,947
Class I	2,578,699

Net asset value per share
Class A	$5.96
Class A - Offering price (based on sales charge of 5.75%)	$6.32
Class B	$5.61
Class C	$5.61
Class I	$5.94

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended September 30, 2004

Investment income
Dividends (net of foreign withholding taxes of $31,100)	$3,958,178

Expenses
Advisory fee	2,467,055
Distribution Plan expenses
Class A	1,293,610
Class B	293,076
Class C	92,906
Administrative services fee	483,341
Transfer agent fees	1,025,096
Trustees' fees and expenses	10,605
Printing and postage expenses	58,464
Custodian and accounting fees	132,982
Registration and filing fees	52,087
Professional fees	21,397
Other	21,092

Total expenses	5,951,711
Less: Expense reductions	(1,728)
Expense reimbursements	(4,957)

Net expenses	5,945,026

Net investment loss	(1,986,848)

Net realized and unrealized gains or losses on securities
and foreign currency related transactions
Net realized gains or losses on:
Securities	34,313,507
Foreign currency related transactions	(7,911)

Net realized gains on securities and foreign currency related transactions	34,305,596
Net change in unrealized gains or losses on securities
and foreign currency related transactions	4,331,871

Net realized and unrealized gains or losses on securities
and foreign currency related transactions	38,637,467

Net increase in net assets resulting from operations	$36,650,619

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year EndedSeptember 30,

	2004		2003

Operations
Net investment loss		$ (1,986,848)		$ (1,755,018)
Net realized gains or losses on securities
and foreign currency related transactions		34,305,596		(43,867,322)
Net change in unrealized gains or losses
on securities and foreign currency
related transactions		4,331,871		117,246,156

Net increase in net assets resulting from
operations		36,650,619		71,623,816

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,698,389	10,366,054	4,197,854	21,776,562
Class B	783,610	4,523,107	1,007,591	4,901,369
Class C	441,384	2,530,311	872,099	4,251,338
Class I	1,347,148	8,190,419	1,673,779	8,685,428

		25,609,891		39,614,697

Automatic conversion of Class B shares
to Class A shares
Class A	104,487	635,763	137,444	697,102
Class B	(110,607)	(635,763)	(144,458)	(697,102)

		0		0

Payment for shares redeemed
Class A	(9,554,455)	(58,084,189)	(13,189,093)	(67,010,061)
Class B	(978,621)	(5,640,633)	(1,143,947)	(5,457,808)
Class C	(414,466)	(2,404,071)	(560,323)	(2,681,297)
Class I	(551,353)	(3,366,337)	(357,082)	(1,764,426)

		(69,495,230)		(76,913,592)

Net decrease in net assets resulting from
capital share transactions		(43,885,339)		(37,298,895)

Total increase (decrease) in net assets		(7,234,720)		34,324,921
Net assets
Beginning of period		458,174,229		423,849,308

End of period		$ 450,939,509		$ 458,174,229

Undistributed net investment loss		$ (49,981)		$ (44,437)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Large Company Growth Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated

18

NOTES TO FINANCIAL STATEMENTS continued

in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

19

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.51% and declining to 0.26% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee which started at 0.61% and declined to 0.26% as the Fund's average daily net assets increased.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended September 30, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $4,957.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2004, the transfer agent fees were equivalent to an annual rate of 0.21% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2004, the Fund paid brokerage commissions of $335,193 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended September 30, 2004, EIS received $2,458 from the sale of Class A shares and $22,994 and $1,083 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

20

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $492,988,921 and $544,253,827, respectively, for the year ended September 30, 2004.

During the year ended September 30, 2004, the Fund loaned securities to certain brokers. At September 30, 2004, the value of securities on loan and the value of collateral amounted to $7,671,508 and $7,798,985, respectively. During the year ended September 30, 2004, the Fund earned $18,492 in income from securities lending which is included in dividend income on the Statement of Operations.

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $406,843,879. The gross unrealized appreciation and depreciation on securities based on tax cost was $58,233,384 and $10,025,395, respectively, with a net unrealized appreciation of $48,207,989.

As of September 30, 2004, the Fund had $186,177,265 in capital loss carryovers for federal income tax purposes with $148,301,038 expiring in 2010 and $37,876,227 expiring in 2011.

For income tax purposes, currency losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2004, the Fund incurred and will elect to defer post-October currency losses of $7,911.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Loss	Appreciation	Carryover

$49,981	$48,207,989	$186,177,265

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included

21

NOTES TO FINANCIAL STATEMENTS continued

in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended September 30, 2004, the Fund had no borrowings under this agreement.

11. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of

22

NOTES TO FINANCIAL STATEMENTS continued

e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Large Company Growth Fund, a series of Evergreen Equity Trust, as of September 30, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004 by correspondence with the custodian. As to the securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Growth Fund, as of September 30, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
November 12, 2004

24

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer, Senior Vice President and Director of
Chief Compliance Officer	Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

563828 rv2 11/2004

Evergreen

MASTERS FUND

Annual Report
as of September 30, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
27	STATEMENT OF ASSETS AND LIABILITIES
28	STATEMENT OF OPERATIONS
29	STATEMENTS OF CHANGES IN NET ASSETS
30	NOTES TO FINANCIAL STATEMENTS
36	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2004

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Masters Fund, which covers the twelvemonth period ended September 30, 2004.

The investment period began on the heels of a dramatic turnaround in the equity markets. The war in Iraq and the changes in the tax laws had already been priced into the markets, and the previous upward momentum was likely susceptible to disappointment. At this juncture, our Investment Strategy Committee and our equity analysts had to make a determination: were the fundamentals supportive of continued growth in equities, or was the recent market action simply a technical move, justifying a reduction in equity allocations? After careful thought and spirited debate, we decided that the fundamentals were solid enough to support further gains in corporate profit growth, likely spurring on the equity markets further in the year ahead.

The passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003 was critical to our belief in the sustainability of the expansion. The addition of capital investment as a pillar of the economic recovery not only took the pressure off the U.S. consumer, but it also provided longer-term support for growth. Indeed, economic and profit growth remained solid for the balance of 2003 and into 2004. Gross Domestic Product (GDP) expanded in the range of 6% in the latter half of 2003, followed by 4% growth for the economy in the first quarter of the new-year. Strengthened balance sheets and improved operating leverage on corporate income

LETTER TO SHAREHOLDERS continued

statements enabled this economic growth to translate into solid earnings gains of approximately 20% through the first half of 2004. Given the backdrop of the lowest interest rates in four decades, the major market indexes managed to climb higher into the first quarter of 2004 on these fundamental strengths.

Yet these fundamentals were simply not enough to prolong the twelve-month gains in equities through March 2004. The combination of geopolitical tensions, negative news from Iraq, terrorist threats, uncertainty about the presidential election, and potentially tighter monetary policy managed to dampen market sentiment. In addition, surging energy prices raised concerns about inflation, corporate profits, and personal consumption. As a result, a volatile period within a tight trading range ensued for the balance of the investment period.

We remind investors that a condition of economic recoveries is the transition from surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear this summer as second quarter GDP growth moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Consequently, the pace of growth in corporate profits has also moderated in recent months.

In this environment, we continue to recommend a diversified approach for equity portfolios relative to style, market capitalization, and region. To combat the frequent bouts of uncertainty and the associated volatility, our equity teams maintain an intense focus on the disciplines of their investment strategies, emphasizing economic and corporate fundamentals. Though fear may periodically dominate

LETTER TO SHAREHOLDERS continued

market sentiment over the short-term, we remain confident in our approach emphasizing solid fundamentals for successful long-term investing.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/ AnnualUpdates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
 President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of September 30, 2004

MANAGEMENT TEAM

Evergreen Team

MFS Team

Oppenheimer Team

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/31/1998

	Class A	Class B	Class C	Class I
Class inception date	12/31/1998	12/31/1998	12/31/1998	12/31/1998

Nasdaq symbol	EMFAX	EMFBX	EVMCX	EMFYX

Average annual return*

1-year with sales charge	7.14%	7.91%	11.93%	N/A

1-year w/o sales charge	13.73%	12.91%	12.93%	13.98%

5-year	-2.69%	-2.60%	-2.27%	-1.29%

Since portfolio inception	-2.26%	-2.10%	-1.98%	-1.00%

* Adjusted for maximum applicablesales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class.The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Masters Fund Class A shares, versus a similar investment in the Standard & Poor's 500 Index (S&P 500), the Standard & Poor's MidCap 400 Index (S&P 400) and the Consumer Price Index (CPI).

The S&P 500 and the S&P 400 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 13.73% for the twelve-month period ended September 30, 2004, excluding any applicable sales charges. During the same period, the Standard & Poor's 500 Index (S&P 500) returned 13.87% and the Standard & Poor's Midcap 400 Index (S&P 400) returned 17.55% .

Generally, during the fiscal year, smaller capitalization stocks tended to outperform larger capitalization stocks and value stocks outperformed growth stocks. The period encompassed two very different investment environments. Early in the fiscal year, investors anticipated a prolonged, vigorous economic recovery. Growth company stocks, including those of many poor-quality companies, led the market during the final months of 2003. However, in 2004, market sentiment changed and investors became more cautious. While overall equity performance was modest, investors favored more reasonably priced value stocks.

In the Evergreen mid-cap value sleeve, the emphasis on basic materials and energy stocks helped the performance of the sleeve substantially as rising prices of oil, gas and basic materials lifted performance in those sectors. Within the materials sector, investments in Phelps-Dodge and in Lyondell Chemical appreciated significantly. In energy, contributors to performance included Massey Energy, XTO, and Joy Global. Detractors from performance, relative to the index, included BEA Systems, Watson Pharmaceuticals and Dr. Reddy's Laboratories.

For the Evergreen strategic growth sleeve, several information technology positions made substantial contributions to the fund's performance, relative to the index, led by QUALCOMM and Research in Motion. Other contributors to performance included United HealthCare and eBay. Detracting from performance, relative to the index, were Veritas, Education Management Corp. and Pfizer.

For the MFS sleeve, the greatest contributor to performance came from being overweight in the telecommunications sector, as did stock selection within the health care and technology sectors. The key detractors, relative to the index, were stock selection in the consumer discretionary and industrial sectors.

The performance of the Oppenheimer sleeve benefited during the first half of the fiscal period from its strategy to focus on stocks with market capitalization toward the lower end of the large-cap range. During the second half of the fiscal year, managers substantially increased investments in higher-quality companies with larger market capitalization. Stock selection contributed positively to its overall performance. The stock scoring system assigned higher rankings to a number of companies in the better-performing energy, financials and telecommunications service sectors. On the other hand, the strategy's models found fewer opportunities in the utilities sector, which hurt its performance, relative to the index, when utilities stocks fared relatively well.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of September 30, 2004, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2004	9/30/2004	Period*

Actual
Class A	$1,000.00	$ 971.88	$ 7.25
Class B	$1,000.00	$ 968.19	$10.68
Class C	$1,000.00	$ 968.15	$10.68
Class I	$1,000.00	$ 973.46	$ 5.77
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,017.65	$ 7.41
Class B	$1,000.00	$1,014.15	$10.93
Class C	$1,000.00	$1,014.15	$10.93
Class I	$1,000.00	$1,019.15	$ 5.91

* For each class of theFund, expensesare equal to the annualizedexpense ratio of each class (1.47%for Class A, 2.17%for Class B, 2.17%for Class C and 1.17%
for Class I), multipliedby the averageaccount value overthe period, multiplied by
183 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS A	2004 [1]	2003 [1]	2002 [1]	2001	2000 [1]

Net asset value, beginning of period	$ 6.99	$ 5.70	$ 7.24	$ 13.22	$ 10.05

Income from investment operations
Net investment loss	(0.05)	(0.06)	(0.06)	(0.08)	(0.10)
Net realized and unrealized gains or losses on securities and foreign currency related
transactions	1.01	1.35	(1.48)	(4.13)	3.27

Total from investment operations	0.96	1.29	(1.54)	(4.21)	3.17

Distributions to shareholders from
Net realized gains	0	0	0	(1.77)	0

Net asset value, end of period	$ 7.95	$ 6.99	$ 5.70	$ 7.24	$ 13.22

Total return [2]	13.73%	22.63%	(21.27%)	(35.91%)	31.54%

Ratios and supplemental data
Net assets, end of period (thousands)	$52,556	$57,809	$57,482	$100,713	$192,473
Ratios to average net assets
Expenses [3]	1.74%	2.12%	1.86%	1.63%	1.58%
Net investment loss	(0.61%)	(0.90%)	(0.86%)	(0.77%)	(0.78%)
Portfolio turnover rate	101%	97%	114%	80%	111%

1 Net investment loss per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS B	2004 [1]	2003 [1]	2002 [1]	2001	2000 [1]

Net asset value, beginning of period	$ 6.74	$ 5.53	$ 7.08	$ 13.07	$ 10.01

Income from investment operations
Net investment loss	(0.10)	(0.10)	(0.12)	(0.13)	(0.19)
Net realized and unrealized gains or losses on securities and foreign currency related
transactions	0.97	1.31	(1.43)	(4.09)	3.25

Total from investment operations	0.87	1.21	(1.55)	(4.22)	3.06

Distributions to shareholders from
Net realized gains	0	0	0	(1.77)	0

Net asset value, end of period	$ 7.61	$ 6.74	$ 5.53	$ 7.08	$ 13.07

Total return [2]	12.91%	21.88%	(21.89%)	(36.46%)	30.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$55,186	$60,221	$59,195	$92,928	$133,637
Ratios to average net assets
Expenses [3]	2.44%	2.85%	2.62%	2.38%	2.34%
Net investment loss	(1.31%)	(1.62%)	(1.61%)	(1.52%)	(1.54%)
Portfolio turnover rate	101%	97%	114%	80%	111%

1 Net investment loss per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS C	2004 [1]	2003 [1]	2002 [1]	2001	2000 [1]

Net asset value, beginning of period	$ 6.73	$ 5.53	$ 7.07	$13.05	$ 10.00

Income from investment operations
Net investment loss	(0.10)	(0.10)	(0.12)	(0.11)	(0.19)
Net realized and unrealized gains or losses on securities and foreign currency related
transactions	0.97	1.30	(1.42)	(4.10)	3.24

Total from investment operations	0.87	1.20	(1.54)	(4.21)	3.05

Distributions to shareholders from
Net realized gains	0	0	0	(1.77)	0

Net asset value, end of period	$ 7.60	$ 6.73	$ 5.53	$ 7.07	$ 13.05

Total return [2]	12.93%	21.70%	(21.78%)	(36.44%)	30.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,118	$4,955	$5,983	$9,450	$11,387
Ratios to average net assets
Expenses [3]	2.45%	2.85%	2.62%	2.39%	2.35%
Net investment loss	(1.32%)	(1.62%)	(1.61%)	(1.52%)	(1.55%)
Portfolio turnover rate	101%	97%	114%	80%	111%

1 Net investment loss per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS I [1]	2004 [2]	2003 [2]	2002 [2]	2001	2000 [2]

Net asset value, beginning of period	$ 7.08	$ 5.75	$ 7.29	$13.27	$10.07

Income from investment operations
Net investment loss	(0.02)	(0.04)	(0.05)	(0.05)	(0.07)
Net realized and unrealized gains or losses on securities and foreign currency related
transactions	1.01	1.37	(1.49)	(4.16)	3.27

Total from investment operations	0.99	1.33	(1.54)	(4.21)	3.20

Distributions to shareholders from
Net realized gains	0	0	0	(1.77)	0

Net asset value, end of period	$ 8.07	$ 7.08	$ 5.75	$ 7.29	$13.27

Total return	13.98%	23.13%	(21.12%)	(35.76%)	31.78%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 802	$ 767	$ 605	$2,228	$4,479
Ratios to average net assets
Expenses [3]	1.43%	1.84%	1.59%	1.37%	1.34%
Net investment loss	(0.30%)	(0.63%)	(0.61%)	(0.52%)	(0.53%)
Portfolio turnover rate	101%	97%	114%	80%	111%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Net investment loss per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

September 30, 2004

	Shares	Value

COMMON STOCKS 99.6%
CONSUMER DISCRETIONARY 14.3%
Auto Components 0.5%
Aftermarket Technology Corp. *	127	$1,598
Autoliv, Inc	300	12,120
Dana Corp	1,500	26,535
Lear Corp	100	5,445
Superior Industries International, Inc	16,100	482,195

		527,893

Automobiles 0.1%
Ford Motor Co	4,572	64,237
General Motors Corp	500	21,240
Harley-Davidson, Inc	200	11,888

		97,365

Distributors 0.4%
Adesa, Inc. *	26,300	432,109
Genuine Parts Co	100	3,838

		435,947

Hotels, Restaurants & Leisure 2.4%
Applebee's International, Inc	462	11,679
Caesars Entertainment, Inc. *	1,000	16,700
CBRL Group, Inc	500	18,040
CEC Entertainment, Inc	550	20,213
Cheesecake Factory, Inc. *	7,820	339,388
Choice Hotels, Inc	100	5,759
Four Seasons Hotels, Inc	3,380	216,658
Harrah's Entertainment, Inc	6,900	365,562
International Game Technology	17,113	615,212
Mandalay Resort Group	400	27,460
Marriott International, Inc., Class A	500	25,980
McDonald's Corp	3,600	100,908
Rare Hospitality International, Inc. *	200	5,330
Royal Caribbean Cruises, Ltd	9,700	422,920
Station Casinos, Inc	2,000	98,080
Triarc Companies, Inc., Class A *	18,200	208,026
WMS Industries, Inc. *	5,790	148,745
Yum! Brands, Inc	1,200	48,792

		2,695,452

Household Durables 0.6%
Black & Decker Corp	100	7,744
Cavco Industries, Inc. *	65	2,455
D.R. Horton, Inc	50	1,655
Fortune Brands, Inc	2,095	155,219
Harman International Industries, Inc	100	10,775
Hovnanian Enterprises, Inc., Class A *	500	20,050
KB Home	400	33,796

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Leggett & Platt, Inc	100	$2,810
Lennar Corp., Class B	160	7,008
M.D.C Holdings, Inc	371	27,120
Meritage Corp. *	200	15,720
Mohawk Industries, Inc. *	3,800	301,682
Newell Rubbermaid, Inc	100	2,004
Pulte Homes, Inc	94	5,769
Ryland Group, Inc	300	27,798
Standard Pacific Corp	200	11,274
Stanley Works	100	4,253
Yankee Candle, Inc	100	2,896

		640,028

Internet & Catalog Retail 0.8%
Amazon.com, Inc. *	8,000	326,880
eBay, Inc. *	4,175	383,849
IAC/InterActiveCorp *	10,435	229,779

		940,508

Leisure Equipment & Products 0.0%
Action Performance Companies, Inc	1,100	11,143
Brunswick Corp	200	9,152
Hasbro, Inc	500	9,400
Polaris Industries, Inc	200	11,164

		40,859

Media 4.3%
Citadel Broadcasting Corp. *	35,180	451,008
Clear Channel Communications, Inc	1,100	34,287
Comcast Corp., Class A *	6,408	180,962
Cox Communications, Inc., Class A *	7,800	258,414
EchoStar Communications Corp., Class A *	11,820	367,838
Entercom Communications Corp. *	5,700	186,162
Getty Images, Inc. *	16,055	887,841
Grupo Televisa SA de CV, ADR	4,300	226,739
Lamar Advertising Co., Class A *	1,700	70,737
McGraw-Hill Companies, Inc	1,725	137,465
Meredith Corp	5,570	286,187
NTL, Inc. *	9,135	567,009
Radio One, Inc., Class A *	8,000	114,320
Time Warner, Inc. *	14,200	229,188
Tribune Co	4,500	185,175
Univision Communications, Inc., Class A *	4,400	139,084
Viacom, Inc., Class B	6,153	206,495
Walt Disney Co	7,300	164,615
Westwood One, Inc. *	6,880	136,018

		4,829,544

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 1.3%
99 Cents Only Stores *	38,500	$547,855
Dillards, Inc., Class A	200	3,948
Dollar General Corp	100	2,015
Family Dollar Stores, Inc	8,800	238,480
Federated Department Stores, Inc	600	27,258
J.C. Penney Co., Inc	500	17,640
Kmart Holding Corp. *	100	8,747
Kohl's Corp. *	8,100	390,339
May Department Stores Co	400	10,252
Neiman Marcus Group, Inc., Class A	100	5,750
Nordstrom, Inc	2,375	90,820
Sears, Roebuck & Co	700	27,895
Target Corp	2,000	90,500

		1,461,499

Specialty Retail 2.8%
Abercrombie & Fitch Co., Class A	600	18,900
Advance Auto Parts, Inc. *	4,425	152,220
Aeropostale, Inc. *	350	9,170
American Eagle Outfitters, Inc	500	18,425
AnnTaylor Stores Corp. *	425	9,945
AutoNation, Inc. *	800	13,664
Barnes & Noble, Inc. *	100	3,700
Bed Bath & Beyond, Inc. *	4,700	174,417
Best Buy Co., Inc	5,700	309,168
Borders Group, Inc	800	19,840
Chico's FAS, Inc. *	3,225	110,295
Circuit City Stores, Inc	600	9,204
Claire's Stores, Inc	1,100	27,544
Foot Locker, Inc	300	7,110
Gap, Inc	4,300	80,410
Hollywood Entertainment Corp. *	300	2,961
Home Depot, Inc	10,950	429,240
Limited Brands, Inc	500	11,145
Lowe's Companies, Inc	3,671	199,519
Michaels Stores, Inc	3,225	190,952
Office Depot, Inc. *	1,000	15,030
Pacific Sunwear of California, Inc. *	1,175	24,734
PETsMART, Inc	11,790	334,718
RadioShack Corp	300	8,592
Sherwin-Williams Co	500	21,980
Staples, Inc	3,700	110,334
Talbots, Inc	11,500	285,085
TBC Corp. *	10,500	234,570
Tiffany & Co	10,960	336,910

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
TJX Companies, Inc	1,600	$35,264
Zale Corp. *	500	14,050

		3,219,096

Textiles, Apparel & Luxury Goods 1.1%
Coach, Inc. *	13,745	583,063
Jones Apparel Group, Inc	10,400	372,320
Nike, Inc., Class B	600	47,280
Polo Ralph Lauren Corp., Class A	6,000	218,220
Timberland Co., Class A *	400	22,720

		1,243,603

CONSUMER STAPLES 6.6%
Beverages 1.1%
Anheuser-Busch Companies, Inc	2,000	99,900
Coca-Cola Co	9,600	384,480
Diageo plc	30,000	374,608
Pepsi Bottling Group, Inc	800	21,720
PepsiCo, Inc	8,040	391,146

		1,271,854

Food & Staples Retailing 1.7%
Albertsons, Inc	500	11,965
BJ's Wholesale Club, Inc. *	20,700	565,938
Costco Wholesale Corp	1,700	70,652
CVS Corp	9,600	404,448
SYSCO Corp	2,300	68,816
Wal-Mart Stores, Inc	14,762	785,338
Walgreen Co	700	25,081

		1,932,238

Food Products 1.7%
Archer-Daniels-Midland Co	12,500	212,250
Bunge, Ltd	5,800	231,884
Dean Foods Co. *	6,200	186,124
H.J. Heinz Co	13,200	475,464
Hershey Foods Corp	2,079	97,110
Kellogg Co	5,700	243,162
Sara Lee Corp	18,700	427,482
Smithfield Foods, Inc. *	200	5,000
Tyson Foods, Inc., Class A	800	12,816

		1,891,292

Household Products 0.9%
Colgate-Palmolive Co	1,200	54,216
Energizer Holdings, Inc. *	100	4,610

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products continued
Kimberly-Clark Corp	800	$51,672
Procter & Gamble Co	16,922	915,819

		1,026,317

Personal Products 0.5%
Avon Products, Inc	5,575	243,516
Estee Lauder Companies, Inc., Class A	4,175	174,515
Gillette Co	3,100	129,394

		547,425

Tobacco 0.7%
Altria Group, Inc	10,100	475,104
Loews Corp. - Carolina Group	10,400	253,448
Reynolds American, Inc	400	27,216
UST, Inc	100	4,026

		759,794

ENERGY 7.3%
Energy Equipment & Services 1.5%
Baker Hughes, Inc	2,850	124,602
BJ Services Co. *	7,540	395,171
Cooper Cameron Corp. *	5,140	281,878
GlobalSantaFe Corp	6,400	196,160
Halliburton Co	2,900	97,701
Offshore Logistics, Inc. *	15,000	516,300
Oil States International, Inc. *	700	13,090
Precision Drilling Corp	200	11,481

		1,636,383

Oil & Gas 5.8%
Amerada Hess Corp	300	26,700
Apache Corp	7,600	380,836
Ashland, Inc	6,500	364,520
Burlington Resources, Inc	1,900	77,520
Canadian Natural Resources, Ltd	1,226	48,933
Chesapeake Energy Corp	43,400	687,022
ChevronTexaco Corp	12,014	644,431
Cimarex Energy Co. *	112	3,913
ConocoPhillips	2,537	210,191
Devon Energy Corp	2,700	191,727
EnCana Corp	7,900	365,770
EOG Resources, Inc	200	13,170
Exxon Mobil Corp	27,074	1,308,486
Frontier Oil Corp	3,700	87,357
Houston Exploration Co. *	300	17,805
Kerr-McGee Corp	6,400	366,400
Marathon Oil Corp	1,300	53,664

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas continued
Murphy Oil Corp	8,400	$728,868
Noble Energy, Inc	500	29,120
Occidental Petroleum Corp	5,000	279,650
OMI Corp	600	9,612
Paramount Resources, Ltd. *	3,600	66,153
Pioneer Natural Resources Co	100	3,448
Sunoco, Inc	500	36,990
Talisman Energy, Inc	1,900	49,240
Teekay Shipping Corp	400	17,236
Tesoro Petroleum Corp. *	300	8,859
Unocal Corp	900	38,700
Valero Energy Corp	100	8,021
Williams Companies, Inc	1,600	19,360
XTO Energy, Inc	12,125	393,820

		6,537,522

FINANCIALS 15.5%
Capital Markets 3.3%
A.G. Edwards, Inc	9,000	311,580
Affiliated Managers Group, Inc. *	100	5,354
American Capital Strategies, Ltd	100	3,134
Ameritrade Holding Corp. *	48,000	576,480
Bank of New York Co., Inc	2,100	61,257
Bear Stearns Companies, Inc	400	38,468
Charles Schwab Corp	300	2,757
E*TRADE Financial Corp. *	1,300	14,846
Federated Investors, Inc., Class B	7,500	213,300
Franklin Resources, Inc	2,875	160,310
Investors Financial Services Corp	9,570	431,894
Knight Trading Group, Inc. *	600	5,538
Legg Mason, Inc	9,300	495,411
Mellon Financial Corp	800	22,152
Merrill Lynch & Co., Inc	3,700	183,964
Morgan Stanley	5,200	256,360
Northern Trust Corp	500	20,400
SEI Investments Co	15,700	528,776
T. Rowe Price Group, Inc	7,075	360,401

		3,692,382

Commercial Banks 2.8%
Bank of America Corp	16,674	722,484
Banknorth Group, Inc	8,900	311,500
BB&T Corp	800	31,752
City National Corp	100	6,495
Colonial BancGroup, Inc	18,000	368,100
Comerica, Inc	400	23,740

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Fifth Third Bancorp	300	$14,766
Huntington Bancshares, Inc	600	14,946
KeyCorp	1,200	37,920
National City Corp	2,500	96,550
PNC Financial Services Group, Inc	1,300	70,330
Regions Financial Corp	1,017	33,622
SunTrust Banks, Inc	1,200	84,492
U.S. Bancorp	10,092	291,659
UnionBanCal Corp	500	29,605
Wells Fargo & Co	6,600	393,558
Zions Bancorp	10,200	622,608

		3,154,127

Consumer Finance 1.0%
American Express Co	6,684	343,959
Capital One Financial Corp	4,000	295,600
First Marblehead Corp. *	4,000	185,600
MBNA Corp	3,600	90,720
MoneyGram International, Inc. *	15,125	258,335

		1,174,214

Diversified Financial Services 2.3%
Assured Guaranty, Ltd. *	31,300	521,458
Chicago Mercantile Exchange Holdings, Inc	800	129,040
CIT Group, Inc	700	26,173
Citigroup, Inc	27,348	1,206,594
JPMorgan Chase & Co	16,088	639,176
Principal Financial Group, Inc	1,800	64,746

		2,587,187

Insurance 3.9%
ACE, Ltd	15,400	616,924
AFLAC, Inc	4,300	168,603
Allmerica Financial Corp. *	500	13,440
Allstate Corp	3,000	143,970
AMBAC Financial Group, Inc	6,185	494,491
American International Group, Inc	15,535	1,056,224
AON Corp	1,000	28,740
Chubb Corp	500	35,140
Cincinnati Financial Corp	100	4,122
Everest Reinsurance Group, Ltd	5,100	379,083
Fidelity National Financial, Inc	801	30,518
Hartford Financial Services Group, Inc	8,800	544,984
Jefferson Pilot Corp	100	4,966
LandAmerica Financial Group, Inc	200	9,100
Lincoln National Corp	5,100	239,700

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Loews Corp	500	$29,250
Marsh & McLennan Co	200	9,152
MBIA, Inc	300	17,463
MetLife, Inc	1,100	42,515
Nationwide Financial Services, Inc., Class A	200	7,022
Progressive Corp	1,000	84,750
Prudential Financial, Inc	3,250	152,880
Reinsurance Group America, Inc	500	20,600
RenaissanceRe Holdings, Ltd	400	20,632
SAFECO Corp	200	9,130
StanCorp Financial Group, Inc	100	7,120
XL Capital, Ltd., Class A	2,700	199,773

		4,370,292

Real Estate 0.2%
Boston Properties, Inc. REIT	2,700	149,553
Global Signal, Inc. REIT	6,659	152,491

		302,044

Thrifts & Mortgage Finance 2.0%
Astoria Financial Corp	200	7,098
Countrywide Financial Corp	1,998	78,701
Dime Bancorp, Inc. *	1,000	140
Doral Financial Corp	175	7,257
Fannie Mae	4,600	291,640
Freddie Mac	1,200	78,288
Fremont General Corp	1,000	23,150
GreenPoint Financial Corp	1,200	55,512
Independence Community Bank Corp	400	15,620
IndyMac Bancorp, Inc	500	18,100
MGIC Investment Corp	400	26,620
New Century Financial Corp	6,650	400,463
New York Community Bancorp, Inc	17,777	365,140
PMI Group, Inc	21,200	860,296
Webster Financial Corp	200	9,878

		2,237,903

HEALTH CARE 18.1%
Biotechnology 4.0%
Amgen, Inc. *	9,625	545,545
Celgene Corp. *	4,340	252,718
Gen-Probe, Inc. *	6,080	242,410
Genentech, Inc. *	1,000	52,420
Genzyme Corp. *	13,880	755,211
Gilead Sciences, Inc. *	25,170	940,855
Human Genome Sciences, Inc. *	16,000	174,560

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Biotechnology continued
ImClone Systems, Inc. *	9,000	$475,650
Invitrogen Corp. *	6,680	367,333
MedImmune, Inc. *	16,440	389,628
Neurocrine Biosciences, Inc. *	2,820	132,991
Oscient Pharmaceuticals Corp. *	41,100	145,905

		4,475,226

Health Care Equipment & Supplies 6.1%
Bausch & Lomb, Inc	300	19,935
Baxter International, Inc	14,000	450,240
Becton Dickinson & Co	900	46,530
Bio-Rad Laboratories, Inc., Class A *	100	5,110
C.R. Bard, Inc	16,740	947,986
Cytyc Corp. *	32,900	794,535
Dade Behring Holdings, Inc. *	100	5,572
DENTSPLY International, Inc	8,160	423,830
Fisher Scientific International, Inc. *	8,190	477,723
Guidant Corp	7,020	463,601
Hospira, Inc. *	12,090	369,954
Medtronic, Inc	10,775	559,222
Millipore Corp. *	8,910	426,344
PerkinElmer, Inc	300	5,166
Smith & Nephew plc, ADR	5,000	231,750
St. Jude Medical, Inc. *	6,600	496,782
Stryker Corp	5,175	248,814
Thermo Electron Corp. *	8,440	228,049
Thoratec Corp. *	16,120	155,074
VISX, Inc. *	300	6,180
Waters Corp. *	12,290	541,989

		6,904,386

Health Care Providers & Services 3.2%
Advisory Board Co. *	200	6,720
Aetna, Inc	700	69,951
AmerisourceBergen Corp	7,000	375,970
Andrx Corp. *	900	20,124
Anthem, Inc. *	9,700	846,325
Cardinal Health, Inc	100	4,377
Caremark Rx, Inc. *	15,475	496,283
CIGNA Corp	300	20,889
Community Health Systems *	13,140	350,575
Covance, Inc. *	400	15,988
Coventry Health Care, Inc. *	500	26,685
DaVita, Inc. *	50	1,558
Express Scripts, Inc. *	100	6,534
IMS Health, Inc	651	15,572

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Laboratory Corporation of America *	400	$17,488
Medco Health Solutions, Inc. *	1,390	42,951
Patterson Companies, Inc. *	2,575	197,142
Pediatrix Medical Group, Inc. *	400	21,940
Quest Diagnostics, Inc	200	17,644
Select Medical Corp	200	2,686
Sunrise Assisted Living, Inc. *	200	7,024
Tenet Healthcare Corp. *	8,180	88,262
UnitedHealth Group, Inc	7,744	571,043
VCA Antech, Inc. *	5,850	120,685
WellChoice, Inc. *	200	7,466
Wellpoint Health Networks, Inc. *	2,100	220,689

		3,572,571

Pharmaceuticals 4.8%
Abbott Laboratories	14,550	616,338
Allergan, Inc	4,120	298,906
Bristol-Myers Squibb Co	4,400	104,148
Elan Corp. plc, ADR *	9,600	224,640
Eli Lilly & Co	3,400	204,170
Endo Pharmaceuticals Holdings, Inc. *	12,900	236,844
Eon Labs, Inc. *	200	4,340
Forest Laboratories, Inc. *	300	13,494
Johnson & Johnson	11,882	669,313
Medicis Pharmaceutical Corp., Class A	16,180	631,667
Merck & Co., Inc	10,400	343,200
Novartis AG, ADR	4,822	225,043
Pfizer, Inc	53,921	1,649,983
Teva Pharmaceutical Industries, Ltd., ADR	3,476	90,202
Wyeth	3,700	138,380

		5,450,668

INDUSTRIALS 11.6%
Aerospace & Defense 1.0%
Boeing Co	2,100	108,402
General Dynamics Corp	300	30,630
Honeywell International, Inc	1,400	50,204
Northrop Grumman Corp	200	10,666
Precision Castparts Corp	200	12,010
Rockwell Collins, Inc	15,000	557,100
United Defense Industries, Inc. *	300	11,997
United Technologies Corp	3,600	336,168

		1,117,177

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics 0.8%
CNF Transportation, Inc	6,200	$254,138
Expeditors International of Washington, Inc	6,080	314,336
J.B. Hunt Transport Services, Inc	500	18,570
Ryder System, Inc	400	18,816
United Parcel Service, Inc., Class B	3,650	277,108

		882,968

Airlines 0.7%
jetBlue Airways Corp. *	13,040	272,797
Southwest Airlines Co	40,500	551,610

		824,407

Building Products 0.4%
American Standard Companies, Inc. *	3,580	139,298
Masco Corp	7,600	262,428

		401,726

Commercial Services & Supplies 2.4%
Apollo Group, Inc., Class A *	3,300	242,121
Career Education Corp. *	5,150	146,415
Cendant Corp	900	19,440
Corporate Executive Board Co	8,300	508,292
H&R Block, Inc	200	9,884
Heidrick & Struggles International, Inc. *	7,500	216,150
ITT Educational Services, Inc. *	300	10,815
Manpower, Inc	9,800	436,002
Monster Worldwide, Inc. *	20,850	513,744
R. R. Donnelley & Sons Co	14,000	438,480
Republic Services, Inc., Class A	500	14,880
Robert Half International, Inc	7,350	189,409
Waste Management, Inc	400	10,936

		2,756,568

Electrical Equipment 0.2%
Cooper Industries, Ltd., Class A	200	11,800
Emerson Electric Co	1,100	68,079
Rockwell Automation, Inc	2,525	97,717

		177,596

Industrial Conglomerates 2.1%
3M Co	4,100	327,877
Allete, Inc	8,767	284,917
General Electric Co	46,199	1,551,362
Textron, Inc	200	12,854
Tyco International, Ltd	6,975	213,854

		2,390,864

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 2.7%
AGCO Corp. *	27,600	$624,312
Briggs & Stratton Corp	200	16,240
Caterpillar, Inc	500	40,225
Cummins, Inc	200	14,778
Danaher Corp	8,800	451,264
Deere & Co	500	32,275
Dover Corp	100	3,887
Eaton Corp	2,400	152,184
Illinois Tool Works, Inc	200	18,634
Ingersoll-Rand Co., Ltd., Class A	3,298	224,165
Joy Global, Inc	12,800	440,064
Oshkosh Truck Corp	5,400	308,124
Paccar, Inc	6,700	463,104
Pall Corp	10,300	252,144
Parker-Hannifin Corp	300	17,658
SPX Corp	100	3,540

		3,062,598

Road & Rail 1.3%
Laidlaw International, Inc. *	28,100	462,245
Norfolk Southern Corp	20,600	612,644
Werner Enterprises, Inc	22,000	424,820

		1,499,709

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc	100	5,765

INFORMATION TECHNOLOGY 17.0%
Communications Equipment 4.0%
ADTRAN, Inc	200	4,536
Avaya, Inc. *	15,806	220,336
Brocade Communications Systems, Inc. *	600	3,390
Cisco Systems, Inc. *	61,276	1,109,096
Comverse Technology, Inc. *	35,140	661,686
Corning, Inc. *	15,600	172,848
F5 Networks, Inc. *	6,320	192,507
Harris Corp	4,250	233,495
Juniper Networks, Inc. *	11,653	275,011
Lucent Technologies, Inc. *	128,600	407,662
Motorola, Inc	26,875	484,825
QUALCOMM, Inc	13,488	526,571
Research In Motion, Ltd. *	2,825	215,660
Scientific-Atlanta, Inc	900	23,328

		4,530,951

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 1.8%
Apple Computer, Inc. *	1,400	$54,250
Avid Technology, Inc. *	2,950	138,267
Dell, Inc. *	11,500	409,400
Hewlett-Packard Co	14,100	264,375
International Business Machines Corp	8,700	745,938
Lexmark International, Inc., Class A *	4,500	378,045
NCR Corp. *	300	14,877
Storage Technology Corp. *	600	15,156
Sun Microsystems, Inc. *	3,100	12,524

		2,032,832

Electronic Equipment & Instruments 0.1%
Agilent Technologies, Inc. *	800	17,256
Amphenol Corp., Class A *	300	10,278
Arrow Electronics, Inc. *	500	11,290
Molex, Inc., Class A	1,275	33,545
Sanmina-SCI Corp. *	1,400	9,870
Tech Data Corp. *	200	7,710
Tektronix, Inc	200	6,650

		96,599

Internet Software & Services 0.0%
EarthLink, Inc. *	400	4,120
United Online, Inc. *	800	7,696

		11,816

IT Services 0.9%
Acxiom Corp	200	4,748
Alliance Data Systems Corp. *	5,800	235,248
Automatic Data Processing, Inc	2,000	82,640
Ceridian Corp. *	12,070	222,209
CheckFree Corp. *	300	8,301
Computer Sciences Corp. *	200	9,420
Convergys Corp. *	900	12,087
DST Systems, Inc. *	8,000	355,760

		930,413

Semiconductors & Semiconductor Equipment 2.5%
Altera Corp. *	11,600	227,012
Analog Devices, Inc	5,825	225,894
Applied Materials, Inc. *	3,100	51,119
Atmel Corp. *	2,800	10,136
Cree, Inc. *	400	12,212
Integrated Circuit System, Inc. *	9,410	202,315
Intel Corp	29,600	593,776
Linear Technology Corp	4,030	146,047

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Marvell Technology Group, Ltd. *	7,480	$195,452
Maxim Integrated Products, Inc	1,975	83,523
Microchip Technology, Inc	800	21,472
National Semiconductor Corp. *	1,500	23,235
Novellus Systems, Inc. *	13,870	368,803
PMC-Sierra, Inc. *	40,690	358,479
Texas Instruments, Inc	8,000	170,240
Xilinx, Inc	5,200	140,400

		2,830,115

Software 7.7%
Adobe Systems, Inc	400	19,788
Amdocs, Ltd. *	21,720	474,147
Ascential Software Corp. *	6,360	85,669
Autodesk, Inc	500	24,315
BEA Systems, Inc. *	89,500	618,445
BMC Software, Inc. *	1,100	17,391
Cadence Design Systems, Inc. *	46,000	599,840
Citrix Systems, Inc. *	22,500	394,200
Computer Associates International, Inc	800	21,040
Compuware Corp. *	1,100	5,665
Electronic Arts, Inc. *	9,596	441,320
Intuit, Inc. *	17,400	789,960
McAfee, Inc. *	15,320	307,932
Mercury Interactive Corp. *	11,500	401,120
Microsoft Corp	55,475	1,533,884
NAVTEQ Corp	1,730	61,657
Oracle Corp. *	145,425	1,640,394
Red Hat, Inc. *	24,570	300,737
Siebel Systems, Inc. *	700	5,278
Sybase, Inc. *	1,300	17,927
Symantec Corp. *	7,920	434,650
Take-Two Interactive Software, Inc. *	300	9,855
TIBCO Software, Inc. *	1,100	9,361
Veritas Software Corp. *	26,990	480,422

		8,694,997

MATERIALS 4.7%
Chemicals 1.4%
Air Products & Chemicals, Inc	11,500	625,370
Cabot Corp	100	3,857
Dow Chemical Co	1,900	85,842
DuPont	1,200	51,360
Engelhard Corp	200	5,670
Lyondell Chemical Co	12,500	280,750
Monsanto Co	5,300	193,026

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
OM Group, Inc. *	300	$10,968
PPG Industries, Inc	5,800	355,424
Rohm & Haas Co	100	4,297

		1,616,564

Construction Materials 0.0%
Eagle Materials, Inc., Class B	193	13,317
Vulcan Materials Co	100	5,095

		18,412

Containers & Packaging 0.6%
Ball Corp	7,600	284,468
Packaging Corporation of America	14,000	342,580

		627,048

Metals & Mining 2.1%
Alcoa, Inc	16,800	564,312
Freeport-McMoRan Copper & Gold, Inc., Class B	5,500	222,750
GrafTech International, Ltd. *	49,200	686,340
Massey Energy Co	6,500	188,045
Nucor Corp	400	36,548
Phelps Dodge Corp	6,745	620,742

		2,318,737

Paper & Forest Products 0.6%
Georgia-Pacific Corp	1,000	35,950
Louisiana-Pacific Corp	1,100	28,545
MeadWestvaco Corp	10,300	328,570
Weyerhaeuser Co	4,300	285,864

		678,929

TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 1.2%
ALLTEL Corp	900	49,419
BellSouth Corp	7,600	206,112
CenturyTel, Inc	400	13,696
Citizens Communications Co	3,200	42,848
Covad Communications Group, Inc	434	729
SBC Communications, Inc	14,700	381,465
Verizon Communications, Inc	16,275	640,910

		1,335,179

Wireless Telecommunications Services 2.1%
American Tower Systems Corp., Class A *	40,610	623,363
AT&T Wireless Services, Inc. *	13,800	203,964
Crown Castle International Corp. *	35,070	521,842
Nextel Communications, Inc., Class A *	3,500	83,440

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunications Services continued
SpectraSite, Inc. *	10,940	$508,710
Western Wireless Corp., Class A *	15,000	385,650

		2,326,969

UTILITIES 1.2%
Electric Utilities 0.9%
American Electric Power Co., Inc	200	6,392
Cinergy Corp	5,100	201,960
Edison International	900	23,859
Exelon Corp	1,600	58,704
FirstEnergy Corp	10,000	410,800
FPL Group, Inc	5,000	341,600
Progress Energy, Inc	2,800	448
Wisconsin Energy Corp	100	3,190

		1,046,953

Multi-Utilities & Unregulated Power 0.3%
Aquila, Inc	59,400	185,328
Constellation Energy Group, Inc	300	11,952
Duke Energy Corp	6,450	147,640

		344,920

Total Common Stocks (cost $99,177,344)		112,216,431

SHORT-TERM INVESTMENTS 0.4%
MUTUAL FUND SHARES 0.4%
Evergreen Institutional U.S. Government Money Market Fund ø
(cost $403,209)	403,209	403,209

Total Investments (cost $99,580,553) 100.0%		112,619,640
Other Assets and Liabilities 0.0%		41,969

Net Assets 100.0%		$112,661,609

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

The following table showsthe percent of total long-term investments by sector as of September 30, 2004:

Health Care	18.2%	Energy	7.3%
Information Technology	17.0%	Consumer Staples	6.6%
Financials	15.6%	Materials	4.7%
Consumer Discretionary	14.4%	Telecommunication Services	3.3%
Industrials	11.7%	Utilities	1.2%

			100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004

Assets
Investments in securities, at value (cost $99,580,553)	$112,619,640
Receivable for securities sold	772,916
Receivable for Fund shares sold	10,071
Dividends receivable	88,291
Prepaid expenses and other assets	9,907

Total assets	113,500,825

Liabilities
Payable for securities purchased	485,552
Payable for Fund shares redeemed	303,313
Advisory fee payable	1,108
Distribution Plan expenses payable	2,049
Due to other related parties	2,579
Accrued expenses and other liabilities	44,615

Total liabilities	839,216

Net assets	$112,661,609

Net assets represented by
Paid-in capital	$187,805,954
Undistributed net investment loss	(4,859)
Accumulated net realized losses on securities and foreign currency related transactions	(88,178,742)
Net unrealized gains on securities and foreign currency related transactions	13,039,256

Total net assets	$112,661,609

Net assets consists of
Class A	$52,556,082
Class B	55,185,678
Class C	4,117,805
Class I	802,044

Total net assets	$112,661,609

Shares outstanding
Class A	6,607,199
Class B	7,248,488
Class C	541,674
Class I	99,335

Net asset value per share
Class A	$7.95
Class A - Offering price (based on sales charge of 5.75%)	$8.44
Class B	$7.61
Class C	$7.60
Class I	$8.07

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended September 30, 2004

Investment income
Dividends (net of foreign withholding taxes of $1,513)	$1,418,972

Expenses
Advisory fee	968,585
Distribution Plan expenses
Class A	174,442
Class B	618,387
Class C	48,222
Administrative services fee	125,707
Transfer agent fees	733,622
Trustees' fees and expenses	5,004
Printing and postage expenses	50,820
Custodian and accounting fees	32,638
Registration and filing fees	41,456
Professional fees	22,241
Other	15,070

Total expenses	2,836,194
Less: Expense reductions	(440)
Fee waivers and expense reimbursements	(180,393)

Net expenses	2,655,361

Net investment loss	(1,236,389)

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	20,434,771
Foreign currency related transactions	(825)

Net realized gains on securities and foreign currency related transactions	20,433,946
Net change in unrealized gains or losses on securities and
foreign currency related transactions	(2,961,337)

Net realized and unrealized gains or losses on securities and
foreign currency related transactions	17,472,609

Net increase in net assets resulting from operations	$16,236,220

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2004		2003

Operations
Net investment loss		$ (1,236,389)		$ (1,563,999)
Net realized gains or losses on securities
and foreign currency related transactions		20,433,946		(6,933,342)
Net change in unrealized gains or losses
on securities and foreign currency
related transactions		(2,961,337)		32,726,505

Net increase in net assets resulting from
operations		16,236,220		24,229,164

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	162,349	1,277,724	320,527	1,986,602
Class B	225,276	1,703,612	425,076	2,567,987
Class C	46,392	347,829	47,115	288,724
Class I	60,329	484,973	60,744	402,152

		3,814,138		5,245,465

Automatic conversion of Class B shares
to Class A shares
Class A	161,063	1,271,240	144,055	895,756
Class B	(167,785)	(1,271,240)	(148,911)	(895,756)

		0		0

Payment for shares redeemed
Class A	(1,982,349)	(15,574,191)	(2,280,583)	(14,134,466)
Class B	(1,742,998)	(13,181,577)	(2,038,516)	(12,089,707)
Class C	(240,858)	(1,837,188)	(393,599)	(2,389,364)
Class I	(69,344)	(547,515)	(57,578)	(375,047)

		(31,140,471)		(28,988,584)

Net decrease in net assets resulting
from capital share transactions		(27,326,333)		(23,743,119)

Total increase (decrease) in
net assets		(11,090,113)		486,045
Net assets
Beginning of period		123,751,722		123,265,677

End of period		$ 112,661,609		$ 123,751,722

Undistributed net investment loss		$ (4,859)		$ (4,210)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Masters Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge, but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated

NOTES TO FINANCIAL STATEMENTS continued

in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.45% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.87% of the Fund's average daily net assets.

MFS Institutional Advisors, Inc. and OppenheimerFunds, Inc. are investment sub-advisors to the Fund. Subject to the supervision of EIMC, each investment sub-advisor manages a segment of the Fund's portfolio in accordance with the Fund's investment objective and policies. Each investment sub-advisor is paid by EIMC for its services to the Fund.

NOTES TO FINANCIAL STATEMENTS continued

Prior to November 3, 2003, Marsico Capital Management, LLC also served as an investment sub-advisor to the Fund. EIMC currently manages the segment of the Fund's portfolio that Marsico Capital Management, LLC previously managed. The advisory fee paid to EIMC was unaffected by this change.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended September 30, 2004, EIMC waived its fee in the amount of $179,728 and reimbursed expenses relating to Class A shares in the amount of $665 which represents 0.14% of the Fund's average daily net assets and 0.00% of the average daily net assets of Class A shares, respectively. As of September 30, 2004 the Fund has $179,728 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2004, the transfer agent fees were equivalent to an annual rate of 0.58% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2004, the Fund paid brokerage commissions of $52,193 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended September 30, 2004, EIS received $850 from the sale of Class A shares and $49,409 and $134 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $124,814,943 and $151,413,186, respectively, for the year ended September 30, 2004.

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $101,088,723. The gross unrealized appreciation and depreciation on securities based on tax cost was $15,675,199 and $4,144,282, respectively, with a net unrealized appreciation of $11,530,917.

As of September 30, 2004, the Fund had $86,670,403 in capital loss carryovers for federal income tax purposes with $10,340,935 expiring in 2010 and $76,329,468 expiring in 2011.

For income tax purposes, currency losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2004, the Fund incurred and will elect to defer post-October currency losses of $669.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Loss	Appreciation	Carryover

$4,859	$11,530,917	$86,670,403

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended September 30, 2004 the Fund had no borrowings under this agreement.

11. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account.

NOTES TO FINANCIAL STATEMENTS continued

Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Masters Fund, a series of Evergreen Equity Trust, as of September 30, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004 by correspondence with the custodian. As to the securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Masters Fund, as of September 30, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
November 12, 2004

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer, Senior Vice President and Director of
Chief Compliance Officer	Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With over $247 billion in assets under management as of September 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

563829 rv2 11/2004

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

563829 rv2 11/2004

Evergreen

OMEGA FUND

Annual Report
as of September 30, 2004

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2004

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Omega Fund, which covers the twelve-month period ended September 30, 2004.

The investment period began on the heels of a dramatic turnaround in the equity markets. The war in Iraq and the changes in the tax laws had already been priced into the markets, and the previous upward momentum was likely susceptible to disappointment. At this juncture, our Investment Strategy Committee and our equity analysts had to make a determination: were the fundamentals supportive of continued growth in equities, or was the recent market action simply a technical move, justifying a reduction in equity allocations? After careful thought and spirited debate, we decided that the fundamentals were solid enough to support further gains in corporate profit growth, likely spurring on the equity markets further in the year ahead.

The passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003 was critical to our belief in the sustainability of the expansion. The addition of capital investment as a pillar of the economic recovery not only took the pressure off the U.S. consumer, but it also provided longer-term support for growth. Indeed, economic and profit growth remained solid for the balance of 2003 and into 2004. Gross Domestic Product (GDP) expanded in the range of 6% in the latter half of 2003, followed by 4% growth for the economy in the first quarter of the new-year. Strengthened balance sheets and improved operating leverage on corporate income

1

LETTER TO SHAREHOLDERS continued

statements enabled this economic growth to translate into solid earnings gains of approximately 20% through the first half of 2004. Given the backdrop of the lowest interest rates in four decades, the major market indexes managed to climb higher into the first quarter of 2004 on these fundamental strengths.

Yet these fundamentals were simply not enough to prolong the twelve-month gains in equities through March 2004. The combination of geopolitical tensions, negative news from Iraq, terrorist threats, uncertainty about the presidential election, and potentially tighter monetary policy managed to dampen market sentiment. In addition, surging energy prices raised concerns about inflation, corporate profits, and personal consumption. As a result, a volatile period within a tight trading range ensued for the balance of the investment period.

We remind investors that a condition of economic recoveries is the transition from surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear this summer as second quarter GDP growth moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Consequently, the pace of growth in corporate profits has also moderated in recent months.

In this environment, we continue to recommend a diversified approach for equity portfolios relative to style, market capitalization, and region. To combat the frequent bouts of uncertainty and the associated volatility, our equity teams maintain an intense focus on the disciplines of their investment strategies, emphasizing economic and corporate fundamentals. Though fear may periodically dominate

2

LETTER TO SHAREHOLDERS continued

market sentiment over the short-term, we remain confident in our approach emphasizing solid fundamentals for successful long-term investing.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/ AnnualUpdates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of September 30, 2004

MANAGEMENT TEAM

Maureen E. Cullinane, CFA
Large Cap Core Growth Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/29/1968

	Class A	Class B	Class C	Class I	Class R
Class inception date	4/29/1968	8/2/1993	8/2/1993	1/13/1997	10/10/2003

Nasdaq symbol	EKOAX	EKOBX	EKOCX	EOMYX	EKORX

Average annual return*

1-year with sales charge	2.86%	3.40%	7.43%	N/A	N/A

1-year w/o sales charge	9.16%	8.40%	8.43%	9.53%	9.02%

5-year	-2.54%	-2.46%	-2.09%	-1.11%	-1.40%

10-year	8.88%	8.67%	8.67%	9.73%	9.51%

* Adjusted for maximum applicablesales charge,unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Classes I and R are not subject to sales charges. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C, I and R prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C, I and R have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B, C and R would have been lower while returns for Class I would have been higher.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Omega Fund Class A shares, versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 9.16% for the twelve-month period ended September 30, 2004, excluding any applicable sales charges. During the same period, the Russell 1000 Growth Index (Russell 1000 Growth) returned 7.51% .

Although the fiscal year began favorably, in general it was not a good period for growth stocks, which underperformed lower-priced value stocks. For most of the latter part of the fiscal period, stock prices moved lower amid concerns about high oil prices, the threat of terrorism and political uncertainty created by the presidential election campaign. In addition, domestic job growth was disappointing and many investors worried about the strength of the economic recovery. In this environment, we overweighted our investments in the energy sector to take advantage of opportunities created by the rising commodity prices. We also emphasized more economically sensitive areas such as consumer discretionary, industrials and materials, while deemphasizing consumer staples stocks, whose valuations appeared expensive in view of their growth potential. While we have historically emphasized the information technology and health care sectors to take advantage of long-term trends, we underweighted those areas slightly. Within technology, we have concentrated on relatively large positions in industry-leading companies with long-term records of consistent earnings growth. Within health care, we generally avoided the large pharmaceutical companies, emphasizing growth stocks in the medical services and medical devices industries.

The overweight in energy stocks helped the fund substantially, relative to the index. Apache Corp., a leader in exploration and production, was a significant contributor to performance. In health care, our de-emphasis of the major drug companies and our focus on equipment companies such as Stryker, which specializes in the development and production of surgical devices and orthopedic implants, also added to returns. In the materials sector, Georgia Gulf, a leading producer of polyvinyl chloride (PVC), was a strong contributor. Other individual stocks that appreciated significantly included: coal miner Massey Energy; QUALCOMM, whose CDMA technology has a dominant position in wireless phone service; and Zebra Technologies, a leader in developing new bar-coding technology. The underweight in consumer staples also aided performance, relative to the index.

Investments that detracted from performance included generic drug manufacturers, most notably Par Pharmaceuticals, which were affected by increased competition and more aggressive price discounts. Monster Worldwide fell because of heavy competition in the on-line job placement group. Within the information technology sector, software companies BEA Systems and Citrix Systems both declined and held back overall performance.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of September 30, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2004	9/30/2004	Period*

Actual
Class A	$1,000.00	$ 941.85	$ 7.23
Class B	$1,000.00	$ 938.67	$ 10.57
Class C	$1,000.00	$ 938.84	$ 10.57
Class I	$1,000.00	$ 943.64	$ 5.78
Class R	$1,000.00	$ 941.01	$ 8.44
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,017.55	$ 7.52
Class B	$1,000.00	$1,014.10	$ 10.98
Class C	$1,000.00	$1,014.10	$ 10.98
Class I	$1,000.00	$1,019.05	$ 6.01
Class R	$1,000.00	$1,016.30	$ 8.77

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.49% for Class A, 2.18% for Class B, 2.18% for Class C, 1.19% for Class I and 1.74% for
Class R), multiplied by the average account value over the period, multiplied by 183 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS A	2004	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$ 21.07	$ 16.69	$ 20.43	$ 38.93	$ 26.82

Income from investment operations
Net investment loss	(0.22)	(0.20)	(0.20)	(0.19)	(0.22)
Net realized and unrealized gains or losses on securities	2.15	4.58	(3.54)	(16.67)	13.32

Total from investment operations	1.93	4.38	(3.74)	(16.86)	13.10

Distributions to shareholders from

Net realized gains	0	0	0	(1.64)	(0.99)

Net asset value, end of period	$ 23.00	$ 21.07	$ 16.69	$ 20.43	$ 38.93

Total return [2]	9.16%	26.24%	(18.31%)	(44.67%)	49.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$485,315	$441,808	$374,196	$504,419	$865,958
Ratios to average net assets
Expenses [3]	1.49%	1.67%	1.52%	1.31%	1.18%
Net investment loss	(0.92%)	(1.11%)	(0.97%)	(0.74%)	(0.59%)
Portfolio turnover rate	159%	206%	170%	198%	152%

1 Net investment loss per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS B	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$ 18.92	$ 15.10	$ 18.62	$ 35.92	$ 24.99

Income from investment operations
Net investment loss	(0.34)	(0.30)	(0.33)	(0.36)	(0.46)
Net realized and unrealized gains or losses on securities	1.93	4.12	(3.19)	(15.30)	12.38

Total from investment operations	1.59	3.82	(3.52)	(15.66)	11.92

Distributions to shareholders from
Net realized gains	0	0	0	(1.64)	(0.99)

Net asset value, end of period	$ 20.51	$ 18.92	$ 15.10	$ 18.62	$ 35.92

Total return [2]	8.40%	25.30%	(18.90%)	(45.09%)	48.72%

Ratios and supplemental data
Net assets, end of period (thousands)	$542,897	$578,129	$535,527	$778,976	$1,349,647
Ratios to average net assets
Expenses [3]	2.19%	2.39%	2.27%	2.06%	1.94%
Net investment loss	(1.62%)	(1.83%)	(1.73%)	(1.49%)	(1.35%)
Portfolio turnover rate	159%	206%	170%	198%	152%

1 Net investment loss per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS C	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$ 18.97	$ 15.14	$ 18.67	$ 36.01	$ 25.05

Income from investment operations
Net investment loss	(0.34)	(0.30)	(0.33)	(0.36)	(0.47)
Net realized and unrealized gains or losses on securities	1.94	4.13	(3.20)	(15.34)	12.42

Total from investment operations	1.60	3.83	(3.53)	(15.70)	11.95

Distributions to shareholders from
Net realized gains	0	0	0	(1.64)	(0.99)

Net asset value, end of period	$ 20.57	$ 18.97	$ 15.14	$ 18.67	$ 36.01

Total return [2]	8.43%	25.30%	(18.91%)	(45.09%)	48.73%

Ratios and supplemental data
Net assets, end of period (thousands)	$128,964	$133,551	$126,367	$189,191	$285,022
Ratios to average net assets
Expenses [3]	2.19%	2.39%	2.27%	2.07%	1.95%
Net investment loss	(1.62%)	(1.83%)	(1.73%)	(1.49%)	(1.37%)
Portfolio turnover rate	159%	206%	170%	198%	152%

1 Net investment loss per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS I [1]	2004	2003 [2]	2002 [2]	2001 [2]	2000 [2]

Net asset value, beginning of period	$ 21.40	$ 16.91	$ 20.65	$ 39.23	$ 26.96

Income from investment operations
Net investment loss	(0.15)	(0.16)	(0.15)	(0.13)	(0.13)
Net realized and unrealized gains or losses on securities	2.19	4.65	(3.59)	(16.81)	13.39

Total from investment operations	2.04	4.49	(3.74)	(16.94)	13.26

Distributions to shareholders from
Net realized gains	0	0	0	(1.64)	(0.99)

Net asset value, end of period	$ 23.44	$ 21.40	$ 16.91	$ 20.65	$ 39.23

Total return	9.53%	26.55%	(18.11%)	(44.53%)	50.17%

Ratios and supplemental data
Net assets, end of period (thousands)	$15,127	$13,913	$11,519	$14,151	$23,520
Ratios to average net assets
Expenses [3]	1.19%	1.39%	1.28%	1.06%	0.94%
Net investment loss	(0.62%)	(0.83%)	(0.72%)	(0.49%)	(0.36%)
Portfolio turnover rate	159%	206%	170%	198%	152%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Net investment loss per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
September 30,
CLASS R	2004 [1,2]

Net asset value, beginning of period	$22.31

Income from investment operations
Net investment loss	(0.22)
Net realized and unrealized gains or losses on securities	0.88

Total from investment operations	0.66

Net asset value, end of period	$22.97

Total return	2.96%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 7
Ratios to average net assets
Expenses [3]	1.64% [4]
Net investment loss	(1.00%) [4]
Portfolio turnover rate	159%

1 Net investment loss per share is based on average shares outstanding during the period.

2 For the period from October 10, 2003 (commencem ent of class operations), to September 30, 2004.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

September 30, 2004

	Shares	Value

COMMON STOCKS 96.6%
CONSUMER DISCRETIONARY 12.9%
Auto Components 0.5%
Autoliv, Inc	145,000	$5,858,000

Hotels, Restaurants & Leisure 2.5%
International Game Technology	190,000	6,830,500
Starbucks Corp. *	500,000	22,730,000

		29,560,500

Household Durables 1.6%
Pulte Homes, Inc	300,000	18,411,000

Internet & Catalog Retail 4.3%
Amazon.com, Inc. *	412,800	16,867,008
eBay, Inc. *	370,000	34,017,800

		50,884,808

Specialty Retail 2.5%
Best Buy Co., Inc	340,000	18,441,600
Chico's FAS, Inc. * (p)	315,000	10,773,000

		29,214,600

Textiles, Apparel & Luxury Goods 1.5%
Coach, Inc. *	410,000	17,392,200

CONSUMER STAPLES 3.1%
Beverages 0.8%
PepsiCo, Inc	180,000	8,757,000

Food & Staples Retailing 1.3%
CVS Corp	360,000	15,166,800

Food Products 1.0%
McCormick & Co., Inc	350,000	12,019,000

ENERGY 7.8%
Energy Equipment & Services 1.9%
Rowan Companies, Inc. * (p)	465,000	12,276,000
Weatherford International, Ltd. * (p)	190,000	9,693,800

		21,969,800

Oil & Gas 5.9%
Apache Corp	568,000	28,462,480
Burlington Resources, Inc	625,000	25,500,000
XTO Energy, Inc	477,800	15,518,944

		69,481,424

FINANCIALS 7.5%
Capital Markets 2.7%
Ameritrade Holding Corp. *	1,000,000	12,010,000
Investors Financial Services Corp. (p)	425,000	19,180,250

		31,190,250

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 1.6%
American Express Co	355,000	$18,268,300

Diversified Financial Services 2.0%
Chicago Mercantile Exchange Holdings, Inc. (p)	145,000	23,388,500

Insurance 1.2%
American International Group, Inc	215,000	14,617,850

HEALTH CARE 20.6%
Biotechnology 2.4%
Amgen, Inc. *	155,000	8,785,400
Biogen Idec, Inc. *	205,000	12,539,850
Genentech, Inc. *	140,000	7,338,800

		28,664,050

Health Care Equipment & Supplies 9.0%
Alcon, Inc	170,000	13,634,000
Cooper Companies, Inc. (p)	195,000	13,367,250
Medtronic, Inc	479,001	24,860,152
Millipore Corp. *	330,000	15,790,500
St. Jude Medical, Inc. *	260,000	19,570,200
Stryker Corp	370,000	17,789,600

		105,011,702

Health Care Providers & Services 4.7%
Aetna, Inc	295,000	29,479,350
Caremark Rx, Inc. *	800,000	25,656,000

		55,135,350

Pharmaceuticals 4.5%
Eli Lilly & Co	115,000	6,905,750
Medicis Pharmaceutical Corp., Class A (p)	420,000	16,396,800
Mylan Laboratories, Inc. (p)	550,000	9,900,000
Schering-Plough Corp	525,000	10,006,500
Sepracor, Inc. * (p)	200,000	9,756,000

		52,965,050

INDUSTRIALS 14.0%
Aerospace & Defense 1.7%
Lockheed Martin Corp	370,000	20,638,600

Building Products 1.3%
Masco Corp	445,000	15,365,850

Commercial Services & Supplies 1.5%
Cendant Corp	799,729	17,274,146

Electrical Equipment 1.9%
Cooper Industries, Ltd., Class A	370,000	21,830,000

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 4.6%
General Electric Co	1,065,000	$35,762,700
Tyco International, Ltd	580,000	17,782,800

		53,545,500

Machinery 1.0%
Deere & Co	180,000	11,619,000

Trading Companies & Distributors 2.0%
Fastenal Co. (p)	410,000	23,616,000

INFORMATION TECHNOLOGY 25.7%
Communications Equipment 8.1%
Cisco Systems, Inc. *	1,052,282	19,046,304
Corning, Inc. *	2,245,000	24,874,600
Motorola, Inc	1,155,000	20,836,200
QUALCOMM, Inc	790,000	30,841,600

		95,598,704

Computers & Peripherals 2.5%
Dell, Inc. *	490,000	17,444,000
palmOne, Inc. (p) *	390,000	11,871,600

		29,315,600

Internet Software & Services 3.7%
SINA Corp. * (p)	275,000	7,009,750
VeriSign, Inc. * (p)	1,020,000	20,277,600
Yahoo!, Inc. *	470,000	15,937,700

		43,225,050

IT Services 3.2%
Affiliated Computer Services, Inc., Class A * (p)	340,000	18,927,800
Cognizant Technology Solutions Corp., Class A * (p)	620,000	18,916,200

		37,844,000

Office Electronics 2.3%
Zebra Technologies Corp., Class A *	442,500	26,996,925

Semiconductors & Semiconductor Equipment 1.4%
Intel Corp	801,195	16,071,972

Software 4.5%
Intuit, Inc. *	350,000	15,890,000
Microsoft Corp	1,316,186	36,392,543

		52,282,543

MATERIALS 5.0%
Chemicals 2.7%
Air Products & Chemicals, Inc	250,000	13,595,000
Georgia Gulf Corp	415,000	18,504,850

		32,099,850

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 2.3%
GrafTech International, Ltd. * (p)	750,000	$10,462,500
Massey Energy Co. (p)	578,600	16,738,898

		27,201,398

Total Common Stocks (cost $984,915,811)		1,132,481,322

SHORT-TERM INVESTMENTS 12.0%
MUTUAL FUND SHARES 12.0%
Evergreen Institutional U.S. Government Money Market Fund ø	41,817,863	41,817,863
Navigator Prime Portfolio (pp)	98,819,134	98,819,134

Total Short-Term Investments (cost $140,636,997)		140,636,997

Total Investments (cost $1,125,552,808) 108.6%		1,273,118,319
Other Assets and Liabilities (8.6%)		(100,808,243)

Net Assets 100.0%		$1,172,310,076

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of September 30, 2004:

Information Technology	26.6%
Health Care	21.3%
Industrials	14.5%
Consumer Discretionary	13.4%
Energy	8.1%
Financials	7.7%
Materials	5.2%
Consumer Staples	3.2%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004

Assets
Investments in securities, at value (cost $1,125,552,808) including $96,190,130 of
securities loaned	$1,273,118,319
Receivable for securities sold	14,859,774
Receivable for Fund shares sold	752,202
Dividends receivable	724,425
Receivable for securities lending income	9,255
Prepaid expenses and other assets	30,681

Total assets	1,289,494,656

Liabilities
Payable for securities purchased	15,545,086
Payable for Fund shares redeemed	2,593,337
Payable for securities on loan	98,819,134
Advisory fee payable	16,098
Distribution Plan expenses payable	22,296
Due to other related parties	23,300
Accrued expenses and other liabilities	165,329

Total liabilities	117,184,580

Net assets	$1,172,310,076

Net assets represented by
Paid-in capital	$1,756,188,833
Undistributed net investment loss	(22,008)
Accumulated net realized losses on securities	(731,422,260)
Net unrealized gains on securities	147,565,511

Total net assets	$1,172,310,076

Net assets consists of
Class A	$485,314,957
Class B	542,896,577
Class C	128,963,949
Class I	15,127,220
Class R	7,373

Total net assets	$1,172,310,076

Shares outstanding
Class A	21,099,020
Class B	26,464,366
Class C	6,270,576
Class I	645,309
Class R	321

Net asset value per share
Class A	$23.00
Class A - Offering price (based on sales charge of 5.75%)	$24.40
Class B	$20.51
Class C	$20.57
Class I	$23.44
Class R	$22.97

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended September 30, 2004 (a)

Investment income
Dividends (net of foreign withholding taxes of $24,541)	$7,229,094

Expenses
Advisory fee	6,732,511
Distribution Plan expenses
Class A	1,491,047
Class B	6,041,405
Class C	1,439,086
Class R	5
Administrative services fee	1,260,119
Transfer agent fees	6,668,073
Trustees' fees and expenses	16,701
Printing and postage expenses	155,852
Custodian and accounting fees	328,460
Registration and filing fees	46,458
Professional fees	28,273
Other	50,291

Total expenses	24,258,281
Less: Expense reductions	(5,167)
Fee waivers and expense reimbursements	(253,697)

Net expenses	23,999,417

Net investment loss	(16,770,323)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	166,447,887
Net change in unrealized gains or losses on securities	(47,762,990)

Net realized and unrealized gains or losses on securities	118,684,897

Net increase in net assets resulting from operations	$101,914,574

(a) For Class R shares, for the period from October 10, 2003 (commencement of class operations), to September30, 2004.

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

		Year Ended September 30,

	2004 (a)		2003

Operations
Net investment loss		$(16,770,323)		$(16,668,558)
Net realized gains or losses on
securities		166,447,887		(52,067,159)
Net change in unrealized gains or
losses on securities		(47,762,990)		312,308,602

Net increase in net assets resulting
from operations		101,914,574		243,572,885

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,229,819	76,200,679	3,602,842	64,935,209
Class B	2,097,134	44,149,409	2,477,899	41,387,377
Class C	999,941	21,052,376	957,942	16,359,764
Class I	217,868	5,200,403	228,479	4,417,342
Class R	321	7,218	0	0

		146,610,085		127,099,692

Automatic conversion of Class B
shares to Class A shares
Class A	1,192,104	28,047,678	990,396	17,786,363
Class B	(1,331,927)	(28,047,678)	(1,098,577)	(17,786,363)

		0		0

Payment for shares redeemed
Class A	(4,295,302)	(100,038,574)	(6,037,329)	(107,983,043)
Class B	(4,856,350)	(101,226,479)	(6,291,429)	(101,228,350)
Class C	(1,769,951)	(37,076,023)	(2,265,045)	(36,894,854)
Class I	(222,565)	(5,274,597)	(259,650)	(4,775,752)

		(243,615,673)		(250,881,999)

Net decrease in net assets resulting
from capital share transactions		(97,005,588)		(123,782,307)

Total increase in net assets		4,908,986		119,790,578
Net assets
Beginning of period		1,167,401,090		1,047,610,512

End of period		$1,172,310,076		$1,167,401,090

Undistributed net investment loss		$(22,008)		$(19,613)

(a) For Class R shares, for the period from October 10, 2003 (commencement of class operations), to September 30, 2004.

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Omega Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Class R and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

19

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.41% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended September 30, 2004, EIMC waived its fee in the amount of $245,946 and reimbursed expenses relating to Class A shares in the amount of $7,751 which represents 0.02% of the Fund's average daily net assets and 0.00% of the average daily net assets of Class A shares, respectively. As of September 30, 2004, the Fund has $245,946 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equip-

20

NOTES TO FINANCIAL STATEMENTS continued

ment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2004, the transfer agent fees were equivalent to an annual rate of 0.53% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2004 the Fund paid brokerage commissions of $1,151,134 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended September 30, 2004, EIS received $34,325 from the sale of Class A shares and $2,494, $614,523 and $7,403 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,947,646,664 and $2,026,470,968, respectively, for the year ended September 30, 2004.

During the year ended September 30, 2004, the Fund loaned securities to certain brokers. At September 30, 2004, the value of securities on loan and the value of collateral amounted to $96,190,130 and $98,819,134, respectively. During the year ended September 30, 2004, the Fund earned $125,147 in income from securities lending which is included in dividend income on the Statement of Operations.

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $1,134,629,508. The gross unrealized appreciation and depreciation on securities based on tax cost was $149,846,581 and $11,357,770, respectively, with a net unrealized appreciation of $138,488,811.

21

NOTES TO FINANCIAL STATEMENTS continued

As of September 30, 2004, the Fund had $722,345,560 in capital loss carryovers for federal income tax purposes with $259,350 expiring in 2009, $522,665,183 expiring in 2010 and $199,421,027 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Loss	Appreciation	Carryover

$22,008	$138,488,811	$722,345,560

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended September 30, 2004, the Fund had no borrowings under this agreement.

22

NOTES TO FINANCIAL STATEMENTS continued

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

23

NOTES TO FINANCIAL STATEMENTS continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Omega Fund, a series of Evergreen Equity Trust, as of September 30, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004 by correspondence with the custodian. As to the securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Omega Fund, as of September 30, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
November 12, 2004

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer, Senior Vice President and Director of
Chief Compliance Officer	Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

563830 rv2 11/2004

Evergreen

LARGE CAP EQUITY FUND

Annual Report
as of September 30, 2004

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
30	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
31	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Large Cap Equity Fund, which covers the twelve-month period ended September 30, 2004.

The investment period began on the heels of a dramatic turnaround in the equity markets. The war in Iraq and the changes in the tax laws had already been priced into the markets, and the previous upward momentum was likely susceptible to disappointment. At this juncture, our Investment Strategy Committee and our equity analysts had to make a determination: were the fundamentals supportive of continued growth in equities, or was the recent market action simply a technical move, justifying a reduction in equity allocations? After careful thought and spirited debate, we decided that the fundamentals were solid enough to support further gains in corporate profit growth, likely spurring on the equity markets further in the year ahead.

The passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003 was critical to our belief in the sustainability of the expansion. The addition of capital investment as a pillar of the economic recovery not only took the pressure off the U.S. consumer, but it also provided longer-term support for growth. Indeed, economic and profit growth remained solid for the balance of 2003 and into 2004. Gross Domestic Product (GDP) expanded in the range of 6% in the latter half of 2003, followed by 4% growth for the economy in the first quarter of the new-year. Strengthened balance sheets and improved operating leverage on corporate income

1

LETTER TO SHAREHOLDERS continued

statements enabled this economic growth to translate into solid earnings gains of approximately 20% through the first half of 2004. Given the backdrop of the lowest interest rates in four decades, the major market indexes managed to climb higher into the first quarter of 2004 on these fundamental strengths.

Yet these fundamentals were simply not enough to prolong the twelve-month gains in equities through March 2004. The combination of geopolitical tensions, negative news from Iraq, terrorist threats, uncertainty about the presidential election, and potentially tighter monetary policy managed to dampen market sentiment. In addition, surging energy prices raised concerns about inflation, corporate profits, and personal consumption. As a result, a volatile period within a tight trading range ensued for the balance of the investment period.

We remind investors that a condition of economic recoveries is the transition from surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear this summer as second quarter GDP growth moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Consequently, the pace of growth in corporate profits has also moderated in recent months.

In this environment, we continue to recommend a diversified approach for equity portfolios relative to style, market capitalization, and region. To combat the frequent bouts of uncertainty and the associated volatility, our equity teams maintain an intense focus on the disciplines of their investment strategies, emphasizing economic and corporate fundamentals. Though fear may periodically dominate

2

LETTER TO SHAREHOLDERS continued

market sentiment over the short-term, we remain confident in our approach emphasizing solid fundamentals for successful long-term investing.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/ AnnualUpdates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of September 30, 2004

MANAGEMENT TEAM

William E. Zieff Global Structured Products Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 2/28/1990

	Class A	Class B	Class C	Class I	Class IS
Class inception date	2/28/1990	11/7/1997	6/30/1999	2/21/1995	6/30/2000

Nasdaq symbol	EVSAX	EVSBX	EVSTX	EVSYX	EVSSX

Average annual return*

1-year with sales charge	7.57%	8.34%	12.27%	N/A	N/A

1-year w/o sales charge	14.16%	13.34%	13.27%	14.40%	14.23%

5-year	-2.97%	-2.86%	-2.56%	-1.58%	-1.81%

10-year	8.43%	7.57%	8.64%	9.31%	9.08%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Classes I and IS are not subject to sales charges. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C, I and IS prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C, I and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Classes I and IS would have been higher. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Large Cap Equity Fund Class A shares, versus a similar investment in the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 14.16% for the twelve-month period ended September 30, 2004, excluding any applicable sales charges. During the same period, the Standard & Poor's 500 Index (S&P 500) returned 13.87%.

Equity values surged early in the 12-month period ended September 30, 2004, due to a favorable investment environment highlighted by robust economic growth, strong earnings gains, low interest rates, and mild inflation. The rapid economic activity was driven by both business investment in equipment, software, and inventories and personal consumption. The employment picture staged a turnaround as the economy began adding jobs after a sustained period of job losses and underemployment. Despite the evidence of a rapidly expanding economy, the improving labor market, and declining deflationary fears, the Federal Reserve maintained its highly stimulative monetary policy by leaving its benchmark short-term U.S. interest rate at 1%, a 45-year low for the first half of the fiscal year. While economic and corporate earnings growth remained strong and the employment situation continued to improve as we entered 2004, equities realized only modest gains in the subsequent months. In the latter months of the fiscal year, investors were concerned that increasing inflationary pressures resulting from surging raw materials and energy prices would force the Federal Reserve to raise interest rates. In fact, the Fed raised interest rates by one-quarter of one percent in June, and twice more-by the same amount-before the end of the fiscal year. Equity prices declined somewhat during the summer months as a result of a combination of the Fed's actions, a moderating economic and earnings environment, high energy prices, and continued geopolitical concerns.

The fund uses a diversified core strategy, combining both value and growth styles in selecting from an expanded large capitalization universe. The investment approach relies largely on bottom-up, quantitative analysis for security selection. Traditional fundamental analysis is used to ensure the quantitative measures are relevant and to include assessments of important factors that may be difficult to quantify. The strategy is built upon a strong risk-management discipline.

Overall, stock selection added positively to performance relative to the index during the period, led by selections within financials and consumer staples. The majority of outperformance in financials came from positive stock selection in banks, specifically the decisions to overweight Countrywide Financial and Sovereign Bank. Overweight positions in diversified financial companies, Bear Stearns Companies and Capital One Financial, also added positively. In the consumer staples sector, decisions to overweight CVS Corp. and Avon Products contributed most to the performance. In terms of sector allocation, the decision to moderately overweight materials added most to performance as the sector outperformed the broader market as raw materials prices soared.

Stock selection decisions in the information technology and telecommunications services sectors negatively affected performance. Within technology hardware & equipment, overweight positions in Sanmina-SCI Corp. and UTStarcom had the largest negative impact. Overweight positions in Texas Instruments and Xilinx detracted most from performance in the semiconductor industry. In the telecommunication services sector, an overweight position in AT&T contributed most to the underperformance in that sector. A slight underweight in energy stocks during the period detracted modestly from performance as the sector benefited from record high oil prices.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investment Management Company, LLC. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

All data is as of September 30, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

The example illustrates your fund's costs in two ways:

  Actual expenses
  The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses PaidDuring Period" to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2004	9/30/2004	Period*

Actual
Class A	$ 1,000.00	$993.66	$ 5.58
Class B	$ 1,000.00	$990.18	$ 9.06
Class C	$ 1,000.00	$990.35	$ 9.06
Class I	$ 1,000.00	$995.20	$ 4.09
Class IS	$ 1,000.00	$994.63	$ 5.34
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$1,019.40	$ 5.65
Class B	$ 1,000.00	$1,015.90	$ 9.17
Class C	$ 1,000.00	$1,015.90	$ 9.17
Class I	$ 1,000.00	$1,020.90	$ 4.14
Class IS	$ 1,000.00	$1,019.65	$ 5.40

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.12% for Class A, 1.82% for Class B, 1.82% for Class C, 0.82% for Class I and 1.07% for Class IS), multiplied by the average account value over the period, multiplied by 183 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS A	2004	2003 [1]	2002 [1]	2001 [1]	2000

Net asset value, beginning of period	$ 11.93	$ 9.70	$ 12.23	$ 17.69	$ 20.06

Income from investment operations
Net investment income (loss)	0.07	0.05	0.07	0.04	(0.01)
Net realized and unrealized gains or losse s on securities and futures contracts	1.62	2.23	(2.53)	(4.81)	2.47

Total from investment operations	1.69	2.28	(2.46)	(4.77)	2.46

Distributions to shareholders from
Net investment income	(0.06)	(0.05)	(0.07)	(0.04)	0
Net realized gains	0	0	0	(0.65)	(4.83)

Total distributions to shareholders	(0.06)	(0.05)	(0.07)	(0.69)	(4.83)

Net asset value, end of period	$ 13.56	$ 11.93	$ 9.70	$ 12.23	$ 17.69

Total return [2]	14.16%	23.61%	(20.25%)	(27.82%)	12.31%

Ratios and supplemental data
Net assets, end of period (thousands)	$51,209	$40,373	$35,214	$15,410	$22,908
Ratios to average net assets
Expenses [3]	1.15%	1.12%	1.00%	0.96%	1.08%
Net investment income (loss)	0.47%	0.47%	0.60%	0.25%	(0.08%)
Portfolio turnover rate	54%	49%	67%	54%	67%

[1] Net investment income per share is based on average shares outstanding during the period.
[2] Excluding applicable sales charges
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS B	2004	2003 [1]	2002 [1]	2001 [1]	2000

Net asset value, beginning of period	$ 11.48	$ 9.36	$ 11.82	$17.21	$19.77

Income from investment operations
Net investment loss	(0.04)	(0.03)	(0.01)	(0.07)	(0.13)
Net realized and unrealized gains or losses on securities and futures contracts	1.57	2.15	(2.45)	(4.67)	2.40

Total from investment operations	1.53	2.12	(2.46)	(4.74)	2.27

Distributions to shareholders from
Net investment income	0 [2]	0 [2]	0	0	0
Net realized gains	0	0	0	(0.65)	(4.83)

Total distributions to shareholders	0	0	0	(0.65)	(4.83)

Net asset value, end of period	$ 13.01	$ 11.48	$ 9.36	$11.82	$17.21

Total return [3]	13.34%	22.68%	(20.81%)	(28.44%)	11.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,177	$10,211	$11,221	$2,017	$2,704
Ratios to average net assets
Expenses [4]	1.85%	1.85%	1.76%	1.73%	1.84%
Net investment loss	(0.24%)	(0.25%)	(0.13%)	(0.47%)	(0.84%)
Portfolio turnover rate	54%	49%	67%	54%	67%

[1] Net investment loss per share is based on average shares outstanding during the period.
[2] Amount represents less than $0.005 per share.
[3] Excluding applicable sales charges
[4] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS C	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000

Net asset value, beginning of period	$11.69	$ 9.53	$12.03	$17.50	$20.02

Income from investment operations
Net investment loss	(0.03)	(0.02)	(0.01)	(0.08)	(0.12)
Net realized and unrealized gains or losses on securities and futures contracts	1.58	2.18	(2.49)	(4.74)	2.43

Total from investment operations	1.55	2.16	(2.50)	(4.82)	2.31

Distributions to shareholders from
Net investment income	0 [2]	0	0	0	0
Net realized gains	0	0	0	(0.65)	(4.83)

Total distributions to shareholders	0	0	0	(0.65)	(4.83)

Net asset value, end of period	$13.24	$11.69	$ 9.53	$12.03	$17.50

Total return [3]	13.27%	22.67%	(20.78%)	(28.42%)	11.49%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,518	$ 460	$ 504	$ 88	$ 409
Ratios to average net assets
Expenses [4]	1.84%	1.85%	1.75%	1.72%	1.84%
Net investment loss	(0.24%)	(0.21%)	(0.11%)	(0.54%)	(0.82%)
Portfolio turnover rate	54%	49%	67%	54%	67%

1 Net investment loss per share is based on average shares outstanding during the period.
2 Amount represents less than $0.005 per share.
3 Excluding applicable sales charges
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS I [1]	2004	2003 [2]	2002 [2]	2001 [2]	2000

Net asset value, beginning of period	$ 11.99	$ 9.74	$ 12.28	$ 17.78	$ 20.11

Income from investment operations
Net investment income	0.10	0.08	0.10	0.08	0.03
Net realized and unrealized gains or losses on securities and futures contracts	1.62	2.25	(2.54)	(4.85)	2.48

Total from investment operations	1.72	2.33	(2.44)	(4.77)	2.51

Distributions to shareholders from
Net investment income	(0.10)	(0.08)	(0.10)	(0.08)	(0.01)
Net realized gains	0	0	0	(0.65)	(4.83)

Total distributions to shareholders	(0.10)	(0.08)	(0.10)	(0.73)	(4.84)

Net asset value, end of period	$ 13.61	$ 11.99	$ 9.74	$ 12.28	$ 17.78

Total return	14.40%	24.04%	(20.05%)	(27.72%)	12.62%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,455,039	$528,160	$805,341	$843,929	$1,062,608
Ratios to average net assets
Expenses [3]	0.84%	0.85%	0.74%	0.73%	0.81%
Net investment income	0.76%	0.76%	0.83%	0.52%	0.24%
Portfolio turnover rate	54%	49%	67%	54%	67%

[1] Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
[2] Net investment income per share is based on average shares outsta nding during the period.
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS IS	2004	2003 [1]	2002 [1]	2001 [1]	2000 [2]

Net asset value, beginning of period	$ 11.93	$ 9.70	$12.23	$17.69	$19.83

Income from investment operations
Net investment income	0.07	0.05	0.07	0.04	0.01
Net realized and unrealized gains or losses on securities and futures contracts	1.63	2.24	(2.53)	(4.81)	0.34

Total from investment operations	1.70	2.29	(2.46)	(4.77)	0.35

Distributions to shareholders from
Net investment income	(0.06)	(0.06)	(0.07)	(0.04)	0
Net realized gains	0	0	0	(0.65)	(2.49)

Total distributions to shareholders	(0.06)	(0.06)	(0.07)	(0.69)	(2.49)

Net asset value, end of period	$ 13.57	$11.93	$ 9.70	$12.23	$17.69

Total return	14.23%	23.64%	(20.25%)	(27.85%)	1.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$80,111	$ 915	$ 771	$ 967	$1,435
Ratios to average net assets
Expenses [3]	1.08%	1.10%	0.99%	0.98%	1.00% [4]
Net investment income	0.51%	0.49%	0.58%	0.27%	0.21% [4]
Portfolio turnover rate	54%	49%	67%	54%	67%

[1] Net investment income per share is based on average shares outstanding during the period.
[2] For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[4] Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

September 30, 2004

	Shares	Value

COMMON STOCKS 98.8%
CONSUMER DISCRETIONARY 10.4%
Auto Components 0.7%
Johnson Controls, Inc.	93,761	$5,326,563
Lear Corp.	109,443	5,959,171

		11,285,734

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	179,849	8,505,059
Darden Restaurants, Inc. (p)	287,272	6,699,183
Yum! Brands, Inc.	209,755	8,528,639

		23,732,881

Household Durables 1.0%
Fortune Brands, Inc.	134,956	9,998,890
Whirlpool Corp. (p)	116,860	7,022,117

		17,021,007

Media 3.5%
Fox Entertainment Group, Inc., Class A * (p)	296,362	8,221,082
McGraw-Hill Companies, Inc.	110,570	8,811,323
Time Warner, Inc. *	1,377,517	22,233,124
Walt Disney Co.	732,821	16,525,114

		55,790,643

Multi-line Retail 0.5%
Nordstrom, Inc.	215,104	8,225,577

Specialty Retail 3.2%
Best Buy Co., Inc.	202,407	10,978,556
Home Depot, Inc.	540,858	21,201,634
Limited Brands, Inc. (p)	506,636	11,292,916
Michaels Stores, Inc. (p)	123,996	7,341,803

		50,814,909

CONSUMER STAPLES 10.9%
Beverages 2.0%
Coca-Cola Co.	412,013	16,501,121
Pepsi Bottling Group, Inc.	427,628	11,610,100
PepsiCo, Inc.	69,690	3,390,418

		31,501,639

Food & Staples Retailing 3.7%
Costco Wholesale Corp.	241,946	10,055,276
CVS Corp.	346,584	14,601,584
SUPERVALU, Inc. (p)	240,410	6,623,295
Wal-Mart Stores, Inc.	523,789	27,865,575

		59,145,730

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 1.6%
Archer-Daniels-Midland Co.	813,600	$13,814,928
Hershey Foods Corp.	117,983	5,510,986
Tyson Foods, Inc., Class A (p)	408,041	6,536,817

		25,862,731

Household Products 1.9%
Procter & Gamble Co.	547,783	29,646,016

Personal Products 0.6%
Avon Products, Inc.		10,330,626

Tobacco 1.1%
Altria Group, Inc.	384,274	18,076,249

ENERGY 7.2%
Oil & Gas 7.2%
Anadarko Petroleum Corp. (p)	177,737	11,794,627
Apache Corp.	88,416	4,430,526
ChevronTexaco Corp.	363,950	19,522,278
ConocoPhillips	222,220	18,410,927
Exxon Mobil Corp.	755,020	36,490,117
Marathon Oil Corp.	295,377	12,193,162
Valero Energy Corp. (p)	144,796	11,614,087

		114,455,724

FINANCIALS 20.6%
Capital Markets 2.9%
Bear Stearns Companies, Inc.	87,217	8,387,659
Goldman Sachs Group, Inc.	144,455	13,468,984
Lehman Brothers Holdings, Inc.	127,319	10,149,871
Merrill Lynch & Co., Inc.	147,896	7,353,389
Morgan Stanley	141,343	6,968,210

		46,328,113

Commercial Banks 5.0%
Bank of America Corp.	894,810	38,772,117
National City Corp.	392,191	15,146,416
SunTrust Banks, Inc.	100,872	7,102,398
U.S. BanCorp.	497,099	14,366,161
Wells Fargo & Co.	79,911	4,765,093

		80,152,185

Consumer Finance 0.6%
Capital One Financial Corp.	130,436	9,639,220

Diversified Financial Services 4.6%
CIT Group, Inc.	198,768	7,431,935
Citigroup, Inc.	960,598	42,381,584
JPMorgan Chase & Co.	583,716	23,191,037

		73,004,556

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 4.8%
ACE, Ltd.	252,982	$10,134,459
Allstate Corp.	280,603	13,466,138
American International Group, Inc.	305,863	20,795,625
Chubb Corp.	136,234	9,574,526
Loews Corp.	137,825	8,062,762
MetLife, Inc.	388,609	15,019,738

		77,053,248

Real Estate 0.3%
Equity Office Properties Trust REIT	197,682	5,386,835

Thrifts & Mortgage Finance 2.4%
Countrywide Financial Corp.	362,441	14,276,551
Fannie Mae	147,672	9,362,405
Golden West Financial Corp.	101,508	11,262,312
MGIC Investment Corp. (p)	59,780	3,978,359

		38,879,627

HEALTH CARE 13.1%
Biotechnology 1.3%
Amgen, Inc. *	189,856	10,761,038
Genzyme Corp. *	181,205	9,859,364

		20,620,402

Health Care Equipment & Supplies 1.4%
Bausch & Lomb, Inc. (p)	104,034	6,913,059
Becton Dickinson & Co.	168,826	8,728,304
Fisher Scientific International, Inc. *	123,451	7,200,897

		22,842,260

Health Care Providers & Services 2.8%
Aetna, Inc.	179,765	17,963,916
Anthem, Inc. * (p)	57,199	4,990,613
CIGNA Corp.	194,122	13,516,715
Medco Health Solutions, Inc. *	274,868	8,493,421

		44,964,665

Pharmaceuticals 7.6%
Bristol-Myers Squibb Co.	367,203	8,691,695
Johnson & Johnson	711,542	40,081,161
Merck & Co., Inc.	318,939	10,524,987
Pfizer, Inc.	1,442,948	44,154,209
Watson Pharmaceuticals, Inc. *	152,413	4,490,087
Wyeth	366,070	13,691,018

		121,633,157

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 11.7%
Aerospace & Defense 1.4%
L-3 Communications Holdings, Inc. (p)	138,050	$9,249,350
Northrop Grumman Corp.	240,059	12,802,346

		22,051,696

Air Freight & Logistics 1.6%
FedEx Corp.	168,086	14,403,289
Ryder System, Inc. (p)	227,085	10,682,079

		25,085,368

Building Products 1.1%
American Standard Companies, Inc. *	166,763	6,488,748
Masco Corp.	321,236	11,092,279

		17,581,027

Commercial Services & Supplies 0.7%
Cendant Corp.	547,360	11,822,976

Industrial Conglomerates 3.3%
General Electric Co.	1,152,768	38,709,950
Tyco International, Ltd.	438,602	13,447,537

		52,157,487

Machinery 3.2%
Caterpillar, Inc.	216,562	17,422,413
Cummins, Inc.	55,248	4,082,275
Eaton Corp.	184,469	11,697,179
Paccar, Inc.	223,553	15,451,983
SPX Corp. (p)	89,720	3,176,088

		51,829,938

Road & Rail 0.4%
Burlington Northern Santa Fe Corp.	158,073	6,055,777

INFORMATION TECHNOLOGY 15.6%
Communications Equipment 2.5%
Cisco Systems, Inc. *	975,963	17,664,930
Motorola, Inc.	469,627	8,472,071
QUALCOMM, Inc.	338,339	13,208,755

		39,345,756

Computers & Peripherals 3.4%
Dell, Inc. *	309,525	11,019,090
EMC Corp. *	102,132	1,178,603
Hewlett-Packard Co. (p)	394,479	7,396,481
International Business Machines Corp.	286,181	24,537,159
Lexmark International, Inc., Class A *	36,558	3,071,238
NCR Corp. *	54,916	2,723,284
SanDisk Corp. * (p)	156,188	4,548,195

		54,474,050

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 0.5%
Agilent Technologies, Inc. *	119,835	$2,584,841
Jabil Circuit, Inc. *	131,706	3,029,238
Sanmina-SCI Corp. * (p)	395,030	2,784,961

		8,399,040

Internet Software & Services 0.2%
Yahoo!, Inc. *	76,805	2,604,458

IT Services 1.0%
Affiliated Computer Services, Inc., Class A *	111,288	6,195,403
Computer Sciences Corp. *	118,362	5,574,850
Fiserv, Inc. *	139,008	4,845,819

		16,616,072

Office Electronics 0.3%
Xerox Corp. * (p)	322,489	4,540,645

Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices, Inc. * (p)	210,193	2,732,509
Analog Devices, Inc.	53,798	2,086,287
Applied Materials, Inc. *	214,780	3,541,722
Intel Corp.	965,612	19,370,177
Maxim Integrated Products, Inc.	89,497	3,784,828
National Semiconductor Corp. * (p)	229,800	3,559,602
Teradyne, Inc. *	134,725	1,805,315
Texas Instruments, Inc.	383,893	8,169,243

		45,049,683

Software 4.9%
Adobe Systems, Inc.	127,978	6,331,072
Electronic Arts, Inc. *	182,090	8,374,319
Microsoft Corp.	1,658,676	45,862,391
Oracle Corp. *	860,375	9,705,030
Symantec Corp. *	138,885	7,622,009

		77,894,821

MATERIALS 3.5%
Chemicals 0.6%
Eastman Chemical Co.	195,796	9,310,100

Containers & Packaging 1.3%
Ball Corp.	324,941	12,162,542
Temple-Inland, Inc.	121,335	8,147,645

		20,310,187

Metals & Mining 0.8%
Nucor Corp. (p)	140,340	12,822,866

Paper & Forest Products 0.8%
Georgia-Pacific Corp.	357,959	12,868,626

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 3.1%
AT&T Corp.	121,835	$ 1,744,677
BellSouth Corp.	215,542	5,845,499
CenturyTel, Inc. (p)	198,052	6,781,301
SBC Communications, Inc.	264,962	6,875,764
Sprint Corp.	198,021	3,986,163
Verizon Communications, Inc.	634,906	25,002,598

		50,236,002

UTILITIES 2.7%
Electric Utilities 1.9%
American Electric Power Co., Inc. (p)	180,932	5,782,587
CenterPoint Energy, Inc. (p)	940,335	9,741,871
Edison International (p)	282,833	7,497,903
TXU Corp.	156,185	7,484,385

		30,506,746

Gas Utilities 0.4%
NiSource, Inc.	276,122	5,801,323

Multi-Utilities & Unregulated Power 0.4%
Sempra Energy	188,617	6,826,049

Total Common Stocks (cost $1,173,400,517)		1,580,584,427

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 5.2%
U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Bills 1.63%, 12/16/2004 ƒ†	$ 1,500,000	1,494,838

	Shares	Value

MUTUAL FUND SHARES 5.1%
Evergreen Institutional Money Market Fund ø	1,918,747	1,918,747
Navigator Prime Portfolio (pp)	80,507,439	80,507,439

		82,426,186

Total Short-Term Investments (cost $83,921,024)		83,921,024

Total Investments (cost $1,257,321,541) 104.0%		1,664,505,451
Other Assets and Liabilities (4.0%)		(64,453,251)

Net Assets 100.0%		$ 1,600,052,200

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

September 30, 2004

(p)	All or a portion of this security is on loan.
*	Non-income producing security
ƒ	All or a portion of the principal amount of this security was pledged to cover the initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money marketf und.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
REIT	Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of September 30, 2004:

Financials	20.9%
Information Technology	15.8%
Health Care	13.3%
Industrials	11.8%
Consumer Staples	11.0%
Consumer Discretionary	10.6%
Energy	7.2%
Materials	3.5%
Telecommunication Services	3.2%
Utilities	2.7%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004

Assets
Investments in securities, at value (cost $1,257,321,541) including
$79,440,611 of securities loaned	$1,664,505,451
Receivable for securities sold	44,592,189
Receivable for Fund shares sold	244,893
Dividends receivable	1,750,971
Receivable for securities lending income	701
Prepaid expenses and other assets	29,577

Total assets	1,711,123,782

Liabilities
Dividends payable	935,942
Payable for securities purchased	27,362,561
Payable for Fund shares redeemed	1,862,482
Payable for securities on loan	80,507,439
Payable for daily variation margin on open futures contracts	5,421
Advisory fee payable	27,284
Distribution Plan expenses payable	1,342
Due to other related parties	5,205
Accrued expenses and other liabilities	363,906

Total liabilities	111,071,582

Net assets	$1,600,052,200

Net assets represented by
Paid-in capital	$1,467,739,334
Overdistributed net investment income	(228,520)
Accumulated net realized losses on securities and futures contracts	(274,709,895)
Net unrealized gains on securities and futures contracts	407,251,281

Total net assets	$1,600,052,200

Net assets consists of
Class A	$51,208,533
Class B	11,176,549
Class C	2,517,590
Class I	1,455,038,826
Class IS	80,110,702

Total net assets	$1,600,052,200

Shares outstanding
Class A	3,775,470
Class B	858,967
Class C	190,115
Class I	106,887,504
Class IS	5,905,044

Net asset value per share
Class A	$13.56
Class A - Offering price (based on sales charge of 5.75%)	$14.39
Class B	$13.01
Class C	$13.24
Class I	$13.61
Class IS	$13.57

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Year Ended September 30, 2004

Investment income
Dividends	$25,019,232

Expenses
Advisory fee	10,194,005
Distribution Plan expenses
Class A	149,074
Class B	130,963
Class C	23,023
Class IS	184,824
Administrative services fee	1,559,483
Transfer agent fees	603,681
Trustees' fees and expenses	148,180
Printing and postage expenses	93,006
Custodian and accounting fees	405,354
Registration and filing fees	113,056
Professional fees	29,961
Interest expense	2,602
Other	202,282

Total expenses	13,839,494
Less: Expense reductions	(5,024)
Fee waivers and expense reimbursements	(254,826)

Net expenses	13,579,644

Net investment income	11,439,588

Net realized and unrealized gains or losses on
securities and futures contracts
Net realized gains on:
Securities	199,539,537
Futures contracts	283,328

Net realized gains on securities and futures contracts	199,822,865
Net change in unrealized gains or losses on securities and futures contracts	(41,948,456)

Net realized and unrealized gains or losses on securities and futures contracts	157,874,409

Net increase in net assets resulting from operations	$169,313,997

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2004		2003

Operations
Net investment income		$11,439,588		$4,832,536
Net realized gains or losses on
securities and futures contracts		199,822,865		(53,388,501)
Net change in unrealized gains or
losses on securities and futures
contracts		(41,948,456)		201,028,245

Net increase in net assets
resulting from operations		169,313,997		152,472,280

Distributions to shareholders
from
Net investment income
Class A		(216,657)		(191,121)
Class B		(1,636)		(2,282)
Class C		(288)		0
Class I		(10,958,480)		(4,563,183)
Class IS		(383,210)		(4,554)

Total distributions to shareholders		(11,560,271)		(4,761,140)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,514,500	20,294,321	1,340,853	14,359,135
Class B	100,616	1,292,326	41,906	446,604
Class C	47,386	622,093	172,301	1,729,352
Class I	8,113,548	108,542,969	5,210,273	56,327,029
Class IS	103,095	1,376,467	0	0

		132,128,176		72,862,120

Net asset value of shares issued in
reinvestment of distributions
Class A	14,641	195,870	16,555	179,604
Class B	116	1,500	221	2,212
Class C	18	241	0	0
Class I	128,551	1,724,131	137,395	1,505,242
Class IS	23,457	315,559	415	4,527

		2,237,301		1,691,585

Automatic conversion of Class B
shares to Class A shares
Class A	284,710	3,788,174	111,024	1,187,229
Class B	(296,543)	(3,788,174)	(115,248)	(1,187,229)

		0		0

Payment for shares redeemed
Class A	(1,629,225)	(21,823,724)	(1,715,303)	(18,490,611)
Class B	(307,628)	(3,930,653)	(236,829)	(2,415,354)
Class C	(79,653)	(1,044,964)	(185,816)	(1,932,034)
Class I	(38,536,219)	(519,410,280)	(43,941,253)	(472,321,188)
Class IS	(2,098,458)	(28,164,714)	(3,164)	(36,423)

		(574,374,335)		(495,195,610)

Net asset value of shares issued in
acquisition
Class A	207,685	2,647,485	0	0
Class B	473,118	5,799,909	0	0
Class C	183,004	2,283,228	0	0
Class I	93,116,546	1,191,947,205	0	0
Class IS	7,800,217	99,509,700	0	0

		1,302,187,527		0

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended September 30,

	2004	2003

Capital share transactions
(continued)
Net increase (decrease) in net assets
resulting from capital share
transactions	$ 862,178,669	$(420,641,905)

Total increase (decrease) in net assets	1,019,932,395	(272,930,765)
Net assets
Beginning of period	580,119,805	853,050,570

End of period	$ 1,600,052,200	$580,119,805

Undistributed (overdistributed) net
investment income	$ (228,520)	$49,023

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Large Cap Equity Fund (the "Fund") (formerly, Evergreen Stock Selector Fund) is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imper-

23

NOTES TO FINANCIAL STATEMENTS continued

fect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain capital loss carryovers assumed as a result of acquisitions and certain distributions received from real estate investment trusts.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

24

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.45% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.66% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended September 30, 2004, EIMC waived its fee in the amount of $254,073 and reimbursed expenses relating to Class A shares in the amount of $753 which represents 0.02% of the Fund's average daily net assets and 0.00% of the average daily net assets of Class A shares, respectively. As of September 30, 2004 the Fund had $633,012 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2004, the transfer agent fees were equivalent to an annual rate of 0.04% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2004, the Fund paid brokerage commissions of $47,606 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended September 30, 2004, EIS received $1,717 from the sale of Class A shares and $5,929 in contingent deferred sales charges from redemptions of Class B shares.

25

NOTES TO FINANCIAL STATEMENTS continued

5. ACQUISITION

Effective at the close of business on December 5, 2003, the Fund acquired the net assets of Evergreen Core Equity Fund in a tax-free exchange for Class A, Class B, Class C, Class I and Class IS shares of the Fund. Shares were issued to Class A, Class B, Class C, Class I and Class IS shares of Evergreen Core Equity Fund at an exchange ratio of 4.54, 4.72, 4.64, 4.52 and 4.20 for Class A, Class B, Class C, Class I and Class IS shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $306,963,595. The aggregate net assets of the Fund and Evergreen Core Equity Fund immediately prior to the acquisition were $599,467,930 and $1,302,187,527, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,901,655,457.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $805,690,100 and $1,248,782,797, respectively, for the year ended September 30, 2004.

At September 30, 2004, the Fund had open futures contracts outstanding as follows:

		Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	September 30, 2004	Gain

December 2004	79 S&P 500 Index	$21,951,904	$22,019,275	$67,371

During the year ended September 30, 2004, the Fund loaned securities to certain brokers. At September 30, 2004, the value of securities on loan and the value of collateral amounted to $79,440,611 and $80,507,439, respectively. During the year ended September 30, 2004, the Fund earned $47,377 in income from securities lending which is included in dividend income on the Statement of Operations.

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $1,259,682,345. The gross unrealized appreciation and depreciation on securities based on tax cost was $429,840,145 and $25,017,039, respectively, with a net unrealized appreciation of $404,823,106.

As of September 30, 2004, the Fund had $272,281,720 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$12,175,701	$75,281,960	$65,124,485	$119,699,574

26

NOTES TO FINANCIAL STATEMENTS continued

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2004, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryover

$228,520	$404,823,106	$272,281,720

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid were $11,560,271 and $4,761,140 of ordinary income for the years ended September 30, 2004 and September 30, 2003, respectively.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended September 30, 2004, the Fund had average borrowings outstanding of $166,909 at an average rate of 1.56% and paid interest of $2,602.

27

NOTES TO FINANCIAL STATEMENTS continued

12. SUBSEQUENT DISTRIBUTIONS

On October 29, 2004, the Fund declared distributions from net investment income to shareholders of record on October 28, 2004. The per share amounts payable on November 1, 2004 are as follows:

Net Investment
Income

Class A	$ 0.0041
Class I	0.0073
Class IS	0.0046

These distributions are not reflected in the accompanying financial statements.

13. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have material effect on the Fund's financial position and results of operations.

14. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC

28

NOTES TO FINANCIAL STATEMENTS continued

calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Large Cap Equity Fund (formerly Evergreen Stock Selector Fund), a series of Evergreen Equity Trust, as of September 30, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004 by correspondence with the custodian. As to the securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Large Cap Equity Fund, as of September 30, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts November 12, 2004

30

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 100% of ordinary income dividends paid during the fiscal year ended September 30, 2004 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended September 30, 2004, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2004 year-end tax information will be reported to you on your 2004 Form 1099-DIV, which shall be provided to you in early 2005.

31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer, Senior Vice President and Director of
Chief Compliance Officer	Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

571532 11/2004

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only. (For annuals update the items below in blue and remove the prior sentence, for semiannuals remove this sentence along with all information up to but not including Item 5 and just leave the prior sentence.)

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 8 series of the Registrant's annual financial statements for the fiscal years ended September 30, 2003 and September 30, 2004, and fees billed for other services rendered by KPMG LLP.

	2003	2004
Audit fees	$149,006	$150,401
Audit-related fees (1)	15,082	4,154

Audit and audit-related fees	164,088	154,555
Tax fees (2)	16,127	3,250
All other fees	0	0

Total fees	$180,215	$157,805

(1) Audit-related fees consists principally of fees for interfund lending procedures and any merger related activity.
(2) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor's independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the "SEC") has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specified pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor's independence.

II. Delegation

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor's report on management's report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit –related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds' financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC's prohibited non-audit services is attached to this policy as Exhibit 1. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor's services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds' investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable at this time. Applicable for closed-end funds only.

Item 9 – Submission of Matters to a Vote of Security Holders

If applicable, not applicable at this time.

Item 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 11/29/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 11/29/2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 11/24/2004